                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-7820
                                  ----------------------------------------------

                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    MARCH 31
                         -------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2005

Equity Income Fund
Mid Cap Value Fund
Small Cap Value Fund

[American Century Investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
EQUITY INCOME

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III  WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Equity Income, Mid
Cap Value, and Small Cap Value funds for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentaries, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CHAIRMAN

/s/James E. Stowers III
James E. Stowers III
CO-CHAIRMAN OF THE BOARD

Equity Income - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                       1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        10.69%      12.62%      14.20%     14.34%         8/1/94
--------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(1)        12.88%       5.89%      12.85%     12.69%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)       6.69%      -3.16%      10.79%     11.21%(2)        --
--------------------------------------------------------------------------------
LIPPER EQUITY
INCOME INDEX(1)        9.96%       3.97%       9.78%      9.77%(2)        --
--------------------------------------------------------------------------------
Institutional Class   10.91%      12.87%          --     10.33%         7/8/98
--------------------------------------------------------------------------------
Advisor Class         10.41%      12.34%          --     11.81%         3/7/97
--------------------------------------------------------------------------------
C Class                9.60%          --          --      8.35%         7/13/01
--------------------------------------------------------------------------------
R Class               10.03%(3)       --          --     14.20%         8/29/03
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper
    Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(3) Class return would have been lower if the class had not received partial reimbursements of distribution and service fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Equity Income - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------
                  1996    1997    1998    1999    2000     2001   2002     2003     2004    2005
--------------------------------------------------------------------------------------------------
Investor Class   25.69%  16.23%  37.78%  -0.44%   3.88%   20.85% 17.35%  -12.09%   31.30%  10.69%
--------------------------------------------------------------------------------------------------
Russell 3000
Value Index      32.80%  17.83%  46.78%   2.51%   6.81%    1.48%  5.67%  -22.79%   42.45%  12.88%
--------------------------------------------------------------------------------------------------
S&P 500 Index    32.10%  19.83%  48.00%  18.46%  17.94%  -21.68%  0.24%  -24.76%   35.12%   6.69%
--------------------------------------------------------------------------------------------------
Lipper Equity
Income Index     25.95%  14.99%  37.71%   1.59%   3.25%    1.73%  3.91%  -22.91%   35.57%   9.96%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Equity Income - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE EQUITY INCOME INVESTMENT TEAM: PHIL DAVIDSON AND SCOTT
MOORE.

Equity Income gained 10.69%* for the year ended March 31, 2005, outperforming the Lipper Equity Income Index, which was up 9.96%. The S&P 500 Index, representative of the broad market, gained 6.69%.

Equity Income's long-term performance has been strong. From the fund's inception on August 1, 1994, Equity Income has produced an average annualized return of
14.34%, significantly ahead of the 9.77%** figure posted by the Lipper Equity
Income Index and the S&P 500's 11.21%** return.

MARKET ENTHUSIASM WANES

After moving sideways for much of last year, stocks rallied during the final two months of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices. But stock market optimism waned during the first quarter of 2005, as investors worried about the dampening effects of surging energy and commodity prices, and higher interest rates.

Equity Income's primary objective is dividend income and the fund was rewarded for that stance. On an equally-weighted basis, dividend-paying companies in the
S&P 500 Index were up an average of roughly 14% over the 12-month period, while non- dividend-payers were slightly negative.

STRENGTH IN ENERGY

In a portfolio that leaned toward integrated oil companies, Exxon Mobil Corp.
was our top-contributing security, with Royal Dutch Petroleum Co., BP plc and
Unocal Corp. also significant contributors. On the whole, they benefited from rapidly rising oil and gas prices, while higher utilization rates widened margins for refinery and chemical segments. As a result, each of these higher-quality companies delivered strong operating results and three of the four increased their dividend. Unocal further benefited from takeover speculation (in April 2005, the company announced a merger with ChevronTexaco).

TOP TEN HOLDINGS
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        3.5%                  5.0%
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                          3.4%                  1.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.2%                  3.5%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.8%                  3.1%
--------------------------------------------------------------------------------
FPL Group, Inc.,
8.00%, 2/16/06                            2.7%                  2.1%
--------------------------------------------------------------------------------
DST Systems Inc.,
3.625%, 8/20/08                           2.6%                  1.0%
--------------------------------------------------------------------------------
Agilent Technologies Inc.,
3.00%, 12/1/21                            2.5%                  0.4%
--------------------------------------------------------------------------------
International Paper Co.,
3.70%, 6/20/21                            2.2%                    --
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                        2.2%                    --
--------------------------------------------------------------------------------
Veritas Software Corp.,
0.25%, 8/1/13                             2.1%                  0.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

**From 7/31/1994, the date nearest the fund's inception for which data are available.

(continued)

------
4

Equity Income - Portfolio Commentary

INDUSTRIALS CONTRIBUTE

Our industrial stocks continued to generate strong absolute results. Aerospace and defense holdings were led by Honeywell International Inc., the leading maker of cockpit electronics. Honeywell's operating results improved over the period, leading to a 10% increase in its annual dividend.

Elsewhere, electrical equipment makers Hubbell Inc. and Emerson Electric Co.
continued to benefit from stronger demand from their worldwide customers. These higher-quality companies offer above-average dividend yields compared to the companies in the S&P 500 Index, which is consistent with Equity Income's charter.

UTILITIES UP

Utility stocks were another bright spot. On the electric side, FPL Group Inc.
led our investments. This public utility holding company's main subsidiary is
Florida Power & Light Co. The company increased its dividend twice in 2004, and once in 2005, for a total increase of 14.5%, a sign of its strong position--and of the importance of dividends to its total return. Our gas utilities were led by Charlotte-based Piedmont Natural Gas Co., Inc., which is benefiting from its successful integration of North Carolina Natural Gas. Piedmont's 7% dividend increase in the first quarter of 2005 marked the 27th consecutive year that the company has raised its dividend.

MARSH DETRACTS

Our largest detractor was Marsh & McLennan Cos., which fell during the fourth quarter when the company was accused of bid-rigging and steering work to a select group of insurers. Despite these setbacks, we do not think Marsh will cede its leadership position in the insurance brokerage industry. We continue to hold our position.

LOOKING AHEAD

We seek well-managed companies whose shares appear to be undervalued for transitory reasons, while pursuing a relatively high income stream. Along those lines, the move to higher dividend payouts by many companies should continue to be an advantage for Equity Income.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2005

--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Oil & Gas                                12.0%                 12.4%
--------------------------------------------------------------------------------
Commercial Banks                         10.1%                  9.9%
--------------------------------------------------------------------------------
Electric Utilities                        8.5%                  7.7%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                  6.0%                  1.7%
--------------------------------------------------------------------------------
Commercial
Services & Supplies                       4.8%                  3.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks, Options
and Equity Futures                       61.4%                 76.0%
--------------------------------------------------------------------------------
Convertible Bonds                        31.2%                 11.1%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                          6.8%                 12.0%
--------------------------------------------------------------------------------
Preferred Stocks                           --                   0.8%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.4%                 99.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.6%                  0.1%
--------------------------------------------------------------------------------

------
5

Equity Income - Schedule of Investments
MARCH 31, 2005

Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 61.5%

AEROSPACE & DEFENSE - 1.7%
--------------------------------------------------------------------------------
    1,984,157    Honeywell International Inc.                  $   73,830,482
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 1.3%
--------------------------------------------------------------------------------
      801,800    United Parcel Service, Inc. Cl B                  58,322,932
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.9%
--------------------------------------------------------------------------------
    2,058,288    Cooper Tire & Rubber                              37,790,168
--------------------------------------------------------------------------------
AUTOMOBILES - 0.2%
--------------------------------------------------------------------------------
      300,000    General Motors Corp.(1)                            8,817,000
--------------------------------------------------------------------------------
BEVERAGES - 1.4%
--------------------------------------------------------------------------------
      709,500    Anheuser-Busch Companies, Inc.                    33,623,205
--------------------------------------------------------------------------------
      630,700    Coca-Cola Company (The)                           26,281,269
--------------------------------------------------------------------------------
                                                                   59,904,474
--------------------------------------------------------------------------------
CHEMICALS - 1.5%
--------------------------------------------------------------------------------
    1,264,400    du Pont (E.I.) de Nemours & Co.                   64,787,856
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 10.1%
--------------------------------------------------------------------------------
      993,700    Bank of America Corp.                             43,822,170
--------------------------------------------------------------------------------
    3,122,164    Commerce Bancshares, Inc.(2)                     150,488,305
--------------------------------------------------------------------------------
      486,200    Mercantile
                 Bankshares Corporation                            24,728,131
--------------------------------------------------------------------------------
    1,677,100    SunTrust Banks, Inc.                             120,868,597
-------------------------------------------------------------------------------
      785,900    U.S. Bancorp                                      22,649,638
-------------------------------------------------------------------------------
      475,587    UMB Financial Corp.                               27,070,412
-------------------------------------------------------------------------------
    1,219,953    Whitney Holding Corp.                             54,300,108
-------------------------------------------------------------------------------
                                                                  443,927,361
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 4.8%
--------------------------------------------------------------------------------
    2,108,200    Pitney Bowes, Inc.                                95,121,984
--------------------------------------------------------------------------------
    2,453,243    Republic Services, Inc. Cl A                      82,134,576
--------------------------------------------------------------------------------
    1,117,400    Waste Management, Inc.                            32,236,990
--------------------------------------------------------------------------------
                                                                  209,493,550
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.2%
--------------------------------------------------------------------------------
      428,100    Nokia Oyj ADR                                      6,605,583
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.7%
--------------------------------------------------------------------------------
      339,600    International Business
                 Machines Corp.                                    31,032,648
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.3%
--------------------------------------------------------------------------------
      432,000    Sonoco Products Co.                               12,463,200
--------------------------------------------------------------------------------
DIVERSIFIED - 3.5%
--------------------------------------------------------------------------------
    1,316,800    Standard and Poor's 500
                 Depositary Receipt                               155,382,400
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
--------------------------------------------------------------------------------
    2,260,300    BellSouth Corp.                                   59,423,287
--------------------------------------------------------------------------------
      725,200    Iowa Telecommunications
                 Services Inc.                                     14,141,400
--------------------------------------------------------------------------------
      560,300    Verizon Communications                            19,890,650
--------------------------------------------------------------------------------
                                                                   93,455,337
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 4.0%
--------------------------------------------------------------------------------
    1,858,278    IDACORP, Inc.                                $    52,719,347
--------------------------------------------------------------------------------
    3,487,500    Pepco Holdings, Inc.                              73,202,625
-------------------------------------------------------------------------------
    2,382,049    Westar Energy Inc.                                51,547,540
-------------------------------------------------------------------------------
                                                                  177,469,512
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.4%
--------------------------------------------------------------------------------
      502,600    Emerson Electric Co.                              32,633,818
--------------------------------------------------------------------------------
      566,956    Hubbell Inc. Cl B                                 28,971,452
--------------------------------------------------------------------------------
                                                                   61,605,270
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.9%
--------------------------------------------------------------------------------
      410,000    ConAgra Foods, Inc.                               11,078,200
--------------------------------------------------------------------------------
    1,486,300    Kellogg Co.                                       64,312,201
--------------------------------------------------------------------------------
    1,523,300    Kraft Foods Inc. Cl A                             50,345,065
---------------------------------------------------------------------------------
                                                                  125,735,466
---------------------------------------------------------------------------------
GAS UTILITIES - 4.0%
--------------------------------------------------------------------------------
      552,326    AGL Resources Inc.                                19,292,747
--------------------------------------------------------------------------------
      558,691    Cascade Natural Gas Corp.(2)                      11,151,472
--------------------------------------------------------------------------------
      675,600    NICOR Inc.                                        25,058,004
--------------------------------------------------------------------------------
    2,271,775    Piedmont Natural Gas Co., Inc.                    52,341,696
--------------------------------------------------------------------------------
    2,167,700    WGL Holdings Inc.                                 67,111,993
--------------------------------------------------------------------------------
                                                                  174,955,912
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.1%
--------------------------------------------------------------------------------
      145,087    Hunter Douglas N.V. ORD                            7,310,995
--------------------------------------------------------------------------------
      658,477    Snap-on Incorporated                              20,932,984
--------------------------------------------------------------------------------
      289,107    Whirlpool Corp.                                   19,581,217
--------------------------------------------------------------------------------
                                                                   47,825,196
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.7%
--------------------------------------------------------------------------------
      460,700    Kimberly-Clark Corp.                              30,281,811
--------------------------------------------------------------------------------
INSURANCE - 1.1%
--------------------------------------------------------------------------------
    1,135,379    CNA Surety Corp.(3)                               15,441,154
--------------------------------------------------------------------------------
    1,124,848    Marsh & McLennan
                 Companies Inc.                                    34,217,877
--------------------------------------------------------------------------------
                                                                   49,659,031
--------------------------------------------------------------------------------
MACHINERY - 0.4%
--------------------------------------------------------------------------------
      409,700    Dover Corp.                                       15,482,563
--------------------------------------------------------------------------------
MEDIA - 1.1%
--------------------------------------------------------------------------------
      642,500    New York Times Co. (The) Cl A                     23,502,650
--------------------------------------------------------------------------------
      604,600    Tribune Co.                                       24,105,402
--------------------------------------------------------------------------------
                                                                   47,608,052
--------------------------------------------------------------------------------
METALS & MINING - 0.5%
--------------------------------------------------------------------------------
      271,600    Barrick Gold Corp.                                 6,507,536
--------------------------------------------------------------------------------
      377,400    Newmont Mining Corporation                        15,945,150
--------------------------------------------------------------------------------
                                                                   22,452,686
--------------------------------------------------------------------------------
OIL & GAS - 9.2%
--------------------------------------------------------------------------------
    1,408,100    BP plc ADR                                        87,865,440
--------------------------------------------------------------------------------
    2,362,700    Exxon Mobil Corp.                                140,816,919
--------------------------------------------------------------------------------
    1,445,692    Royal Dutch Petroleum Co.
                 New York Shares                                   86,799,348
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
6

Equity Income - Schedule of Investments

MARCH 31, 2005

Shares/Principal                                                     Value
--------------------------------------------------------------------------------
    1,414,955    Unocal Corp.                                 $    87,288,574
--------------------------------------------------------------------------------
                                                                  402,770,281
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.3%
--------------------------------------------------------------------------------
    1,266,000    Abbott Laboratories                               59,020,920
--------------------------------------------------------------------------------
      601,300    Bristol-Myers Squibb Co.                          15,309,098
--------------------------------------------------------------------------------
      664,200    Merck & Co., Inc.                                 21,500,154
--------------------------------------------------------------------------------
    1,877,400    Pfizer, Inc.                                      49,319,298
--------------------------------------------------------------------------------
                                                                  145,149,470
--------------------------------------------------------------------------------
REAL ESTATE - 1.1%
--------------------------------------------------------------------------------
      997,622    Rayonier, Inc.                                    49,412,218
--------------------------------------------------------------------------------
ROAD & RAIL - 0.7%
--------------------------------------------------------------------------------
      436,461    Union Pacific Corp.                               30,421,332
--------------------------------------------------------------------------------
SOFTWARE - 0.8%
--------------------------------------------------------------------------------
    1,387,600    Microsoft Corporation                             33,538,292
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.5%
--------------------------------------------------------------------------------
      934,173    Washington Federal, Inc.                          21,775,573
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,362,128,736)                                           2,691,955,656
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS(4)
CONTRACTS
--------------------------------------------------------------------------------
        3,000    General Motors Corp., strike at
                 $35.00, expires 9/17/05
(Cost $744,000)                                                     2,160,000
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 31.2%
AIRLINES - 0.2%
--------------------------------------------------------------------------------
  $   744,900    Citigroup Global Markets
                 Holdings Inc., (convertible into
                 Southwest Airlines Co.),
                 7.02%, 4/3/06(5)                                  10,524,618
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
--------------------------------------------------------------------------------
      335,400    Goldman Sachs Group, Inc.
                 (The), (convertible into Chiron
                 Corp.), 5.00%, 11/21/05(5)                        11,460,283
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.6%
--------------------------------------------------------------------------------
   51,500,000    Masco Corp., 2.81%, 7/20/31(6)                    25,235,000
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.9%
--------------------------------------------------------------------------------
      526,900    Goldman Sachs Group, Inc.
                 (The), (convertible into  International
                 Business Machines Corporation),
                 4.10%, 2/1/06(5)                                  48,240,856
--------------------------------------------------------------------------------
   50,547,000    Hewlett-Packard Co., 4.35%,
                 10/14/17(6)                                       29,254,076
--------------------------------------------------------------------------------
      564,700    Morgan Stanley, (convertible into
                 International Business Machines
                 Corporation), 5.58%, 8/17/05
                 (Acquired 8/10/04,
                 Cost $47,779,267)(5)(7)                           50,419,242
--------------------------------------------------------------------------------
                                                                  127,914,174
--------------------------------------------------------------------------------
Principal                                                           Value
--------------------------------------------------------------------------------
DEPARTMENT STORES - 1.6%
--------------------------------------------------------------------------------
      642,100    Citigroup Global Markets
                 Holdings Inc., (convertible into
                 Wal-Mart Stores, Inc.), 3.40%,
                 3/29/06(5)                                   $    32,666,838
--------------------------------------------------------------------------------
    1,064,000    Citigroup Global Markets
                 Holdings Inc., (convertible into
                 Wal-Mart Stores, Inc.), 5.35%,
                 3/29/06(5)                                        15,428,000
--------------------------------------------------------------------------------
      446,900    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Wal-Mart Stores, Inc.), 3.30%,
                 3/10/06(5)                                        22,454,490
--------------------------------------------------------------------------------
                                                                   70,549,328
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
--------------------------------------------------------------------------------
      206,600    Citigroup Global Markets
                 Holdings Inc., (convertible into
                 Commonwealth Telephone
                 Enterprises, Inc.), VRN,
                 3.82%, 3/20/06(5)                                  9,820,462
--------------------------------------------------------------------------------
   79,561,000    Commonwealth Telephone
                 Enterprises Inc., 3.25%, 7/15/23                  80,157,707
--------------------------------------------------------------------------------
      101,500    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Commonwealth Telephone
                 Enterprises, Inc.),
                 2.00%, 3/13/06(5)                                  4,772,936
--------------------------------------------------------------------------------
      103,000    Merrill Lynch & Co., Inc.,
                 (convertible into Commonwealth
                 Telephone Enterprises, Inc.),
                 2.50%, 3/14/06(5)                                  4,909,495
--------------------------------------------------------------------------------
  113,335,000    Verizon Global Funding Corp.,
                 VRN, 0.18%, 5/15/21(8)                            69,984,362
--------------------------------------------------------------------------------
                                                                  169,644,962
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
--------------------------------------------------------------------------------
  112,152,000    Agilent Technologies Inc.,
                 3.00%, 12/1/21                                   110,750,100
--------------------------------------------------------------------------------
      508,000    Goldman Sachs Group, Inc.
                 (The), (convertible into  AVX Corporation),
                 7.00%, 2/17/06(5)                                  6,060,440
--------------------------------------------------------------------------------
                                                                  116,810,540
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.8%
--------------------------------------------------------------------------------
   34,656,000    Loews Corp., (convertible into
                 Diamond Offshore Drilling, Inc.),
                 3.125%, 9/15/07(5)                                35,089,200
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 0.3%
--------------------------------------------------------------------------------

   11,350,000    Apria Healthcare Group Inc.,
                 3.375%, 9/1/33                                    12,570,125
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 0.6%
--------------------------------------------------------------------------------

      384,100    Goldman Sachs Group, Inc.
                 (The), (convertible into Brinker
                 International, Inc.),
                 7.00%, 9/2/05(5)                                  12,710,637
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
7

Equity Income - Schedule of Investments

MARCH 31, 2005

Principal                                                           Value
--------------------------------------------------------------------------------
      289,600    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Outback Steakhouse, Inc.),
                 6.00%, 8/1/05(5)                             $    12,532,729
--------------------------------------------------------------------------------
                                                                   25,243,336
--------------------------------------------------------------------------------
INSURANCE - 2.7%
--------------------------------------------------------------------------------
   73,000,000    American International
                 Group Inc., 1.54%, 11/9/31(6)                     48,545,000
--------------------------------------------------------------------------------
      500,000    Goldman Sachs Group, Inc.
                 (The), (convertible into Marsh &
                 McLennan Companies, Inc.),
                 11.20%, 4/29/05(5)                                15,053,500
--------------------------------------------------------------------------------
      776,000    Goldman Sachs Group, Inc.
                 (The), (convertible into Marsh &
                 McLennan Companies, Inc.),
                 6.25%, 1/17/06(5)                                 23,785,952
--------------------------------------------------------------------------------
      155,800    Merrill Lynch & Co. Inc.,
                 (convertible into American
                 International Group, Inc.),
                 7.80%, 10/22/05(5)                                 8,745,054
--------------------------------------------------------------------------------
      166,700    Merrill Lynch & Co., Inc.,
                 (convertible into American
                 International Group, Inc.),
                 5.65%, 3/31/06(5)                                  8,960,959
--------------------------------------------------------------------------------
      500,000    Morgan Stanley, (convertible into
                 Marsh & McLennan Companies,  Inc.),
                 10.15%, 7/26/05
                 (Acquired 10/26/04,
                 Cost $14,125,000)(5)(7)                           14,982,500
--------------------------------------------------------------------------------
                                                                  120,072,965
--------------------------------------------------------------------------------
IT SERVICES - 2.6%
--------------------------------------------------------------------------------
  102,319,000    DST Systems Inc.,
                 3.625%, 8/20/08                                  114,980,976
--------------------------------------------------------------------------------
MEDIA - 0.5%
--------------------------------------------------------------------------------
      175,000    Morgan Stanley, (convertible
                 into Dow Jones & Company,
                 Inc.), 4.65%, 2/10/06
                 (Acquired 1/25/05,
                 Cost $7,082,250)(5)(7)                             6,594,875
--------------------------------------------------------------------------------
   22,332,000    Valassis Communications Inc.,
                 3.06%, 6/6/21(6)                                  14,013,330
--------------------------------------------------------------------------------
                                                                   20,608,205
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.3%
--------------------------------------------------------------------------------
      260,000    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Dollar General Corp.),
                 6.375%, 12/9/05(5)                                 5,312,320
--------------------------------------------------------------------------------
      423,700    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Dollar General Corp.),
                 6.625%, 9/2/05(5)                                  8,793,046
--------------------------------------------------------------------------------
                                                                   14,105,366
--------------------------------------------------------------------------------
OIL & GAS - 2.8%
--------------------------------------------------------------------------------
   32,745,000    Devon Energy Corporation,
                 (convertible into  ChevronTexaco Corp.),
                 4.90%, 8/15/08                                    37,738,613
--------------------------------------------------------------------------------
Principal                                                            Value
--------------------------------------------------------------------------------
   46,970,000    Devon Energy Corporation,
                 (convertible into
                 ChevronTexaco Corp.),
                 4.95%, 8/15/08                               $    54,132,925
--------------------------------------------------------------------------------
      175,000    Merrill Lynch & Co. Inc.,
                 (convertible into Unocal
                 Corporation), 7.80%, 3/10/06(5)                   10,806,250
--------------------------------------------------------------------------------
      400,000    Morgan Stanley,
                 (convertible into Unocal
                 Corporation), 6.50%,  2/1/06
                 (Acquired 1/24/05,
                 Cost $18,870,000)(5)(7)                           20,638,000
--------------------------------------------------------------------------------
                                                                  123,315,788
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 2.2%
--------------------------------------------------------------------------------
  172,097,000    International Paper Co.,
                 3.70%, 6/20/21(6)                                 95,298,714
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.7%
--------------------------------------------------------------------------------
      451,000    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Pfizer Inc.), 5.90%, 11/7/05(5)                   11,344,454
--------------------------------------------------------------------------------
      530,800    Morgan Stanley,
                 (convertible into Merck &
                 Co. Inc.), 8.45%, 2/10/06
                 (Acquired 1/28/05,
                 Cost $14,814,628)(5)(7)                           15,916,038
--------------------------------------------------------------------------------
    5,441,000    Watson Pharmaceuticals, Inc.,
                 1.75%, 3/15/23                                     5,196,155
--------------------------------------------------------------------------------
                                                                   32,456,647
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.2%
--------------------------------------------------------------------------------
      460,500    Morgan Stanley, (convertible into
                 Texas Instruments), 9.70%,
                 2/1/06 (Acquired 1/24/05,
                 Cost $9,619,845)(5)(7)                            10,455,652
--------------------------------------------------------------------------------
SOFTWARE - 2.4%
--------------------------------------------------------------------------------
   13,950,000    Veritas Software Corp.,
                 0.25%, 8/1/13                                     13,514,063
--------------------------------------------------------------------------------
   93,501,000    Veritas Software Corp.,
                 0.25%, 8/1/13 (Acquired
                 7/9/04-3/28/05,
                 Cost $90,110,773)(7)                              90,579,093
--------------------------------------------------------------------------------
                                                                  104,093,156
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
--------------------------------------------------------------------------------
      415,000    Goldman Sachs Group, Inc.
                 (The), (convertible into
                 Limited Brands, Inc.),
                 7.50%, 12/12/05(5)                                10,267,515
--------------------------------------------------------------------------------
      540,000    Goldman Sachs Group, Inc.
                 (The), (convertible into The
                 Gap, Inc.), 7.25%, 2/6/06(5)                      11,978,820
--------------------------------------------------------------------------------
      696,000    Merrill Lynch & Co., Inc.,
                 (convertible into The
                 Gap, Inc.), 6.25%, 4/3/06(5)                      15,141,480
--------------------------------------------------------------------------------
      681,000    Morgan Stanley, (convertible into
                 The Gap, Inc.), 6.25%, 3/5/06
                 (Acquired 2/25/05, Cost
                 $14,529,816)(5)(7)                                14,535,945
--------------------------------------------------------------------------------
                                                                   51,923,760
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
8

Equity Income - Schedule of Investments

MARCH 31, 2005

Principal/Shares                                                    Value
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
--------------------------------------------------------------------------------
   37,450,000    Kellwood Co., 3.50%, 6/15/34,
                 (Acquired 11/15/04-3/10/05,
                 Cost $36,622,031)(7)                         $    34,173,125
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.9%
--------------------------------------------------------------------------------
      327,300    Citigroup Global Markets
                 Holdings Inc., (convertible into
                 Fannie Mae), 5.75%, 2/27/06(5)                    18,492,450
--------------------------------------------------------------------------------
      342,900    Morgan Stanley, (convertible into
                 Freddie Mac), 6.75%, 3/5/06
                 (Acquired 2/25/05,
                 Cost $21,137,385)(5)(7)                           21,216,938
--------------------------------------------------------------------------------
                                                                   39,709,388
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(Cost $1,358,683,638)                                           1,366,235,338
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 6.8%
AEROSPACE & DEFENSE - 1.2%
--------------------------------------------------------------------------------
      415,400    Northrop Grumman Corp.,
                 7.00%, 4/4/21                                     54,002,000
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 4.5%
--------------------------------------------------------------------------------
    3,003,300    Ameren Corp., 9.75%, 5/15/05                      80,548,506
--------------------------------------------------------------------------------
    1,879,200    FPL Group, Inc.,
                 8.00%, 2/16/06                                   116,529,191
--------------------------------------------------------------------------------
                                                                  197,077,697
--------------------------------------------------------------------------------
Principal/Shares                                                     Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.3%
--------------------------------------------------------------------------------
      321,700    Newell Financial
                 Trust I, 5.25%, 12/1/27                      $    14,999,263
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.8%
--------------------------------------------------------------------------------
           93    Fannie Mae, 5.375%, 1/5/08
                 (Acquired 12/29/04-3/31/05,
                 Cost $9,315,238)(7)                                8,715,182
--------------------------------------------------------------------------------
      464,500    Washington Mutual, Inc.,
                 5.375%, 7/1/41                                    24,223,664
--------------------------------------------------------------------------------
                                                                   32,938,846
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $288,788,759)                                               299,017,806
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.6%
  $27,300,000    FHLMC Discount Notes,
                 2.54%, 4/1/05(9)
(Cost $27,300,000)                                                 27,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.1%
(Cost $4,037,645,133)                                           4,386,668,800
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - (0.1)%                                          (4,142,960)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                      $4,382,525,840
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell        Settlement Date              Value          Unrealized Loss
-----------------------------------------------------------------------------------------
17,930,618 Euro for USD           4/29/05            $  23,251,020      $   (74,846)
-----------------------------------------------------------------------------------------
33,862,181 Euro for USD           4/29/05               43,909,822         (172,417)
-----------------------------------------------------------------------------------------
24,710,239 Euro for USD           4/29/05               32,042,301         (137,986)
-----------------------------------------------------------------------------------------
24,711,983 GBP for USD            4/29/05               46,624,820         (355,684)
-----------------------------------------------------------------------------------------
21,523,912 GBP for USD            4/29/05               40,609,793         (332,515)
-----------------------------------------------------------------------------------------

                                                    $ 186,437,756       $(1,073,448)
                                                =========================================

(Value on Settlement Date $185,364,308)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

See Notes to Financial Statements.

(continued)

------
9

Equity Income - Schedule of Investments

MARCH 31, 2005

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

GBP = British Pound

ORD = Foreign Ordinary Share

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

(1) Security, or a portion thereof, is being held in connection with an open put option.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to
    Financial Statements.)

(3) Non-income producing.

(4) Category is less than 0.05% of net assets.

(5) Equity-linked debt security. The aggregate value of these securities at
    March 31, 2005, was $530,111,974, which represented 12.1% of net assets.

(6) Security is a zero-coupon bond. The rate indicated is the yield to maturity/put at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $288,226,590, which represented 6.6% of net assets.

(8) Step-coupon security. Yield to maturity/put at purchase is indicated. These securities can become interest bearing at a predetermined rate and future date and are issued at a substantial discount from their value at maturity.

(9) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
10

Mid Cap Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                 SINCE         INCEPTION
                                  1 YEAR       INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    16.63%        16.63%          3/31/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX(1)     18.34%        18.34%            --
--------------------------------------------------------------------------------
Institutional                        --         15.82%(2)        8/2/04
--------------------------------------------------------------------------------
Advisor                              --          3.05%(2)        1/13/05
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper
    Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 2004

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Mid Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE MID CAP VALUE INVESTMENT TEAM: MICHAEL LISS, PHIL
DAVIDSON AND SCOTT MOORE.

In its first full year of operation, Mid Cap Value posted a gain of 16.63%* for the 12 months ended March 31, 2005, compared to its benchmark, the Russell
Midcap Value Index, which was up 18.34%.

MARKET ENVIRONMENT

The year was marked by modest gains for the broad stock market, with the Russell
3000 Index up 7.09% and the S&P 500 up 6.69%. Mid-sized companies fared better over the period, evidenced by the Russell Midcap Index's gain of 14.05%. During the period, economic data was dominated by record-high oil prices, relatively benign inflation levels, and modestly rising interest rates. Against this backdrop, the industrial, financial, health care and basic materials sectors contributed the most to absolute results.

INDUSTRIALS LEAD PORTFOLIO

Industrial stocks proved to be Mid Cap Value's largest contributors to absolute performance. Our investments were led by Republic Services, Inc., one of the country's leading solid waste management firms. The company posted strong 2004 numbers, exceeding its financial guidance for the year. In addition, during the period, Republic Services returned more cash to shareholders by doubling its dividend and increasing its share buyback program. In the electrical equipment space, American Power Conversion Corp. was an important contributor. The company manufactures power-protection equipment that ensures uninterrupted power supplies to computer networks and sensitive electronic equipment.

Elsewhere in the sector, our shares of Union Pacific Corp., the largest U.S.
railroad, proved successful. The company is seeing good volumes, price increases and is solving operational difficulties.

TOP TEN HOLDINGS
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Republic
Services, Inc. Cl A                       4.4%                  2.7%
--------------------------------------------------------------------------------
Commonwealth
Telephone Enterprise Inc.                 4.0%                  1.0%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.3%                  2.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber                      2.3%                   --
--------------------------------------------------------------------------------
Marsh & McLennan
Companies, Inc.                           1.9%                  2.0%
--------------------------------------------------------------------------------
IDACORP, Inc.                             1.9%                  1.1%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      1.9%                  1.0%
--------------------------------------------------------------------------------
BancorpSouth Inc.                         1.9%                  0.8%
--------------------------------------------------------------------------------
Journal
Communications Inc.                       1.8%                  1.3%
--------------------------------------------------------------------------------
Union Pacific Corp.                       1.8%                  3.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
12

Mid Cap Value - Portfolio Commentary

SUCCESS IN FINANCIALS

Financials, Mid Cap Value's largest sector exposure on average, represented another bright spot, led by Zions Bancorporation. Zions' performance was helped by strong loan demand, driven by population and income growth in the communities it serves. In the insurance realm, Horace Mann Educators Corp., a multi-line insurance company that focuses on serving the nation's educators and their families, was a significant contributor as the company continued to improve overall underwriting in its core business.

HEALTH CARE ADDS VALUE

Health care holdings were strong performers for Mid Cap Value. Health care providers Universal Health Services, Inc. (UHS) and HCA Inc. entered the period amid concerns over rising bad debt expense. But both companies were able to improve their cost structures by better managing their bad debt expense, while also seeing admissions improve. Further, each carried out stock repurchases over the 12 months. HCA, for example, executed a Dutch auction tender for approximately 13% of its shares, while announcing a dividend increase of 15%.

FEW DETRACTORS

Only one sector, information technology, dampened absolute results. Our largest detractors included Synopsys Inc., whose software is used to design computer chips. Synopsys lost ground midway through the period after the company cut its forecast for orders. AVX Corp., an electronic equipment company that makes capacitors for various industries, was slowed by pricing pressure and subdued demand as suppliers worked through their inventories. We continue to hold both positions.

In financials, insurance broker Marsh & McLennan Cos. fell sharply during the fourth quarter when the company was accused of bid-rigging and steering work to a select group of insurers. We believe the issues affecting this industry leader are manageable and have maintained our position.

LOOKING AHEAD

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to the firms'
fundamental or financial health.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Insurance                                 7.8%                 10.1%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                6.7%                  3.8%
--------------------------------------------------------------------------------
Commercial Banks                          5.6%                  5.2%
--------------------------------------------------------------------------------
Diversified  Telecommunication
Services                                  5.3%                  1.0%
--------------------------------------------------------------------------------
Electric Utilities                        5.2%                  5.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks                            94.1%                 97.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments*                              5.9%                  2.8%
--------------------------------------------------------------------------------

*A portion of Temporary Cash Investments is held for the pending settlement of security purchases.

------
13

Mid Cap Value - Schedule of Investments

MARCH 31, 2005

Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%

AEROSPACE & DEFENSE - 2.6%
--------------------------------------------------------------------------------
    16,493    Honeywell International Inc.                        $    613,705
--------------------------------------------------------------------------------
    13,170    Northrop Grumman Corp.                                   710,916
--------------------------------------------------------------------------------
                                                                     1,324,621
--------------------------------------------------------------------------------
AUTO COMPONENTS - 2.6%
--------------------------------------------------------------------------------
    63,270    Cooper Tire & Rubber                                   1,161,637
--------------------------------------------------------------------------------
     9,277    TRW Automotive Holdings Corp.(1)                         180,252
---------------------------------------------------------------------------------
                                                                     1,341,889
---------------------------------------------------------------------------------
AUTOMOBILES - 0.6%
--------------------------------------------------------------------------------
     9,300    Winnebago Industries                                     293,880
--------------------------------------------------------------------------------
BEVERAGES - 2.4%
--------------------------------------------------------------------------------
     9,357    Anheuser-Busch Companies, Inc.                           443,428
--------------------------------------------------------------------------------
    19,900    Coca-Cola Enterprises                                    408,348
--------------------------------------------------------------------------------
    12,660    Pepsi Bottling Group Inc.                                352,581
--------------------------------------------------------------------------------
                                                                     1,204,357
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.6%
--------------------------------------------------------------------------------
     8,490    Masco Corp.                                              294,348
--------------------------------------------------------------------------------
CAPITAL MARKETS - 1.1%
--------------------------------------------------------------------------------
     9,540    Merrill Lynch & Co., Inc.                                539,964
--------------------------------------------------------------------------------
CHEMICALS - 2.7%
--------------------------------------------------------------------------------
    13,860    Ecolab Inc.                                              458,073
---------------------------------------------------------------------------------
    32,673    Ferro Corp.                                              614,906
---------------------------------------------------------------------------------
     4,366    Minerals Technologies Inc.                               287,195
---------------------------------------------------------------------------------
                                                                     1,360,174
---------------------------------------------------------------------------------
COMMERCIAL BANKS - 5.6%
--------------------------------------------------------------------------------
    46,720    BancorpSouth Inc.                                        964,301
---------------------------------------------------------------------------------
    16,600    Commerce Bancshares, Inc.                                800,120
---------------------------------------------------------------------------------
    16,360    SunTrust Banks, Inc.                                   1,179,066
---------------------------------------------------------------------------------
                                                                     2,943,487
---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 6.7%
---------------------------------------------------------------------------------
    20,290    Aramark Corp. Cl B                                       533,221
---------------------------------------------------------------------------------
    66,774    Republic Services, Inc. Cl A                           2,235,594
---------------------------------------------------------------------------------
     8,130    Waste Connections, Inc.(1)                               282,518
---------------------------------------------------------------------------------
    15,350    Waste Management, Inc.                                   442,848
---------------------------------------------------------------------------------
                                                                     3,494,181
---------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.9%
--------------------------------------------------------------------------------
     4,553    Martin Marietta Materials, Inc.                          254,603
----------------------------------------------------------------------------------
     3,390    Vulcan Materials Co.                                     192,654
----------------------------------------------------------------------------------
                                                                       447,257
----------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.9%
--------------------------------------------------------------------------------
     5,840    AptarGroup, Inc.                                         303,563
--------------------------------------------------------------------------------
    21,450    Bemis Co.                                                667,524
--------------------------------------------------------------------------------
                                                                       971,087
--------------------------------------------------------------------------------
DIVERSIFIED - 1.7%
--------------------------------------------------------------------------------
     6,430    iShares S&P MidCap 400
              Index Fund                                               845,416
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
--------------------------------------------------------------------------------
    43,856    Commonwealth Telephone
              Enterprise Inc.(1)                                  $  2,067,372
--------------------------------------------------------------------------------
    14,440    Iowa Telecommunications
              Services Inc.                                            281,580
--------------------------------------------------------------------------------
    29,800    Valor Communications Group, Inc.                         431,206
--------------------------------------------------------------------------------
                                                                     2,780,158
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.2%
--------------------------------------------------------------------------------
     8,940    FPL Group, Inc.                                          358,941
---------------------------------------------------------------------------------
    34,240    IDACORP, Inc.                                            971,389
---------------------------------------------------------------------------------
    14,330    Northeast Utilities                                      276,139
---------------------------------------------------------------------------------
    28,300    Westar Energy Inc.                                       612,412
---------------------------------------------------------------------------------
    13,020    Wisconsin Energy Corp.                                   462,210
---------------------------------------------------------------------------------
                                                                     2,681,091
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%
--------------------------------------------------------------------------------
     7,840    Emerson Electric Co.                                     509,051
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
--------------------------------------------------------------------------------
    28,684    AVX Corporation                                          351,379
--------------------------------------------------------------------------------
    18,640    Littelfuse, Inc.(1)                                      534,036
--------------------------------------------------------------------------------
    23,555    Vishay Intertechnology, Inc.(1)                          292,789
--------------------------------------------------------------------------------
                                                                     1,178,204
--------------------------------------------------------------------------------
FOOD PRODUCTS - 4.9%
--------------------------------------------------------------------------------
    10,070    Campbell Soup Company                                    292,231
---------------------------------------------------------------------------------
    14,748    H.J. Heinz Company                                       543,316
---------------------------------------------------------------------------------
     9,340    Kellogg Co.                                              404,142
---------------------------------------------------------------------------------
    21,960    Kraft Foods Inc. Cl A                                    725,778
---------------------------------------------------------------------------------
     7,990    Unilever N.V. New York Shares                            546,676
---------------------------------------------------------------------------------
                                                                     2,512,143
---------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
---------------------------------------------------------------------------------
    28,350    Cascade Natural Gas Corp.                                565,866
---------------------------------------------------------------------------------
    22,588    WGL Holdings Inc.                                        699,324
---------------------------------------------------------------------------------
                                                                     1,265,190
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
--------------------------------------------------------------------------------
    34,149    National Dentex Corp.(1)                                 672,735
--------------------------------------------------------------------------------
     9,770    Steris Corp.(1)                                          246,693
--------------------------------------------------------------------------------
     7,300    Symmetry Medical Inc.(1)                                 138,846
--------------------------------------------------------------------------------
                                                                     1,058,274
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
--------------------------------------------------------------------------------
    10,700    Apria Healthcare Group Inc.(1)                           343,470
--------------------------------------------------------------------------------
     8,610    Universal Health Services, Inc. Cl B                     451,164
--------------------------------------------------------------------------------
                                                                       794,634
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
--------------------------------------------------------------------------------
     5,730    Bob Evans Farms, Inc.                                    134,369
--------------------------------------------------------------------------------
    12,878    Brinker International, Inc.(1)                           466,441
--------------------------------------------------------------------------------
     5,751    Outback Steakhouse, Inc.                                 263,338
--------------------------------------------------------------------------------
    19,809    Speedway Motorsports Inc.                                707,181
--------------------------------------------------------------------------------
                                                                     1,571,329
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
14

Mid Cap Value - Schedule of Investments

MARCH 31, 2005

Shares                                                              Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.8%
--------------------------------------------------------------------------------
    10,720    Hunter Douglas N.V. ORD                             $    540,185
--------------------------------------------------------------------------------
     8,940    Snap-on Incorporated                                     284,203
--------------------------------------------------------------------------------
     8,877    Whirlpool Corp.                                          601,239
--------------------------------------------------------------------------------
                                                                     1,425,627
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.9%
--------------------------------------------------------------------------------
    14,690    Kimberly-Clark Corp.                                     965,574
--------------------------------------------------------------------------------
INSURANCE - 7.8%
--------------------------------------------------------------------------------
    15,977    Aspen Insurance Holdings Ltd.                            402,780
--------------------------------------------------------------------------------
     5,784    Chubb Corp.                                              458,498
--------------------------------------------------------------------------------
    21,450    CNA Surety Corp.(1)                                      291,720
--------------------------------------------------------------------------------
     4,110    Hartford Financial Services
              Group Inc. (The)                                         281,782
--------------------------------------------------------------------------------
    16,100    Horace Mann Educators Corp.                              285,614
--------------------------------------------------------------------------------
    13,184    Jefferson-Pilot Corp.                                    646,675
--------------------------------------------------------------------------------
    32,163    Marsh & McLennan Companies, Inc.                         978,399
--------------------------------------------------------------------------------
     7,490    MetLife, Inc.                                            292,859
--------------------------------------------------------------------------------
    13,650    Platinum Underwriters Holdings                           405,405
--------------------------------------------------------------------------------
                                                                     4,043,732
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.7%
--------------------------------------------------------------------------------
    28,170    FTD Group, Inc.(1)                                       341,420
--------------------------------------------------------------------------------
IT SERVICES - 2.6%
--------------------------------------------------------------------------------
    22,000    Accenture Ltd. Cl A(1)                                   531,300
--------------------------------------------------------------------------------
    17,090    DST Systems, Inc.(1)                                     789,216
--------------------------------------------------------------------------------
                                                                     1,320,516
--------------------------------------------------------------------------------
MACHINERY - 1.3%
--------------------------------------------------------------------------------
    17,370    Dover Corp.                                              656,412
---------------------------------------------------------------------------------
MEDIA - 4.6%
--------------------------------------------------------------------------------
     7,618    Dow Jones & Co. Inc.                                     284,685
--------------------------------------------------------------------------------
    57,068    Journal Communications Inc.                              944,475
--------------------------------------------------------------------------------
    23,300    New York Times Co. (The) Cl A                            852,314
--------------------------------------------------------------------------------
    14,080    Westwood One, Inc.(1)                                    286,528
--------------------------------------------------------------------------------
                                                                     2,368,002
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.3%
--------------------------------------------------------------------------------
     6,398    Dollar General Corp.                                     140,180
--------------------------------------------------------------------------------
OIL & GAS - 2.8%
--------------------------------------------------------------------------------
     5,190    ConocoPhillips                                           559,690
---------------------------------------------------------------------------------
    14,039    Unocal Corp.                                             866,066
---------------------------------------------------------------------------------
                                                                     1,425,756
---------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.0%
--------------------------------------------------------------------------------
    15,128    Neenah Paper Inc.                                        508,603
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.8%
--------------------------------------------------------------------------------
    15,730    Schering-Plough Corp.                                    285,500
--------------------------------------------------------------------------------
    21,370    Watson Pharmaceuticals, Inc.(1)                          656,700
--------------------------------------------------------------------------------
                                                                       942,200
--------------------------------------------------------------------------------
REAL ESTATE - 1.9%
--------------------------------------------------------------------------------
    41,640    Education Realty Trust, Inc.(1)                          692,473
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
     8,190    Sun Communities, Inc.                               $    293,202
--------------------------------------------------------------------------------
                                                                       985,675
--------------------------------------------------------------------------------
ROAD & RAIL - 1.8%
--------------------------------------------------------------------------------
    12,858    Union Pacific Corp.                                      896,203
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.3%
--------------------------------------------------------------------------------
    10,900    Teradyne, Inc.(1)                                        159,140
--------------------------------------------------------------------------------
SOFTWARE - 1.8%
--------------------------------------------------------------------------------
    12,094    Reynolds & Reynolds Co. Cl A                             327,264
--------------------------------------------------------------------------------
    33,214    Synopsys, Inc.(1)                                        601,173
--------------------------------------------------------------------------------
                                                                       928,437
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.8%
--------------------------------------------------------------------------------
    18,560    Gap, Inc. (The)                                          405,350
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
--------------------------------------------------------------------------------
    15,380    Jones Apparel Group, Inc.                                515,076
---------------------------------------------------------------------------------
    23,010    Kellwood Co.                                             662,458
---------------------------------------------------------------------------------
                                                                     1,177,534
---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.1%
--------------------------------------------------------------------------------
    10,240    Freddie Mac                                              647,168
--------------------------------------------------------------------------------
     7,301    MGIC Investment Corp.                                    450,253
--------------------------------------------------------------------------------
                                                                     1,097,421
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
--------------------------------------------------------------------------------
     7,992    Interline Brands Inc.(1)                                 152,728
--------------------------------------------------------------------------------
TOTAL COMMON
STOCKS
(Cost $47,551,319)                                                  49,351,245
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 6.1%
Repurchase Agreement, Bank of
America Securities, LLC, (collateralized by
various U.S. Treasury obligations,
3.125% - 6.18%, 5/15/07 - 11/15/27, valued
at $2,569,080), in a joint trading
account at 2.57%, dated 3/31/05,
due 4/1/05 (Delivery value $2,500,178)                               2,500,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 1.875% - 11.25%,
11/30/05 - 2/15/15, valued at
$612,084),  in a joint trading account
at 2.55%, dated 3/31/05, due 4/1/05
(Delivery value $600,043)                                              600,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,100,000)                                                    3,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.4%
(Cost $50,651,319)                                                  52,451,245
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (2.4)%                              (1,253,656)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $51,197,589
================================================================================

See Notes to Financial Statements.

(continued)

------
15

Mid Cap Value - Schedule of Investments

MARCH 31, 2005

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell         Settlement Date            Value          Unrealized Loss
-----------------------------------------------------------------------------------------
176,244 Euro for USD               4/29/05             $   228,539         $   (734)
-----------------------------------------------------------------------------------------
268,355 Euro for USD               4/29/05                 347,982           (1,331)
-----------------------------------------------------------------------------------------
332,841 Euro for USD               4/29/05                 431,602           (1,691)
-----------------------------------------------------------------------------------------
                                                        $1,008,123          $(3,756)
                                                  =======================================

(Value on Settlement Date $1,004,367)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
16

Small Cap Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                               ----------------------
                                                AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                  SINCE       INCEPTION
                               1 YEAR           5 YEARS         INCEPTION       DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS                 14.00%           19.91%           16.16%        7/31/98
-------------------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA
VALUE INDEX(1)                 12.82%           13.88%           10.80%          --
-------------------------------------------------------------------------------------------
Institutional Class            14.20%           20.14%           17.67%       10/26/98
-------------------------------------------------------------------------------------------
Advisor Class                  13.70%           19.63%           20.13%       12/31/99
-------------------------------------------------------------------------------------------
C Class                        12.85%             --             11.64%        6/1/01
-------------------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper
    Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stock of larger, more-established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.  Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
17

Small Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
-------------------------------------------------------------------------------------
                          1999*    2000     2001    2002      2003     2004     2005
-------------------------------------------------------------------------------------
Investor Class           -4.24%   14.37%   36.51%  33.97%   -21.55%   51.53%   14.00%
-------------------------------------------------------------------------------------
S&P SmallCap
600/Barra Value Index   -11.71%   17.14%   16.44%  25.86%   -28.60%   62.26%   12.82%
-------------------------------------------------------------------------------------

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stock of larger, more-established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Small Cap Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE SMALL CAP VALUE INVESTMENT TEAM: BEN GIELE AND KEVIN
LAUB.

For the 12 months ended March 31, 2005, Small Cap Value gained 14.00%*, outperforming the 12.82% return posted by its benchmark, the S&P SmallCap
600/BARRA Value Index.

Small Cap Value's long-term performance has been strong. Since the portfolio's
July 31, 1998, inception, it has posted an average annual return of 16.16%, far outpacing the 10.80% return posted by its benchmark for the same period.

EQUITIES GAIN AMID CHALLENGES

After languishing for much of last year, stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices. However, stock market optimism waned early in
2005 as concern grew about the effects of soaring commodity and oil prices and climbing interest rates on the economy and corporate profit growth. Though volatility prevailed, equities ultimately advanced during the period. In that environment, Small Cap Value outperformed its benchmark and received positive absolute contributions from every sector in which it was invested.

INDUSTRIALS: THE STRONGEST FINISH

Small Cap Value's stake in the industrials sector contributed the most to absolute results during the fiscal year. Aerospace and defense companies were the strongest performers, and effective selection yielded the portfolio's top contributor, United Defense Industries Inc., a leading producer of combat vehicles and munitions. The company reported a 58% increase in operating income in the fourth quarter of 2004 versus the same quarter in 2003 and record-level sales for 2004, news that helped support the stock's climb. We weren't alone in our appreciation of this company: BAE Systems announced in early March 2005 it would acquire United Defense at a premium, helping the stock achieve triple-digit gains for the period.

ENERGY PROVIDES LIFT

Continued strength in global demand combined with ramping oil prices, which reached a series of record highs

TOP TEN HOLDINGS
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Sybase, Inc.                              2.0%                  2.5%
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                2.0%                  1.8%
--------------------------------------------------------------------------------
Bemis Co.                                 1.2%                  1.3%
--------------------------------------------------------------------------------
Sensient
Technologies Corp.                        1.1%                  1.2%
--------------------------------------------------------------------------------
Platinum
Underwriters Holdings                     1.1%                  1.4%
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                            1.1%                  1.1%
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                   1.0%                  1.0%
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                        1.0%                  1.2%
--------------------------------------------------------------------------------
IDACORP, Inc.                             1.0%                  1.0%
--------------------------------------------------------------------------------
Washington Federal, Inc.                  1.0%                  0.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
19

Small Cap Value - Portfolio Commentary

during the period, helped underpin gains for companies across the energy sector, and our investments significantly augmented returns.

Energy equipment and services firms paced the advance, and effective selection produced two more top stocks. One was Cal Dive International Inc., a service provider to offshore rigs, which reported its third consecutive quarter of record earnings. Helmerich & Payne, a driller that works primarily in the United
States and South America, was another standout. The stock prospered following reports of increased activity in its fleet of rigs and significantly higher operating income during the period.

MINOR SETBACKS

Though security selection was overwhelmingly positive, and our performance was solid on both absolute and relative bases, we encountered some disappointments in this otherwise upbeat environment. One holding that fell short was Superior
Industries International Inc., a leading supplier of aluminum wheels. Despite announcing increased revenues during the period, the company also reported declines in net income, citing competitive pressure from low-cost producers in
China and other emerging markets as the principal reason.

Ferro Corp., a chemical company that makes materials used in a range of consumer and industrial products, was another that stumbled. During the period, Ferro encountered difficulty with accounting irregularities and ultimately restated
earnings for 2003 and the first quarter of 2004, sending the stock sharply lower. Though the share price gradually recovered, reports late in the period of weaker demand once again restrained the stock.

Despite these setbacks, we remain confident in the long-term prospects for both companies, and we have maintained our positions.

OUR COMMITMENT

We remain committed to our discipline of seeking fundamentally sound, attractively priced companies that we believe offer investors the potential for long-term reward.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2005*
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Commercial Banks                          5.9%                  5.6%
--------------------------------------------------------------------------------
Software                                  5.3%                  7.4%
--------------------------------------------------------------------------------
Chemicals                                 4.5%                  4.9%
--------------------------------------------------------------------------------
Insurance                                 4.4%                  4.3%
--------------------------------------------------------------------------------
Specialty Retail                          4.4%                  4.3%
--------------------------------------------------------------------------------

* Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks                            95.4%                 93.9%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                          1.0%                  1.0%
--------------------------------------------------------------------------------
Preferred Stocks                          0.1%                  0.3%
--------------------------------------------------------------------------------
Convertible Bonds                           --                  0.2%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.5%                 95.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.5%                  4.6%
--------------------------------------------------------------------------------

------
20

Small Cap Value - Schedule of Investments

MARCH 31, 2005
Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.6%

AEROSPACE & DEFENSE - 0.8%
---------------------------------------------------------------------------------
    125,000    Alliant Techsystems Inc.(1)                    $      8,931,250
---------------------------------------------------------------------------------
     10,477    Curtiss-Wright Corp.                                    597,189
---------------------------------------------------------------------------------
    120,000    United Defense Industries, Inc.                       8,810,400
---------------------------------------------------------------------------------
                                                                    18,338,839
---------------------------------------------------------------------------------
AIRLINES - 0.7%
--------------------------------------------------------------------------------
    780,000    SkyWest, Inc.                                        14,500,200
---------------------------------------------------------------------------------
AUTO COMPONENTS - 1.4%
--------------------------------------------------------------------------------
    555,000    ArvinMeritor Inc.                                     8,585,850
---------------------------------------------------------------------------------
    850,000    Cooper Tire & Rubber                                 15,606,000
---------------------------------------------------------------------------------
    240,000    Superior Industries
               International, Inc.                                   6,338,400
---------------------------------------------------------------------------------
                                                                    30,530,250
---------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.7%
--------------------------------------------------------------------------------
    715,000    Griffon Corp.(1)                                     15,308,150
---------------------------------------------------------------------------------
CAPITAL MARKETS - 1.2%
--------------------------------------------------------------------------------
    145,000    optionsXpress Holdings, Inc.(1)                       2,347,550
--------------------------------------------------------------------------------
    305,000    Piper Jaffray Companies(1)                           11,159,950
--------------------------------------------------------------------------------
    140,000    Raymond James Financial, Inc.                         4,242,000
--------------------------------------------------------------------------------
    430,000    Waddell & Reed Financial Inc.                         8,488,200
--------------------------------------------------------------------------------
                                                                    26,237,700
--------------------------------------------------------------------------------
CHEMICALS - 4.5%
--------------------------------------------------------------------------------
    305,000    Engelhard Corporation                                 9,159,150
--------------------------------------------------------------------------------
  1,060,000    Ferro Corp.                                          19,949,200
--------------------------------------------------------------------------------
    115,000    FMC Corp.(1)                                          6,146,750
--------------------------------------------------------------------------------
    740,000    H.B. Fuller Company                                  21,460,000
--------------------------------------------------------------------------------
    205,000    Minerals Technologies Inc.                           13,484,900
--------------------------------------------------------------------------------
    135,000    Olin Corp.                                            3,010,500
--------------------------------------------------------------------------------
  1,160,000    Sensient Technologies Corp.                          25,009,600
--------------------------------------------------------------------------------
                                                                    98,220,100
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 5.8%
--------------------------------------------------------------------------------
    355,000    Associated Banc-Corp                                 11,086,650
--------------------------------------------------------------------------------
    600,000    BancorpSouth Inc.                                    12,384,000
--------------------------------------------------------------------------------
    215,000    Chemical Financial Corp.                              6,988,575
--------------------------------------------------------------------------------
    410,000    Chittenden Corp.                                     10,688,700
--------------------------------------------------------------------------------
    140,000    Cullen/Frost Bankers, Inc.                            6,321,000
--------------------------------------------------------------------------------
    350,000    First Financial Bancorp                               6,387,500
--------------------------------------------------------------------------------
    220,000    Fulton Financial Corp.                                4,793,800
--------------------------------------------------------------------------------
    600,000    Sky Financial Group Inc.                             16,092,000
--------------------------------------------------------------------------------
    295,000    South Financial Group Inc. (The)                      9,009,300
--------------------------------------------------------------------------------
    690,000    Sterling Bancshares, Inc.                             9,798,000
--------------------------------------------------------------------------------
    550,000    Susquehanna Bancshares Inc.                          13,409,000
--------------------------------------------------------------------------------
    105,000    Whitney Holding Corp.                                 4,673,550
--------------------------------------------------------------------------------
    475,000    Wilmington Trust Corporation                         16,672,500
--------------------------------------------------------------------------------
                                                                   128,304,575
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 3.6%
--------------------------------------------------------------------------------
    685,000   ABM Industries Inc.                              $    13,172,550
--------------------------------------------------------------------------------
    250,000    Asset Acceptance
               Capital Corp.(1)                                      4,770,000
--------------------------------------------------------------------------------
    230,000    Banta Corp.                                           9,844,000
----------------------------------------------------------------------------------
    180,000    CDI Corp.                                             3,983,400
----------------------------------------------------------------------------------
    475,000    G&K Services Inc. Cl A                               19,137,750
----------------------------------------------------------------------------------
    405,000    Kelly Services, Inc. Cl A                            11,659,950
----------------------------------------------------------------------------------
    497,357    Tetra Tech, Inc.(1)                                   6,276,645
----------------------------------------------------------------------------------
    205,000    United Stationers Inc.(1)                             9,276,250
----------------------------------------------------------------------------------
                                                                    78,120,545
----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.2%
----------------------------------------------------------------------------------
    330,000    Andrew Corporation(1)                                 3,864,300
---------------------------------------------------------------------------------
     45,000    Avocent Corp.(1)                                      1,154,700
---------------------------------------------------------------------------------
                                                                     5,019,000
---------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.9%
--------------------------------------------------------------------------------
    990,000    Adaptec, Inc.(1)                                      4,742,100
----------------------------------------------------------------------------------
  1,245,000    Electronics for Imaging, Inc.(1)                     22,210,800
----------------------------------------------------------------------------------
    455,000    Imation Corporation                                  15,811,250
----------------------------------------------------------------------------------
                                                                    42,764,150
----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.9%
---------------------------------------------------------------------------------
    585,000    Granite Construction Inc.                            15,367,950
--------------------------------------------------------------------------------
     80,000    Jacobs Engineering
               Group Inc.(1)                                         4,153,600
--------------------------------------------------------------------------------
                                                                    19,521,550
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.6%
--------------------------------------------------------------------------------
    220,000    Martin Marietta Materials, Inc.                      12,302,400
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.7%
--------------------------------------------------------------------------------
    865,000    MoneyGram International Inc.                         16,339,850
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.5%
--------------------------------------------------------------------------------
    310,000    AptarGroup, Inc.                                     16,113,800
--------------------------------------------------------------------------------
    815,000    Bemis Co.                                            25,362,800
--------------------------------------------------------------------------------
    460,000    Sonoco Products Co.                                  13,271,000
--------------------------------------------------------------------------------
                                                                    54,747,600
--------------------------------------------------------------------------------
DIVERSIFIED - 5.0%
--------------------------------------------------------------------------------
    360,000    iShares Russell 2000 Index Fund                      43,884,000
--------------------------------------------------------------------------------
    120,000    iShares Russell 2000
               Value Index Fund                                     22,032,000
--------------------------------------------------------------------------------
    135,000    iShares S&P SmallCap
               600 Index Fund                                       21,412,350
--------------------------------------------------------------------------------
    185,000    iShares S&P SmallCap
               600/BARRA Value Index Fund                           21,824,450
--------------------------------------------------------------------------------
                                                                   109,152,800
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
--------------------------------------------------------------------------------
    350,000    Medallion Financial Corp.                             3,199,000
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
--------------------------------------------------------------------------------
    138,574    Commonwealth Telephone
               Enterprise Inc.(1)                                    6,532,378
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
21

Small Cap Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 2.2%
--------------------------------------------------------------------------------
    470,000    Empire District Electric Co.                     $   10,932,200
--------------------------------------------------------------------------------
    800,000    IDACORP, Inc.                                        22,696,000
--------------------------------------------------------------------------------
    670,000    Westar Energy Inc.                                   14,498,800
--------------------------------------------------------------------------------
                                                                    48,127,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.3%
--------------------------------------------------------------------------------
    200,000    Regal-Beloit Corp.                                    5,758,000
---------------------------------------------------------------------------------
    790,000    Smith (A.O.) Corp.                                   22,807,300
---------------------------------------------------------------------------------
                                                                    28,565,300
---------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
--------------------------------------------------------------------------------
    720,000    Aeroflex Inc.(1)                                      6,717,600
--------------------------------------------------------------------------------
    305,000    Applied Films Corp.(1)                                7,051,600
--------------------------------------------------------------------------------
    595,000    Avnet Inc.(1)                                        10,959,900
--------------------------------------------------------------------------------
    345,000    Benchmark Electronics Inc.(1)                        10,981,350
--------------------------------------------------------------------------------
    260,000    Coherent, Inc.(1)                                     8,777,600
--------------------------------------------------------------------------------
    310,000    Littelfuse, Inc.(1)                                   8,881,500
--------------------------------------------------------------------------------
    580,000    Methode Electronics, Inc.                             7,023,800
--------------------------------------------------------------------------------
    885,000    Vishay Intertechnology, Inc.(1)                      11,000,550
--------------------------------------------------------------------------------
                                                                    71,393,900
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 3.5%
--------------------------------------------------------------------------------
    315,000    Cal Dive International Inc.(1)                       14,269,500
--------------------------------------------------------------------------------
     80,000    Cooper Cameron Corp.(1)                               4,576,800
--------------------------------------------------------------------------------
    575,000    Helmerich & Payne, Inc.                              22,821,750
--------------------------------------------------------------------------------
  1,460,000    Key Energy Group, Inc.(1)                            16,746,200
--------------------------------------------------------------------------------
    300,000    Unit Corporation(1)                                  13,551,000
--------------------------------------------------------------------------------
    225,000    W-H Energy Services Inc.(1)                           5,384,250
--------------------------------------------------------------------------------
                                                                    77,349,500
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.1%
--------------------------------------------------------------------------------
    920,000    Casey's General Stores, Inc.                         16,532,400
--------------------------------------------------------------------------------
    310,000    Performance Food Group Co.(1)                         8,580,800
--------------------------------------------------------------------------------
                                                                    25,113,200
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.3%
--------------------------------------------------------------------------------
    240,000    American Italian Pasta Co.                            6,576,000
-------------------------------------------------------------------------------
    340,000    Corn Products International Inc.                      8,836,600
-------------------------------------------------------------------------------
    320,000    Lancaster Colony Corp.                               13,616,000
-------------------------------------------------------------------------------
                                                                    29,028,600
-------------------------------------------------------------------------------
GAS UTILITIES - 2.6%
-------------------------------------------------------------------------------
    395,000    AGL Resources Inc.                                   13,797,350
-------------------------------------------------------------------------------
    450,000    Northwest Natural Gas Co.                            16,276,500
-------------------------------------------------------------------------------
    370,000    Southwest Gas Corp.                                   8,939,200
-------------------------------------------------------------------------------
    570,000    WGL Holdings Inc.                                    17,647,200
-------------------------------------------------------------------------------
                                                                    56,660,250
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
-------------------------------------------------------------------------------
    250,000    Analogic Corporation                                 10,812,500
-------------------------------------------------------------------------------
    215,000    Arrow International Inc.                              7,385,250
-------------------------------------------------------------------------------
    220,000    Dade Behring Holdings Inc.(1)                        12,964,600
-------------------------------------------------------------------------------
    225,000    Orthofix International N.V.(1)                        8,808,750
-------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
    565,000    Osteotech Inc.(1)                               $     2,147,000
-------------------------------------------------------------------------------
    350,000    Steris Corp.(1)                                       8,837,500
-------------------------------------------------------------------------------
                                                                    50,955,600
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
-------------------------------------------------------------------------------
     95,000    Accredo Health Inc.(1)                                4,218,950
-------------------------------------------------------------------------------
    350,000    Alliance Imaging Inc.(1)                              3,342,500
-------------------------------------------------------------------------------
    420,000    Owens & Minor Inc.                                   11,403,000
-------------------------------------------------------------------------------
    375,000    Parexel International Corp.(1)                        8,812,500
-------------------------------------------------------------------------------
    550,000    Priority Healthcare Corp. Cl B(1)                    11,896,500
-------------------------------------------------------------------------------
    225,000    Renal Care Group Inc.(1)                              8,536,500
-------------------------------------------------------------------------------
    380,000    Universal Health
               Services, Inc. Cl B                                  19,912,000
-------------------------------------------------------------------------------
                                                                    68,121,950
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
--------------------------------------------------------------------------------
    245,000    Brinker International, Inc.(1)                        8,873,900
--------------------------------------------------------------------------------
    245,000    CEC Entertainment Inc.(1)                             8,967,000
--------------------------------------------------------------------------------
    175,000    Jack in the Box Inc.(1)                               6,492,500
--------------------------------------------------------------------------------
    315,000    Outback Steakhouse, Inc.                             14,423,850
--------------------------------------------------------------------------------
    285,000    Ruby Tuesday Inc.                                     6,922,650
--------------------------------------------------------------------------------
                                                                    45,679,900
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.5%
--------------------------------------------------------------------------------
    480,000    Ethan Allen Interiors Inc.                           15,360,000
--------------------------------------------------------------------------------
    305,000    Libbey Inc.                                           6,405,000
--------------------------------------------------------------------------------
    555,000    Snap-on Incorporated                                 17,643,450
--------------------------------------------------------------------------------
     90,000    Standard-Pacific Corporation                          6,497,100
--------------------------------------------------------------------------------
    280,000    WCI Communities Inc.(1)                               8,422,400
--------------------------------------------------------------------------------
                                                                    54,327,950
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.8%
--------------------------------------------------------------------------------
    250,000    Central Garden and Pet Co.(1)                        10,965,000
---------------------------------------------------------------------------------
    200,000    WD-40 Co.                                             6,498,000
---------------------------------------------------------------------------------
                                                                    17,463,000
---------------------------------------------------------------------------------
INSURANCE - 3.4%
--------------------------------------------------------------------------------
    330,000    Aspen Insurance Holdings Ltd.                         8,319,300
-------------------------------------------------------------------------------
    160,000    Delphi Financial Group, Inc. Cl A                     6,880,000
-------------------------------------------------------------------------------
    670,000    HCC Insurance Holdings, Inc.                         24,227,200
-------------------------------------------------------------------------------
    245,000    Horace Mann Educators Corp.                           4,346,300
-------------------------------------------------------------------------------
    820,000    Platinum Underwriters Holdings                       24,354,000
-------------------------------------------------------------------------------
    170,000    ProAssurance Corp.(1)                                 6,715,000
-------------------------------------------------------------------------------
                                                                    74,841,800
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.4%
-------------------------------------------------------------------------------
    760,000    Pec Solutions Inc.(1)                                 9,560,800
-------------------------------------------------------------------------------
IT SERVICES - 1.2%
-------------------------------------------------------------------------------
    315,000    MAXIMUS, Inc.                                        10,549,350
---------------------------------------------------------------------------------
    310,000    MedQuist Inc.(1)                                      4,154,000
---------------------------------------------------------------------------------
    850,000    Perot Systems Corp. Cl A(1)                          11,424,000
---------------------------------------------------------------------------------
                                                                    26,127,350
---------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
--------------------------------------------------------------------------------
    325,000    Leapfrog Enterprises Inc.(1)                          3,688,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
22

Small Cap Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------
MACHINERY - 4.0%
--------------------------------------------------------------------------------
    215,000    Albany International Corp.                     $      6,639,200
--------------------------------------------------------------------------------
    475,000    Briggs & Stratton Corp.                              17,294,750
--------------------------------------------------------------------------------
    450,000    Crane Co.                                            12,955,500
--------------------------------------------------------------------------------
    250,000    Kadant Inc.(1)                                        4,637,500
--------------------------------------------------------------------------------
    695,000    Kaydon Corporation                                   21,823,000
--------------------------------------------------------------------------------
    270,000    Kennametal Inc.                                      12,822,300
--------------------------------------------------------------------------------
    110,000    Tecumseh Products Cl A                                4,357,100
--------------------------------------------------------------------------------
    255,000    Timken Co.                                            6,971,700
--------------------------------------------------------------------------------
                                                                    87,501,050
--------------------------------------------------------------------------------
MARINE - 0.4%
--------------------------------------------------------------------------------
    195,000    Alexander & Baldwin, Inc.                             8,034,000
--------------------------------------------------------------------------------
MEDIA - 2.8%
--------------------------------------------------------------------------------
    175,000    ADVO, Inc.                                            6,553,750
---------------------------------------------------------------------------------
    520,000    Hearst-Argyle Television, Inc.                       13,260,000
---------------------------------------------------------------------------------
    825,000    Journal Communications Inc.                          13,653,750
---------------------------------------------------------------------------------
    385,000    Liberty Corp. (The)                                  15,611,750
---------------------------------------------------------------------------------
    120,000    ProQuest Co.(1)                                       4,338,000
---------------------------------------------------------------------------------
    230,000    Valassis Communications, Inc.(1)                      8,040,800
---------------------------------------------------------------------------------
                                                                    61,458,050
---------------------------------------------------------------------------------
METALS & MINING - 1.4%
--------------------------------------------------------------------------------
    205,000    Quanex Corporation                                   10,930,600
--------------------------------------------------------------------------------
    265,000    Reliance Steel &
               Aluminum Company                                     10,602,650
--------------------------------------------------------------------------------
    455,000    Worthington Industries, Inc.                          8,772,400
--------------------------------------------------------------------------------
                                                                    30,305,650
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.2%
--------------------------------------------------------------------------------
    265,000    Fred's, Inc.                                          4,550,050
--------------------------------------------------------------------------------
OIL & GAS - 3.3%
--------------------------------------------------------------------------------
    530,000    Arlington Tankers Ltd.                               12,455,000
---------------------------------------------------------------------------------
    170,000    Cimarex Energy Co.(1)                                 6,630,000
---------------------------------------------------------------------------------
    125,000    Denbury Resources Inc.(1)                             4,403,750
---------------------------------------------------------------------------------
    110,000    Encore Acquisition Co.(1)                             4,543,000
---------------------------------------------------------------------------------
    325,000    Spinnaker
               Exploration Company(1)                               11,547,250
---------------------------------------------------------------------------------
    615,000    W&T Offshore Inc.(1)                                 12,767,400
---------------------------------------------------------------------------------
    385,000    Western Gas Resources Inc.                           13,263,250
---------------------------------------------------------------------------------
    165,000    Whiting Petroleum Corp.(1)                            6,728,700
---------------------------------------------------------------------------------
                                                                    72,338,350
---------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
--------------------------------------------------------------------------------
    355,000    Alpharma Inc.                                         4,373,600
--------------------------------------------------------------------------------
REAL ESTATE - 3.2%
--------------------------------------------------------------------------------
    115,000    BRE Properties, Inc.                                  4,059,500
--------------------------------------------------------------------------------
    490,000    Commercial Net Lease Realty                           9,040,500
--------------------------------------------------------------------------------
    520,000    Getty Realty Corp.                                   13,286,000
--------------------------------------------------------------------------------
    250,000    Healthcare Realty Trust Inc.                          9,110,000
--------------------------------------------------------------------------------
    115,000    Liberty Property Trust                                4,490,750
--------------------------------------------------------------------------------
    155,000    Mack-Cali Realty Corp.                                6,564,250
--------------------------------------------------------------------------------
    745,000    Maguire Properties, Inc.                             17,790,600
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
    220,000    Realty Income Corp.                            $      5,033,600
--------------------------------------------------------------------------------
                                                                    69,375,200
--------------------------------------------------------------------------------
ROAD & RAIL - 1.3%
--------------------------------------------------------------------------------
    545,000   Heartland Express, Inc.                               10,436,750
---------------------------------------------------------------------------------
    175,000   USF Corp.                                              8,445,500
---------------------------------------------------------------------------------
    540,000   Werner Enterprises Inc.                               10,492,200
---------------------------------------------------------------------------------
                                                                    29,374,450
---------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.5%
---------------------------------------------------------------------------------
   570,000    Integrated Device
              Technology Inc.(1)                                     6,857,100
---------------------------------------------------------------------------------
   505,000    MEMC Electronic Materials Inc.(1)                      6,792,250
---------------------------------------------------------------------------------
   290,000    OmniVision Technologies, Inc.(1)                       4,393,500
---------------------------------------------------------------------------------
   479,137    Skyworks Solutions, Inc.(1)                            3,042,520
---------------------------------------------------------------------------------
   300,000    Varian Semiconductor
              Equipment Associates, Inc.(1)                         11,403,000
---------------------------------------------------------------------------------
                                                                    32,488,370
---------------------------------------------------------------------------------
SOFTWARE - 5.3%
--------------------------------------------------------------------------------
   590,000    Compuware Corp.(1)                                     4,248,000
---------------------------------------------------------------------------------
   375,000    Internet Security Systems(1)                           6,862,500
---------------------------------------------------------------------------------
   305,000    MRO Software Inc.(1)                                   4,279,150
---------------------------------------------------------------------------------
 2,100,000    Parametric Technology Corp.(1)                        11,739,000
---------------------------------------------------------------------------------
   240,000    Reynolds & Reynolds Co. Cl A                           6,494,400
---------------------------------------------------------------------------------
 2,400,000    Sybase, Inc.(1)                                       44,304,000
---------------------------------------------------------------------------------
   880,000    Synopsys, Inc.(1)                                     15,928,000
---------------------------------------------------------------------------------
   155,000    THQ Inc.(1)                                            4,361,700
---------------------------------------------------------------------------------
   900,000    TIBCO Software Inc.(1)                                 6,705,000
---------------------------------------------------------------------------------
 1,230,000    Verity Inc.(1)                                        11,623,500
---------------------------------------------------------------------------------
                                                                   116,545,250
---------------------------------------------------------------------------------
SPECIALTY RETAIL - 4.4%
---------------------------------------------------------------------------------
   250,000    Borders Group Inc.                                     6,655,000
---------------------------------------------------------------------------------
   205,000    Cato Corp. (The)                                       6,611,250
---------------------------------------------------------------------------------
   570,000    Christopher & Banks Corporation                       10,032,000
---------------------------------------------------------------------------------
   195,000    Hot Topic, Inc.(1)                                     4,260,750
---------------------------------------------------------------------------------
   860,000    Linens 'n Things, Inc.(1)                             21,353,800
-------------------------------------------------------------------------------
   840,000    Pier 1 Imports, Inc.                                  15,313,200
-------------------------------------------------------------------------------
   490,000    Talbots Inc.                                          15,670,200
-------------------------------------------------------------------------------
   525,000    Zale Corp.(1)                                         15,603,000
-------------------------------------------------------------------------------
                                                                    95,499,200
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
--------------------------------------------------------------------------------
   155,000    Kellwood Co.                                           4,462,450
---------------------------------------------------------------------------------
   626,362    Kenneth Cole Productions Inc.                         18,252,189
---------------------------------------------------------------------------------
   300,000    Reebok International Ltd.                             13,290,000
---------------------------------------------------------------------------------
                                                                    36,004,639
---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.7%
--------------------------------------------------------------------------------
    405,000    Commercial Federal Corp.                             11,198,250
---------------------------------------------------------------------------------
    570,000    Flagstar Bancorp Inc.                                11,143,500
---------------------------------------------------------------------------------
    160,000    MAF Bancorp Inc.                                      6,646,400
---------------------------------------------------------------------------------
    230,000    PMI Group, Inc. (The)                                 8,742,300
---------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
23

Small Cap Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------
    970,000    Washington Federal, Inc.                        $    22,610,700
---------------------------------------------------------------------------------
                                                                    60,341,150
---------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
--------------------------------------------------------------------------------
    410,000    Hughes Supply, Inc.                                  12,197,498
---------------------------------------------------------------------------------
    740,000    UAP Holding Corp.(1)                                 11,914,000
---------------------------------------------------------------------------------
                                                                    24,111,498
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,802,837,775)                                            2,098,444,444
---------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.0%
INSURANCE - 1.0%
--------------------------------------------------------------------------------
    160,000    Phoenix Companies Inc.,
               7.25%, 2/16/06                                        5,980,800
--------------------------------------------------------------------------------
    398,000    United Fire & Casualty Co.,
               Series A, 6.375%, 5/15/14                            16,915,000
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,500,441)                                                  22,895,800
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
COMMERCIAL BANKS - 0.1%
--------------------------------------------------------------------------------
    54,000    MB Financial Capital Trust I,
              8.60%, 9/30/32                                         1,436,400
--------------------------------------------------------------------------------
REAL ESTATE(2)
--------------------------------------------------------------------------------
    50,000    Mills Corp. (The), Series B,
              9.00%, 10/9/07                                         1,320,000
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,600,000)                                                    2,756,400
--------------------------------------------------------------------------------
                                                                    Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.5%

Repurchase Agreement, Deutsche Bank, Inc.,
(collateralized by various U.S.
Treasury  obligations, 3.75%, 3/31/07,
valued at  $18,261,449), in a joint
trading account  at 2.50%, dated 3/31/05, due 4/1/05
(Delivery value $17,901,243)                                        17,900,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill
Lynch & Co., Inc., (collateralized by various
U.S. Treasury obligations,
1.875%-11.25%, 11/30/05-2/15/15,
valued at $59,270,092), in a joint trading
account at 2.55%, dated 3/31/05,
due 4/1/05 (Delivery value $58,104,115)                             58,100,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY  CASH INVESTMENTS
(Cost $76,000,000)                                                  76,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.2%
(Cost $1,895,938,216)                                            2,200,096,644
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - (0.2)%                                           (5,139,855)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $2,194,956,789
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of net assets.

See Notes to Financial Statements.

------
24

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.

(continued)

------
25

Shareholder Fee Examples (Unaudited)

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                            BEGINNING           ENDING        DURING PERIOD(1)      ANNUALIZED
                           ACCOUNT VALUE     ACCOUNT VALUE       10/1/04 -           EXPENSE
                             10/1/04           3/31/05            3/31/05            RATIO(1)

EQUITY INCOME
SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------
Investor Class                $1,000          $1,066.50              $5.10           0.99%
-------------------------------------------------------------------------------------------------
Institutional Class           $1,000          $1,067.50              $4.07           0.79%
-------------------------------------------------------------------------------------------------
Advisor Class                 $1,000          $1,063.80              $6.38           1.24%
-------------------------------------------------------------------------------------------------
C Class                       $1,000          $1,061.30             $10.23           1.99%
-------------------------------------------------------------------------------------------------
R Class
(after reimbursement)(2)      $1,000          $1,064.00              $7.41           1.44%
-------------------------------------------------------------------------------------------------
R Class
(before reimbursement)        $1,000          $1,064.00              $7.67           1.49%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------
Investor Class                $1,000          $1,020.00              $4.99            0.99%
-------------------------------------------------------------------------------------------------
Institutional Class           $1,000          $1,020.99              $3.98            0.79%
-------------------------------------------------------------------------------------------------
Advisor Class                 $1,000          $1,018.75              $6.24            1.24%
-------------------------------------------------------------------------------------------------
C Class                       $1,000          $1,015.01             $10.00            1.99%
-------------------------------------------------------------------------------------------------
R Class
(after reimbursement)(2)      $1,000          $1,017.75              $7.24            1.44%
-------------------------------------------------------------------------------------------------
R Class
(before reimbursement)        $1,000          $1,017.50              $7.49            1.49%
-------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been
    1.49%.

(continued)

------
26

Shareholder Fee Examples (Unaudited)

                                                                  EXPENSES PAID
                            BEGINNING             ENDING        DURING PERIOD(1)      ANNUALIZED
                           ACCOUNT VALUE       ACCOUNT VALUE       10/1/04 -           EXPENSE
                              10/1/04             3/31/05            3/31/05           RATIO(1)
MID CAP VALUE
SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------
Investor Class                 $1,000          $1,134.60             $5.32            1.00%
-------------------------------------------------------------------------------------------------
Institutional Class            $1,000          $1,136.70             $4.26            0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                  $1,000          $1,030.50(2)          $2.67(3)         1.25%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------
Investor Class                 $1,000          $1,019.95             $5.04            1.00%
-------------------------------------------------------------------------------------------------
Institutional Class            $1,000          $1,020.94             $4.03            0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                  $1,000          $1,018.70(4)          $6.29(4)         1.25%
-------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account values based on actual returns from January 13, 2005
    (commencement of sale) for Advisor Class through March 31, 2005.

(3) Expenses are equal to Advisor Class annualized expense ratio listed in the table above, mulitiplied by the average account value over the period, multiplied by 77, the number of days in the period from January 13, 2005
    (commencement of sale) through March 31, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

-----------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                 BEGINNING            ENDING         DURING PERIOD*      ANNUALIZED
                                ACCOUNT VALUE      ACCOUNT VALUE       10/1/04 -           EXPENSE
                                   10/1/04            3/31/05            3/31/05           RATIO*
SMALL CAP VALUE
SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------------
Investor Class                      $1,000          $1,114.10             $6.59            1.25%
-----------------------------------------------------------------------------------------------------
Institutional Class                 $1,000          $1,114.40             $5.54            1.05%
-----------------------------------------------------------------------------------------------------
Advisor Class                       $1,000          $1,111.80             $7.90            1.50%
-----------------------------------------------------------------------------------------------------
C Class                             $1,000          $1,108.80            $11.83            2.25%
-----------------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------------
Investor Class                      $1,000          $1,018.70             $6.29            1.25%
-----------------------------------------------------------------------------------------------------
Institutional Class                 $1,000          $1,019.70             $5.29            1.05%
-----------------------------------------------------------------------------------------------------
Advisor Class                       $1,000          $1,017.45             $7.54            1.50%
-----------------------------------------------------------------------------------------------------
C Class                             $1,000          $1,013.71            $11.30            2.25%
-----------------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
27

Statement of Assets and Liabilities

MARCH 31, 2005
----------------------------------------------------------------------------------------------------------
                                                     EQUITY INCOME    MID CAP VALUE     SMALL CAP VALUE
ASSETS
Investment securities - unaffiliated,
at value (cost of $3,892,484,688,
$50,651,319 and $1,895,938,216, respectively)       $4,225,029,023       $52,451,245      $2,200,096,644
------------------------------------------------
Investment securities - affiliated,
at value (cost of $145,160,445,
$- and $-, respectively)                               161,639,777                --                  --
----------------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $4,037,645,133, $50,651,319
and $1,895,938,216, respectively)                    4,386,668,800        52,451,245       2,200,096,644
------------------------------------------------
Cash                                                     8,829,315            89,430                  --
------------------------------------------------
Receivable for investments sold                        171,371,345           480,561          23,801,791
------------------------------------------------
Receivable for capital shares sold                       5,484,233           159,500              13,923
------------------------------------------------
Dividends and interest receivable                       11,257,812            63,019           3,853,001
----------------------------------------------------------------------------------------------------------
                                                     4,583,611,505        53,243,755       2,227,765,359
----------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess
of demand deposit cash                                          --                --           9,100,540
------------------------------------------------
Payable for investments purchased                      196,258,255         2,002,465          21,245,967
------------------------------------------------
Payable for forward foreign
currency exchange contracts                              1,073,448             3,756                  --
------------------------------------------------
Accrued management fees                                  3,383,755            39,855           2,186,106
------------------------------------------------
Distribution fees payable                                   199,428               45             138,727
------------------------------------------------
Service fees
(and distribution fees R Class) payable                     170,779               45             137,230
----------------------------------------------------------------------------------------------------------

                                                        201,085,665        2,046,166          32,808,570
----------------------------------------------------------------------------------------------------------

NET ASSETS                                           $4,382,525,840      $51,197,589      $2,194,956,789
==========================================================================================================

See Notes to Financial Statements.

(continued)

------
28

Statement of Assets and Liabilities

MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                             EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)     $3,949,891,577         $47,297,383      $1,806,186,926
------------------------------------------
Accumulated undistributed
net investment income (loss)                    (3,440,794)              8,200             339,467
------------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                           88,126,014           2,095,836          84,272,550
------------------------------------------
Net unrealized appreciation on
investments and translation of assets and
liabilities in foreign currencies              347,949,043           1,796,170         304,157,846
----------------------------------------------------------------------------------------------------
                                            $4,382,525,840         $51,197,589      $2,194,956,789
====================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------
Net assets                                  $3,290,442,183         $42,059,173      $1,252,153,150
------------------------------------------
Shares outstanding                             408,542,666           3,714,294         124,338,353
------------------------------------------
Net asset value per share                            $8.05              $11.32              $10.07
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------
Net assets                                    $257,194,602          $8,081,529        $314,700,330
------------------------------------------
Shares outstanding                              31,927,153             713,535          31,213,390
------------------------------------------
Net asset value per share                            $8.06              $11.33              $10.08
----------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------
Net assets                                     $765,330,648         $1,056,887        $624,633,033
------------------------------------------
Shares outstanding                              95,019,315              93,339          62,063,275
------------------------------------------
Net asset value per share                            $8.05              $11.32              $10.06
----------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
------------------------------------------
Net assets                                     $63,512,239                  N/A         $3,470,276
------------------------------------------
Shares outstanding                               7,884,085                  N/A            353,147
------------------------------------------
Net asset value per share                            $8.06                  N/A              $9.83
----------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
------------------------------------------
Net assets                                       $6,046,168                 N/A                N/A
------------------------------------------
Shares outstanding                                 751,931                  N/A                N/A
------------------------------------------
Net asset value per share                            $8.04                  N/A                N/A
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
29

Statement of Operations

YEAR ENDED MARCH 31, 2005
---------------------------------------------------------------------------------------------------
                                            EQUITY INCOME        MID CAP VALUE     SMALL CAP VALUE
INVESTMENT INCOME
--------------------------------------
INCOME:
--------------------------------------
Dividends (including $1,983,234,
$- and $- from affiliates,
respectively, and net of foreign
taxes withheld of $1,187,522,
$3,014 and $-, respectively)                 $108,707,659          $  490,777       $  28,830,401
--------------------------------------
Interest                                       16,216,089              25,231           1,490,675
---------------------------------------------------------------------------------------------------
                                              124,923,748             516,008          30,321,076
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------
Management fees                                32,736,171             272,297          22,221,894
--------------------------------------
Distribution fees:
--------------------------------------
  Advisor Class                                 1,502,470                  91           1,345,396
--------------------------------------
  C Class                                         383,227                   --             27,435
--------------------------------------
Service fees:
--------------------------------------
  Advisor Class                                 1,502,470                  91           1,345,396
--------------------------------------
  C Class                                         127,742                   --              9,145
--------------------------------------
Service and distribution
fees - R Class                                     10,466                   --                 --
--------------------------------------
Directors' fees and expenses                       67,364                 348              42,399
--------------------------------------
Other expenses                                      5,293                 514              11,708
---------------------------------------------------------------------------------------------------
                                               36,335,203             273,341          25,003,373
---------------------------------------------------------------------------------------------------
Amount reimbursed                                  (2,435)                  --              (269)
---------------------------------------------------------------------------------------------------
                                               36,332,768             273,341          25,003,104
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          88,590,980             242,667           5,317,972
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
--------------------------------------
Investment transactions
(including $143,493,
$- and $- from
affiliates, respectively)                     226,441,242           2,874,171         227,943,321
--------------------------------------
Foreign currency transactions                 (15,530,732)            (38,268)                 --
---------------------------------------------------------------------------------------------------
                                              210,910,510           2,835,903         227,943,321
---------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON:
--------------------------------------
Investments                                    54,550,509           1,796,160          24,305,291
--------------------------------------
Translation of assets and
liabilities in foreign currencies               1,596,688              (3,756)                 --
---------------------------------------------------------------------------------------------------
                                               56,147,197           1,792,404          24,305,291
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN              267,057,707           4,628,307         252,248,612
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    $355,648,687          $4,870,974        $257,566,584
===================================================================================================

See Notes to Financial Statements.

------
30

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------------
                                                EQUITY INCOME                          MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       2005                2004             2005         2004(1)
OPERATIONS
Net investment income                  $    88,590,980   $    66,522,502     $   242,667      $     --
---------------------------------
Net realized gain                         210,910,510        178,255,345       2,835,903            --
---------------------------------
Change in net
unrealized appreciation                    56,147,197        319,626,488       1,792,404          3,766
----------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 355,648,687       564,404,335        4,870,974          3,766
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
---------------------------------
  Investor Class                          (61,904,760)       (49,739,501)        (130,746)            --
---------------------------------
  Institutional Class                      (5,086,045)        (3,881,824)         (34,287)            --
---------------------------------
  Advisor Class                           (12,359,454)        (8,244,304)             (73)            --
---------------------------------
  C Class                                    (665,086)          (476,461)               --            --
---------------------------------
  R Class                                     (35,832)            (1,670)               --            --
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                         (142,378,053)       (29,995,592)        (633,295)            --
---------------------------------
  Institutional Class                     (11,131,604)        (2,250,432)        (176,133)            --
---------------------------------
  Advisor Class                           (34,860,778)        (5,738,165)               --            --
---------------------------------
  C Class                                  (2,736,854)          (477,245)               --            --
---------------------------------
  R Class                                    (136,511)               (40)               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (271,294,977)      (100,805,234)        (974,534)            --
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net
assets from capital
share transactions                       1,366,352,921       943,740,565       45,682,314      1,615,069
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS               1,450,706,631     1,407,339,666       49,578,754      1,618,835
NET ASSETS
Beginning of period                      2,931,819,209     1,524,479,543        1,618,835             --
----------------------------------------------------------------------------------------------------------
End of period                           $4,382,525,840    $2,931,819,209      $51,197,589     $1,618,835
==========================================================================================================
Accumulated undistributed net
investment income (loss)                  $(3,440,794)        $8,420,513           $8,200            $--
==========================================================================================================

(1) March 31, 2004 was the inception date for Mid Cap Value.

See Notes to Financial Statements.

(continued)

------
31

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
--------------------------------------------------------------------------------
                                                          SMALL CAP VALUE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005           2004
OPERATIONS
Net investment income                            $    5,317,972     $ 7,305,287
-----------------------------
Net realized gain                                   227,943,321     158,244,596
-----------------------------
Change in net
unrealized appreciation                              24,305,291     338,540,071
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           257,566,584     504,089,954
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
-----------------------------
  Investor Class                                    (3,233,600)     (4,736,989)
-----------------------------
  Institutional Class                               (1,248,416)       (974,045)
-----------------------------
  Advisor Class                                       (575,649)       (863,071)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                                  (110,088,852)            --
-----------------------------
  Institutional Class                              (23,343,195)            --
-----------------------------
  Advisor Class                                    (53,087,774)            --
-----------------------------
  C Class                                             (337,470)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (191,914,956)     (6,574,105)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                          472,049,303     233,438,241
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          537,700,931     730,954,090

NET ASSETS
Beginning of period                               1,657,255,858     926,301,768
--------------------------------------------------------------------------------
End of period                                    $2,194,956,789  $1,657,255,858
================================================================================

Undistributed net investment income                    $339,467         $50,247
================================================================================

See Notes to Financial Statements.

------
32

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income), Mid
Cap Value Fund (Mid Cap Value) and Small Cap Value Fund (Small Cap Value)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history. Mid Cap Value and Small Cap Value's investment objective is long-term capital growth. The production of income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Mid Cap
Value is authorized to issue the Investor Class, the Institutional Class and the
Advisor Class. Small Cap Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of Equity Income's R Class commenced on August 29, 2003. Mid Cap Value's
Investor Class, Institutional Class and Advisor Class incepted on March 31,
2004, August 2, 2004 and January 13, 2005, respectively.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

(continued)

------
33

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity and debt securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked.
These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

(continued)

------
34

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Equity Income is as follows:

                     INVESTOR, C & R     INSTITUTIONAL         ADVISOR
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $2.5 billion      1.00%               0.80%              0.75%
-------------------------------------------------------------------------------
Next $2.5 billion       0.95%               0.75%              0.70%
-------------------------------------------------------------------------------
Next $5 billion         0.90%               0.70%              0.65%
-------------------------------------------------------------------------------
Next $5 billion         0.85%               0.65%              0.60%
-------------------------------------------------------------------------------
Over $15 billion        0.80%               0.60%              0.55%
-------------------------------------------------------------------------------

The annual management fee for Mid Cap Value is 1.00%, 0.80% and 0.75% for the
Investor Class, Institutional Class and the Advisor Class, respectively.

The annual management fee schedule for each class of Small Cap Value is as follows:

                      INVESTOR & C       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion      1.25%               1.05%              1.00%
--------------------------------------------------------------------------------
Next $2.5 billion       1.20%               1.00%              0.95%
--------------------------------------------------------------------------------
Over $5 billion         1.15%               0.95%              0.90%
--------------------------------------------------------------------------------

(continued)

------
35

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the funds for the year ended March 31, 2005 was as follows:
---------------------------------------------------------------------------------
                        EQUITY              MID CAP           SMALL CAP
                        INCOME               VALUE              VALUE
---------------------------------------------------------------------------------
Investor                 0.99%               1.00%              1.25%
---------------------------------------------------------------------------------
Institutional            0.79%               0.80%              1.05%
---------------------------------------------------------------------------------
Advisor                  0.74%               0.75%              1.00%
---------------------------------------------------------------------------------
C                        0.99%                N/A               1.25%
---------------------------------------------------------------------------------
R                        0.99%                N/A                N/A
---------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                 ADVISOR                       C
--------------------------------------------------------------------------------
Distribution Fee                  0.25%                      0.75%
--------------------------------------------------------------------------------
Service Fee                       0.25%                      0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the year ended March 31, 2005, are detailed in the Statement of Operations.

During the year ended March 31, 2005, classes in Equity Income that received reimbursements of distribution and service fees were as follows:
--------------------------------------------------------------------------------
                               ADVISOR            C                  R
--------------------------------------------------------------------------------
Distribution Fee                $621             $2              $1,811(1)
--------------------------------------------------------------------------------
Service Fee                      --              $1                 --
--------------------------------------------------------------------------------

(1) R Class is a distribution and service fee.

During the year ended March 31, 2005, the Advisor Class in Small Cap Value received distribution fee reimbursements of $269.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

During the year ended March 31, 2005, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment Management,
Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB  is a custodian of the funds and a wholly owned subsidiary of JPM.

 3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2005, were  as follows:
--------------------------------------------------------------------------------
                          EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases                $6,832,633,395       $96,005,141      $2,281,188,807
--------------------------------------------------------------------------------
Proceeds from sales      $5,867,926,133       $52,276,349      $2,001,243,135
--------------------------------------------------------------------------------

(continued)

------
36

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                             EQUITY INCOME                   MID CAP VALUE                SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------
                       SHARES           AMOUNT         SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED     900,000,000                      50,000,000                     400,000,000
====================================================================================================================
Sold                  167,811,601    $1,347,317,399     4,702,558      $49,335,395     42,062,235     $418,877,485
------------------
Issued in
reinvestment of
distributions          23,599,775       187,336,280        68,605          737,185    11,139,507       109,369,084
------------------
Redeemed              (69,458,357)     (556,679,908)   (1,218,376)     (12,635,133)  (37,020,416)    (367,679,012)
--------------------------------------------------------------------------------------------------------------------
Net increase          121,953,019    $  977,973,771     3,552,787      $37,437,447    16,181,326      $160,567,557
====================================================================================================================
YEAR ENDED
MARCH 31, 2004(1)
SHARES AUTHORIZED     500,000,000                      15,000,000                    300,000,000
====================================================================================================================
Sold                  153,270,708    $1,124,269,043       161,507       $1,615,069    36,737,953      $310,869,747
------------------
Issued in
reinvestment of
distributions           9,669,527        73,026,020          --               --         503,785         4,504,869
------------------
Redeemed              (81,598,735)     (601,812,279)         --               --     (33,311,555)    (277,480,949)
--------------------------------------------------------------------------------------------------------------------
Net increase           81,341,500    $  595,482,784       161,507       $1,615,069     3,930,183      $ 37,893,667
====================================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2005(2)
SHARES AUTHORIZED      75,000,000                      50,000,000                     70,000,000
====================================================================================================================
Sold                   13,341,556      $107,567,577       975,767      $10,100,171    15,234,122      $152,797,121
------------------
Issued in
reinvestment of
distributions           1,882,525        14,942,521        19,490          210,420     2,294,384        22,588,098
------------------
Redeemed               (6,662,914)      (53,093,869)     (281,722)      (3,112,720)   (3,882,368)     (38,430,565)
--------------------------------------------------------------------------------------------------------------------
Net increase            8,561,167     $  69,416,229       713,535     $  7,197,871    13,646,138      $136,954,654
====================================================================================================================
YEAR ENDED
MARCH 31, 2004
SHARES AUTHORIZED      50,000,000                             N/A                     50,000,000
====================================================================================================================
Sold                   14,063,270      $103,964,067                                    8,317,379       $71,230,263
------------------
Issued in
reinvestment of
distributions             710,310         5,375,991                                       98,503           884,214
------------------
Redeemed               (3,906,102)      (28,792,635)                                  (3,190,831)     (26,869,610)
--------------------------------------------------------------------------------------------------------------------
Net increase           10,867,478     $  80,547,423                                    5,225,051       $45,244,867
====================================================================================================================

(1) March 31, 2004 was the inception date for Mid Cap Value.

(2) August 2, 2004 (commencement of sale) through March 31, 2005 for Mid Cap Value.

(continued)

------
37

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows:

                                EQUITY INCOME                  MID CAP VALUE                SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
                          SHARES           AMOUNT        SHARES           AMOUNT        SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2005(1)
SHARES AUTHORIZED        250,000,000                     50,000,000                    160,000,000
=======================================================================================================================
Sold                      54,037,706      $433,202,029       93,333       $1,046,923    26,480,384      $263,923,162
--------------------
Issued in
reinvestment of
distributions              5,160,994        40,909,216            6               73     5,055,107        49,561,609
--------------------
Redeemed                 (22,479,193)     (180,448,114)          --               --   (13,966,603)    (138,596,170)
-----------------------------------------------------------------------------------------------------------------------
Net increase              36,719,507      $293,663,131       93,339       $1,046,996    17,568,888      $174,888,601
=======================================================================================================================
YEAR ENDED
MARCH 31, 2004
SHARES AUTHORIZED        125,000,000                             N/A                   100,000,000
=======================================================================================================================
Sold                      48,332,802      $355,587,095                                  26,516,995      $224,990,870
--------------------
Issued in
reinvestment of
distributions              1,630,619        12,334,828                                      85,130           772,301
--------------------
Redeemed                 (16,884,790)     (126,222,969)                                 (9,015,360)     (74,871,466)
-----------------------------------------------------------------------------------------------------------------------
Net increase              33,078,631      $241,698,954                                  17,586,765      $150,891,705
=======================================================================================================================
C CLASS
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED
MARCH 31, 2005
SHARES AUTHORIZED         20,000,000                             N/A                    10,000,000
=======================================================================================================================
Sold                       3,293,153       $26,416,567                                       3,424        $   32,698
--------------------
Issued in
reinvestment of
distributions                388,010         3,066,479                                      27,772           266,060
--------------------
Redeemed                  (1,223,202)       (9,804,727)                                    (65,900)        (660,267)
-----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                 2,457,961       $19,678,319                                     (34,704)       $(361,509)
=======================================================================================================================
YEAR ENDED
MARCH 31, 2004
SHARES AUTHORIZED         20,000,000                             N/A                    12,500,000
=======================================================================================================================
Sold                       3,634,191       $26,938,054                                       4,333        $   47,526
--------------------
Issued in
reinvestment of
distributions                108,371           816,769                                          --                --
--------------------
Redeemed                    (288,272)       (2,134,229)                                    (78,777)        (639,524)
-----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                 3,454,290       $25,620,594                                     (74,444)       $(591,998)
=======================================================================================================================

(1) January 13, 2005 (commencement of sale) through March 31, 2005 for Mid Cap Value.

(continued)

------
38

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                            EQUITY INCOME                  MID CAP VALUE            SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------
                      SHARES           AMOUNT        SHARES           AMOUNT    SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
R CLASS
----------------------------------------------------------------------------------------------------------

YEAR ENDED
MARCH 31, 2005

SHARES AUTHORIZED     10,000,000                             N/A                  N/A
==========================================================================================================
Sold                     757,666        $6,074,487
--------------------
Issued in
reinvestment of
distributions             21,653           171,323
--------------------
Redeemed                 (77,391)         (624,339)
----------------------------------------------------------------------------------------------------------
Net increase             701,928        $5,621,471
==========================================================================================================
YEAR ENDED
MARCH 31, 2004(1)
SHARES AUTHORIZED     10,000,000                             N/A                  N/A
==========================================================================================================
Sold                      53,482          $418,526
--------------------
Issued in
reinvestment of
distributions                221             1,710
--------------------
Redeemed                  (3,700)          (29,426)
----------------------------------------------------------------------------------------------------------
Net increase              50,003          $390,810
==========================================================================================================

(1) August 29, 2003 (commencement of sale) through March 31, 2004 for Equity Income.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the year ended March 31, 2005 follows:

                 SHARE BALANCE    PURCHASE         SALES      REALIZED       DIVIDEND          MARCH 31, 2005
FUND/COMPANY        3/31/04         COST           COST         GAIN          INCOME    SHARE BALANCE  MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------
Cascade Natural
Gas Corp.           492,691    $  3,477,064    $2,125,576     $ 10,415     $  547,431      558,691     $ 11,151,472
-----------------
Commerce
Bancshares, Inc.    665,252     117,553,989     4,984,961      133,078      1,435,803    3,122,164(1)   150,488,305
---------------------------------------------------------------------------------------------------------------------
                               $121,031,053    $7,110,537     $143,493     $1,983,234                  $161,639,777
=====================================================================================================================

(1) Includes adjustment for shares received from a stock dividend.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2005.

7. RISK FACTORS

Small Cap Value generally invests in smaller companies which may be more volatile, and subject to greater short-term risk than those of larger companies

(continued)

------
39

Notes to Financial Statements

MARCH 31, 2005

 8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

                                         EQUITY INCOME                          MID CAP VALUE
-------------------------------------------------------------------------------------------------------
                                   2005                2004               2005               2004
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
-------------------------------------------------------------------------------------------------------
Ordinary income                $173,270,167         $92,565,875         $974,534               --
-------------------------------------------------------------------------------------------------------
Long-term capital gains         $98,024,810         $8,239,359            --                   --
-------------------------------------------------------------------------------------------------------
                                                                               SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
                                                                          2005               2004
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
-------------------------------------------------------------------------------------------------------
Ordinary income                                                       $124,523,803         $6,574,105
-------------------------------------------------------------------------------------------------------
Long-term capital gains                                                $ 67,391,153           --
-------------------------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                           EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
--------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
------------------------------------------
Federal tax cost of investments           $4,083,559,485        $51,331,988      $1,932,273,433
==================================================================================================
Gross tax appreciation of investments       $358,680,469         $2,190,391        $308,636,577
------------------------------------------
Gross tax depreciation of investments       (55,571,154)        (1,071,134)        (40,813,366)
--------------------------------------------------------------------------------------------------
Net tax appreciation of investments         $303,109,315        $1,119,257        $267,823,211
==================================================================================================
Net tax appreciation on
derivatives and translation
of assets and liabilities
in foreign currencies                             $1,574              --                    --
--------------------------------------------------------------------------------------------------
Net tax appreciation                        $303,110,889        $1,119,257        $267,823,211
==================================================================================================
Undistributed ordinary income                $85,254,128        $2,787,709         $70,043,007
------------------------------------------
Accumulated long-term gains                  $52,772,956           $21,342         $50,903,645
------------------------------------------
Currency loss deferral                      $(8,503,709)         $(28,102)                  --
--------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation)
is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and return of capital dividends.

The currency loss deferrals represent net  foreign currency losses incurred in the five-month period ended March 31, 2005.  Equity Income and Mid Cap Value have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

Notes to Financial Statements

------
40

MARCH 31, 2005

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate qualified dividend income for the fiscal year ended
March 31, 2005, as follows:
-------------------------------------------------------------------------------------------
              EQUITY INCOME              MID CAP VALUE               SMALL CAP VALUE
-------------------------------------------------------------------------------------------
               $80,104,782               $464,400                      $40,301,148
-------------------------------------------------------------------------------------------

The funds hereby designate capital gain
dividends for the fiscal year ended
March 31, 2005, as follows:
-------------------------------------------------------------------------------------------
              EQUITY INCOME            MID CAP VALUE               SMALL CAP VALUE
-------------------------------------------------------------------------------------------
               $98,024,810                --                         $67,391,153
-------------------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended March 31, 2005, qualify for the corporate dividends received deduction:
-------------------------------------------------------------------------------------------
              EQUITY INCOME           MID CAP VALUE               SMALL CAP VALUE
-------------------------------------------------------------------------------------------
              $53,214,224               $117,708                   $31,583,997
-------------------------------------------------------------------------------------------

------
41

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
---------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                         2005         2004          2003         2002        2001
PER-SHARE DATA
Net Asset Value,
Beginning of Period                     $7.84        $6.22         $7.36        $6.47        $5.50
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)               0.21        0.22          0.17         0.17         0.18
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.61        1.71         (1.05)        0.93         0.96
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                  0.82        1.93         (0.88)        1.10         1.14
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           (0.19)       (0.19)        (0.16)       (0.17)      (0.17)
-----------------------------------
  From Net Realized Gains              (0.42)       (0.12)        (0.10)       (0.04)         --
---------------------------------------------------------------------------------------------------
  Total Distributions                  (0.61)       (0.31)        (0.26)       (0.21)      (0.17)
---------------------------------------------------------------------------------------------------
  Net Asset Value,
End of Period                          $8.05        $7.84         $6.22        $7.36        $6.47
===================================================================================================
  TOTAL RETURN(2)                      10.69%       31.30%      (12.09)%       17.35%      20.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                   0.99%        1.00%         1.00%        1.00%       1.00%
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets            2.56%        2.95%         2.60%        2.49%       3.02%
-----------------------------------
Portfolio Turnover Rate                  174%          91%          120%         139%        169%
-----------------------------------
Net Assets,
End of Period
(in thousands)                      $3,290,442   $2,248,158    $1,277,478   $1,025,143    $467,425
---------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
42

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                                   2005        2004        2003         2002        2001
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $7.85       $6.23       $7.36        $6.47        $5.50
------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)         0.22        0.24        0.19         0.19         0.20
------------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.61        1.71       (1.04)        0.92         0.95
------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.83        1.95       (0.85)        1.11         1.15
------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income      (0.20)      (0.21)      (0.18)       (0.18)      (0.18)
------------------------------
  From Net Realized Gains         (0.42)      (0.12)      (0.10)       (0.04)         .--
------------------------------------------------------------------------------------------------
  Total Distributions             (0.62)      (0.33)      (0.28)       (0.22)      (0.18)
------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $8.06       $7.85       $6.23        $7.36        $6.47
================================================================================================
  TOTAL RETURN(2)                 10.91%      31.51%    (11.77)%       17.40%       21.26%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets     0.79%       0.80%       0.80%        0.80%        0.80%
------------------------------
Ratio of Net Investment
Income to Average Net Assets       2.76%       3.15%       2.80%        2.69%        3.22%
------------------------------
Portfolio Turnover Rate             174%         91%        120%         139%         169%
------------------------------
Net Assets,
End of Period
(in thousands)                  $257,195    $183,330     $77,837      $65,738       $19,130
------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
43

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
----------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
----------------------------------------------------------------------------------------------
                                   2005        2004        2003           2002         2001
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $7.84       $6.22       $7.36          $6.47         $5.50
----------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(1)         0.19       0.20        0.16           0.16          0.17
----------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.61       1.72       (1.05)          0.92          0.96
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.80       1.92       (0.89)          1.08          1.13
----------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net Investment Income      (0.17)     (0.18)      (0.15)         (0.15)       (0.16)
----------------------------
  From Net Realized Gains         (0.42)     (0.12)      (0.10)         (0.04)         --
----------------------------------------------------------------------------------------------
  Total Distributions             (0.59)     (0.30)      (0.25)         (0.19)       (0.16)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $8.05      $7.84       $6.22          $7.36         $6.47
==============================================================================================
  TOTAL RETURN(2)                 10.41%     30.97%     (12.30)%        17.05%        20.55%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets                1.24%       1.25%        1.25%          1.25%          1.25%
----------------------------
Ratio of Net Investment
Income to
Average Net Assets                2.31%       2.70%        2.35%          2.24%          2.77%
----------------------------
Portfolio Turnover Rate            174%         91%         120%           139%           169%
----------------------------
Net Assets,
End of Period (in thousands)   $765,331    $457,360      $156,911       $74,868        $27,887
-------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
44

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------
                                                       C CLASS
----------------------------------------------------------------------------------------
                                   2005           2004           2003          2002(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period               $7.85          $6.21          $7.36           $6.89
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(2)         0.13          0.15           0.11            0.07
--------------------------------
  Net Realized and
Unrealized Gain (Loss)             0.61          1.73          (1.06)           0.50
----------------------------------------------------------------------------------------
  Total From
Investment Operations              0.74          1.88          (0.95)           0.57
----------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income      (0.11)        (0.12)         (0.10)         (0.06)
--------------------------------
  From Net Realized Gains         (0.42)        (0.12)         (0.10)         (0.04)
----------------------------------------------------------------------------------------
  Total Distributions             (0.53)        (0.24)         (0.20)         (0.10)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $8.06         $7.85          $6.21           $7.36
========================================================================================
  TOTAL RETURN(3)                  9.60%        30.37%       (13.08)%          8.45%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets     1.99%         2.00%         2.00%           2.00%(4)
--------------------------------
Ratio of Net Investment
Income to Average Net Assets       1.56%         1.95%         1.60%           1.36%(4)
--------------------------------
Portfolio Turnover Rate             174%           91%          120%            139%(5)
--------------------------------
Net Assets,
End of Period
(in thousands)                    $63,512       $42,579       $12,254          $3,960
----------------------------------------------------------------------------------------

(1) July 13, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
45

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Year Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                               2005     2004(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                          $7.84     $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income(2)                                     0.17      0.11
---------------------------------------------------------
  Net Realized and Unrealized Gain                             0.60      0.76
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.77      0.87
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                  (0.15)   (0.13)
---------------------------------------------------------
  From Net Realized Gains                                     (0.42)   (0.12)
--------------------------------------------------------------------------------
  Total Distributions                                         (0.57)   (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $8.04    $7.84
================================================================================
  TOTAL RETURN(3)                                             10.03%   12.19%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets             1.44%(4)  1.50%(5)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          2.11%(4)  2.44%(5)
----------------------------------------------------------
Portfolio Turnover Rate                                        174%       91%(6)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                       $6,046      $392
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through March 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During a portion of the year ended March 31, 2005, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.49% and 2.06%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
46

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                               2005    2004(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                         $10.02    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(2)                                     0.09      --(3)
-----------------------------------------
  Net Realized and Unrealized Gain                             1.54      0.02
--------------------------------------------------------------------------------
  Total From Investment Operations                             1.63      0.02
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                                  (0.06)        --
-----------------------------------------
  From Net Realized Gains                                     (0.27)        --
--------------------------------------------------------------------------------
  Total Distributions                                         (0.33)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $11.32      $10.02
================================================================================
  TOTAL RETURN(4)                                             16.40%       0.20%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets              1.00%       1.00%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           0.83%       0.00%(5)
---------------------------------------------------------
Portfolio Turnover Rate                                         192%          0%
--------------------------------------------------------
Net Assets, End of Period (in thousands)                    $42,059       $1,619
--------------------------------------------------------------------------------

(1) For the one day period ended March 31, 2004 (inception date).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
47

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                  INSTITUTIONAL
                                                                      CLASS
--------------------------------------------------------------------------------
                                                                    2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
 Net Investment Income(2)                                             0.07
--------------------------------------------------------------
 Net Realized and Unrealized Gain                                     1.51
--------------------------------------------------------------------------------
 Total From Investment Operations                                     1.58
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------
 From Net Investment Income                                         (0.05)
--------------------------------------------------------------
 From Net Realized Gains                                            (0.27)
--------------------------------------------------------------------------------
 Total Distributions                                                (0.32)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $11.33
================================================================================
 TOTAL RETURN(3)                                                     15.82%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                     0.80%(4)
--------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  1.00%(4)
--------------------------------------------------------------
Portfolio Turnover Rate                                                192%(5)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $8,082
--------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through March 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
48

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                 $10.99
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
 Net Investment Income(2)                                              0.03
----------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.31
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.34
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
 From Net Investment Income                                           (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $11.32
================================================================================
 TOTAL RETURN(3)                                                       3.05%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                      1.25%(4)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.34%(4)
----------------------------------------------------------
Portfolio Turnover Rate                                                 192%(5)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,057
--------------------------------------------------------------------------------

(1) January 13, 2005 (commencement of sale) through March 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely refelect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
49

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                            2005         2004          2003          2002      2001
PER-SHARE DATA
Net Asset Value, Beginning of Period       $9.71        $6.44         $8.62         $6.60      $5.04
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(1)                   0.03        0.05          0.03          0.02       0.07
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     1.31        3.26         (1.87)         2.20       1.74
------------------------------------------------------------------------------------------------------
  Total From Investment Operations           1.34        3.31         (1.84)         2.22       1.81
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               (0.03)       (0.04)        (0.02)        (0.02)    (0.05)
-----------------------------------
  From Net Realized Gains                  (0.95)          --         (0.32)        (0.18)    (0.20)
------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.98)       (0.04)        (0.34)        (0.20)    (0.25)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $10.07        $9.71         $6.44         $8.62     $6.60
======================================================================================================
  TOTAL RETURN(2)                          14.00%       51.53%      (21.55)%        33.97%    36.51%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets              1.25%        1.26%         1.25%         1.25%     1.25%
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets                0.32%        0.59%          0.37%        0.27%     1.10%
-----------------------------------
Portfolio Turnover Rate                      108%         110%           104%          73%      144%
-----------------------------------
Net Assets,
End of Period (in thousands)           $1,252,153   $1,050,500       $670,755    $1,305,952   $225,517
------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
50

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
---------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                         2005       2004        2003        2002         2001
PER-SHARE DATA
Net Asset Value,
Beginning of Period                      $9.72      $6.45       $8.63       $6.61         $5.04
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------------
  Net Investment Income(1)                0.05      0.07        0.04        0.03          0.07
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.31      3.26       (1.87)       2.20          1.76
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                   1.36      3.33       (1.83)       2.23          1.83
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.05)     (0.06)      (0.03)      (0.03)       (0.06)
------------------------------------
  From Net Realized Gains               (0.95)        --      (0.32)      (0.18)       (0.20)
---------------------------------------------------------------------------------------------------
  Total Distributions                   (1.00)     (0.06)     (0.35)      (0.21)       (0.26)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $10.08      $9.72      $6.45       $8.63        $6.61
===================================================================================================
  TOTAL RETURN(2)                       14.20%     51.75%    (21.38)%      34.11%       36.99%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets           1.05%      1.06%       1.05%       1.05%        1.05%
------------------------------------
Ratio of Net Investment
Income to Average Net Assets             0.52%      0.79%       0.57%       0.47%        1.30%
------------------------------------
Portfolio Turnover Rate                   108%       110%        104%         73%         144%
------------------------------------
Net Assets,
End of Period
(in thousands)                         $314,700  $170,784     $79,546     $83,712        $8,593
---------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
51

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
----------------------------------------------------------------------------------------------
                                                  ADVISOR CLASS
----------------------------------------------------------------------------------------------
                                     2005        2004       2003        2002        2001
PER-SHARE DATA
Net Asset Value,
Beginning of Period                 $9.71       $6.43      $8.62       $6.60       $5.04
----------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(1)           0.01        0.03       0.01        --(2)       0.05
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             1.30        3.27      (1.87)       2.21        1.75
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.31        3.30      (1.86)       2.21        1.80
----------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.01)      (0.02)     (0.01)      (0.01)      (0.04)
---------------------------------
  From Net Realized Gains           (0.95)        --       (0.32)      (0.18)      (0.20)
----------------------------------------------------------------------------------------------
  Total Distributions               (0.96)      (0.02)     (0.33)      (0.19)      (0.24)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.06       $9.71      $6.43       $8.62       $6.60
==============================================================================================
  TOTAL RETURN(3)                   13.70%      51.38%   (21.85)%      33.74%      36.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets       1.50%       1.51%     1.50%       1.50%       1.50%
---------------------------------
Ratio of Net Investment
Income to Average Net Assets         0.07%       0.34%     0.12%       0.02%       0.85%
---------------------------------
Portfolio Turnover Rate               108%        110%      104%         73%        144%
---------------------------------
Net Assets,
End of Period (in thousands)       $624,633   $432,261   $173,064    $182,986    $20,600
----------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
52

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                                      C CLASS
------------------------------------------------------------------------------------------------------
                                               2005           2004           2003          2002(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period          $9.57          $6.35          $8.59           $7.57
------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(2)                      (0.07)         (0.03)         (0.04)         (0.05)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.28           3.25          (1.88)           1.23
------------------------------------------------------------------------------------------------------
  Total From Investment Operations             1.21           3.22          (1.92)           1.18
------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------

  From Net Investment Income                      --             --             --          --(3)
--------------------------------------------
  From Net Realized Gains                     (0.95)             --         (0.32)         (0.16)
------------------------------------------------------------------------------------------------------
  Total Distributions                         (0.95)             --         (0.32)         (0.16)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.83          $9.57          $6.35           $8.59
======================================================================================================
  TOTAL RETURN(4)                             12.85%         50.71%       (22.58)%         15.80%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets                 2.25%          2.26%          2.25%          2.25%(5)
--------------------------------------------
Ratio of Net Investment
Loss to Average Net Assets                   (0.68)%        (0.41)%        (0.63)%         (0.78)%(5)
--------------------------------------------
Portfolio Turnover Rate                         108%           110%           104%             73%(6)
--------------------------------------------
Net Assets,
End of Period
(in thousands)                                 $3,470         $3,711         $2,936          $3,997
------------------------------------------------------------------------------------------------------

(1) June 1, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

------
53

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders American Century Capital Portfolios,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Equity Income Fund, Mid Cap Value Fund, and
Small Cap Value Fund, (collectively, the "Funds"), three of the funds comprising
American Century Capital Portfolios, Inc., as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two year period ended March
31, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the
Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
Equity Income Fund, Mid Cap Value Fund, and Small Cap Value Fund as of March 31,
2005, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented in the two year period ended
March 31, 2005, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2005

------
54

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century  Services, LLC (ACS LLC).

The other directors (more than  three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service  Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
55

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc., a technology products and service provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 10

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President-Financial Services, Sprint  Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 46

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director, and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 14

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present), Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
56

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC  subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------

ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC, Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present);  Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice  President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
57

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Three classes of shares are authorized for sale by Mid Cap Value: Investor Class, Institutional Class, and Advisor Class. Four classes of shares are authorized for sale by Small Cap
Value: Investor Class, Institutional Class, Advisor Class, and C Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, C, and R Class shares are higher than that of Investor Class shares. Small Cap Value is closed to new investors and new accounts.

INVESTOR CLASS shares are available for by existing shareholders in two ways: 1)
directly from American Century without any commissions or other fees; or 2)
through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
58

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
59

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL MIDCAP VALUE INDEX measures the performance of those
Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market. The S&P
SMALLCAP 600/BARRA VALUE INDEX is a capitalization-weighted index consisting of
S&P SmallCap 600 stocks with lower price-to-book ratios that are slower growing or undervalued.

------
60

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:  1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0505
SH-ANN-43387N

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2005

Value Fund
Large Company Value Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Value and Large
Company Value funds for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                          SINCE     INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------
INVESTOR CLASS             9.95%    11.75%    12.71%     12.61%      9/1/93
-------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(1)            12.88%     5.89%    12.85%     11.66%(2)      --
-------------------------------------------------------------------------------
S&P 500 INDEX(1)           6.69%    -3.16%    10.79%     10.40%(2)      --
-------------------------------------------------------------------------------
LIPPER MULTI-CAP
VALUE INDEX(1)            10.27%     6.63%    11.25%     10.58%(2)      --
-------------------------------------------------------------------------------
Institutional Class       10.30%    11.96%      --        8.70%      7/31/97
-------------------------------------------------------------------------------
Advisor Class              9.67%    11.44%      --       10.66%      10/2/96
-------------------------------------------------------------------------------
A Class                                                              1/31/03
   No sales charge*        9.67%      --        --       20.64%
   With sales charge*      3.37%      --        --       17.40%
-------------------------------------------------------------------------------
B Class                                                              1/31/03
   No sales charge*        8.93%      --        --       19.90%
   With sales charge*      4.93%      --        --       18.77%
-------------------------------------------------------------------------------
C Class                    8.84%      --        --        6.65%       6/4/01
-------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-------------------------------------------------------------------------------------------------
                 1996    1997    1998    1999    2000    2001     2002     2003    2004    2005
-------------------------------------------------------------------------------------------------
Investor Class  27.94%  16.03%  39.94%  -9.88%   1.42%   19.20%  17.96%  -19.85%  40.66%   9.95%
-------------------------------------------------------------------------------------------------
Russell 3000
Value Index     32.80%  17.83%  46.78%   2.51%   6.81%    1.48%   5.67%  -22.79%  42.45%  12.88%
-------------------------------------------------------------------------------------------------
S&P 500 Index   32.10%  19.83%  48.00%  18.46%  17.94%  -21.68%   0.24%  -24.76%  35.12%   6.69%
-------------------------------------------------------------------------------------------------
Lipper
Multi-Cap
Value Index     28.30%  16.28%  39.07%  -3.71%   5.42%    6.54%   6.47%  -22.91%  42.99%  10.27%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VALUE INVESTMENT TEAM (LEFT TO RIGHT): MICHAEL LISS,
PHIL DAVIDSON, AND SCOTT MOORE.

Value gained 9.95%(1) for the year ended March 31, 2005, trailing the Lipper
Multi-Cap Value Index, which was up 10.27%. The S&P 500 Index, representative of the broad market, gained 6.69%.

Value's long-term performance has been strong. From the fund's inception on
September 1, 1993, Value has produced an average annualized total return of
12.61%, significantly ahead of the 10.58% figure posted by the Lipper Multi-Cap
Value Index and the S&P 500's 10.40%(2) return.

MARKET ENTHUSIASM WANES

After moving sideways for much of last year, stocks rallied during the final two months of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices. But stock market optimism waned during the first quarter of 2005, as investors worried about the dampening effects of surging energy and commodity prices, and higher interest rates.
Nonetheless, against this backdrop of increasing market uncertainty, all but one of Value's sector stakes contributed to absolute results, with industrial shares leading the way.

INDUSTRIALS LED PORTFOLIO

Industrial stocks proved to be Value's largest contributors to absolute performance. Our shares of Union Pacific Corp., the largest U.S. railroad, proved successful due to increasing volumes, higher pricing and cost improvements. In commercial services and supplies, Republic Services Inc., one of the country's leading solid waste management firms, posted strong 2004 numbers, exceeding its financial guidance for the year.

STRENGTH IN ENERGY

Our energy exposure was weighted more heavily toward larger integrated oil companies during the period. Exxon Mobil Corp. was our top-contributing security, with Royal Dutch Petroleum

TOP TEN HOLDINGS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                          AS OF                AS OF
                                         3/31/05              9/30/04
--------------------------------------------------------------------------------
American International
Group, Inc.                               4.5%                  1.3%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.8%                  2.8%
--------------------------------------------------------------------------------
Republic
Services, Inc. Cl A                       2.8%                  2.4%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     2.5%                  2.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         2.5%                  2.0%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      2.3%                  1.0%
--------------------------------------------------------------------------------
New York Times Co.
(The) Cl A                                2.2%                  2.5%
--------------------------------------------------------------------------------
Unilever N.V.
New York Shares                           2.1%                  2.2%
--------------------------------------------------------------------------------
Marsh & McLennan
Companies Inc.                            2.1%                  2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                     2.1%                  2.1%
--------------------------------------------------------------------------------

(1) All fund returns referenced in this commentary
    are for Investor Class shares.

(2) From 8/31/93, the date nearest the fund's
    inception for which data are available.                         (continued)

------
4

Value - Portfolio Commentary

Co., BP plc and ConocoPhillips also significant contributors. On the whole, they benefited from rapidly rising oil and gas prices, while higher utilization rates widened margins for refinery and chemical segments. As a result, each of these businesses delivered strong operating results and dividend increases.

SUCCESS IN FINANCIALS, BUT ALSO DETRACTORS

Financials, Value's largest sector exposure on average, represented another bright spot, led by Bank of America Corp. Bank of America's performance was helped by its successful integration of FleetBoston Financial Corp. The bank continued its commitment to returning capital to shareholders through dividends and share repurchases. Retail brokerage company A.G. Edwards Inc. and mortgage giant Freddie Mac also benefited the portfolio.

At the same time, the sector also held two of the portfolio's largest detractors. Insurance broker Marsh & McLennan fell sharply during the fourth quarter when the company was accused of bid-rigging and steering work to a select group of insurers. In February, American International Group, the world's largest insurer, was hurt by investigations into whether the company used certain reinsurance policies to improperly smooth earnings. In both cases, we believe the issues affecting these industry leaders are manageable and we have maintained our positions.

IT COMPANIES DETRACT

Only one sector, information technology, dampened absolute results, and the effect was relatively modest. Synopsys, whose software is used to design computer chips, fell midway through the period after the company cut its forecast for orders. We continue to hold the position.

OUR COMMITMENT

We will continue to adhere to our discipline of seeking well-managed companies that appear to be temporarily undervalued for reasons unrelated to the firms'
fundamental or financial health.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Insurance                                11.0%                  9.7%
--------------------------------------------------------------------------------
Oil & Gas                                 7.5%                  6.0%
--------------------------------------------------------------------------------
Commercial Banks                          7.1%                  6.7%
--------------------------------------------------------------------------------
Food Products                             6.6%                  6.0%
--------------------------------------------------------------------------------
Pharmaceuticals                           4.7%                  5.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO*
--------------------------------------------------------------------------------
                                       % OF FUND            % OF FUND
                                      INVESTMENTS          INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks
& Options                                87.8%                 97.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          3.7%                  1.7%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                    8.5%                  0.5%
--------------------------------------------------------------------------------

*See the Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

------
5

Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.6%

AEROSPACE & DEFENSE -- 2.9%
--------------------------------------------------------------------------------
   1,329,744  Honeywell International Inc.                      $   49,479,775
--------------------------------------------------------------------------------
     634,984  Northrop Grumman Corp.                                34,276,436
--------------------------------------------------------------------------------
                                                                    83,756,211
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.5%
--------------------------------------------------------------------------------
   1,248,656  Cooper Tire & Rubber(1)                               22,925,324
--------------------------------------------------------------------------------
     977,304  TRW Automotive
              Holdings Corp.(1)(2)                                  18,989,017
--------------------------------------------------------------------------------
                                                                    41,914,341
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
     986,300  Toyota Motor Corp. ORD                                36,715,371
--------------------------------------------------------------------------------

BEVERAGES -- 3.9%
--------------------------------------------------------------------------------
     926,048  Anheuser-Busch
              Companies, Inc.                                       43,885,416
--------------------------------------------------------------------------------
     546,008  Coca-Cola Company (The)                               22,752,153
--------------------------------------------------------------------------------
   1,011,752  Coca-Cola Enterprises                                 20,761,151
--------------------------------------------------------------------------------
     439,216  PepsiCo, Inc.                                         23,291,624
--------------------------------------------------------------------------------
                                                                   110,690,344
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
     504,256  Masco Corp.                                           17,482,556
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.7%
--------------------------------------------------------------------------------
      65,200  Edwards (A.G.), Inc.                                   2,920,960
--------------------------------------------------------------------------------
     794,928  Merrill Lynch & Co., Inc.                             44,992,925
--------------------------------------------------------------------------------
                                                                    47,913,885
--------------------------------------------------------------------------------

CHEMICALS -- 2.1%
--------------------------------------------------------------------------------
     386,656  du Pont (E.I.)
              de Nemours & Co.                                      19,812,253
--------------------------------------------------------------------------------
     704,728  Ecolab Inc.(1)                                        23,291,261
--------------------------------------------------------------------------------
     259,992  Minerals Technologies Inc.(1)                         17,102,274
--------------------------------------------------------------------------------
                                                                    60,205,788
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 7.1%
--------------------------------------------------------------------------------
   1,340,064  Bank of America Corp.                                 59,096,822
--------------------------------------------------------------------------------
     288,416  BB&T Corporation(1)                                   11,271,297
--------------------------------------------------------------------------------
     204,544  Marshall & Ilsley Corp.                                8,539,712
--------------------------------------------------------------------------------
   1,129,944  SunTrust Banks, Inc.                                  81,435,065
--------------------------------------------------------------------------------
   1,395,240  U.S. Bancorp                                          40,210,817
--------------------------------------------------------------------------------
      62,872  Zions Bancorporation                                   4,339,425
--------------------------------------------------------------------------------
                                                                   204,893,138
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.5%
--------------------------------------------------------------------------------
   2,366,648  Republic Services, Inc. Cl A                          79,235,375
--------------------------------------------------------------------------------
   1,728,528  Waste Management, Inc.(1)                             49,868,033
--------------------------------------------------------------------------------
                                                                   129,103,408
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
     526,672  Nokia Oyj ADR                                          8,126,549
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
     218,464  International Business
              Machines Corp.                                    $   19,963,240
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.6%
--------------------------------------------------------------------------------
     325,304  Martin Marietta Materials, Inc.                       18,191,000
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
     468,656  Standard and Poor's 500
              Depositary Receipt(1)                                 55,301,408
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.9%
--------------------------------------------------------------------------------
   1,225,656  Citigroup Inc.                                        55,080,981
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.7%
--------------------------------------------------------------------------------
     665,536  Commonwealth Telephone
              Enterprise Inc.(1)(2)                                 31,373,367
--------------------------------------------------------------------------------
     678,368  SBC Communications Inc.                               16,070,538
--------------------------------------------------------------------------------
     881,728  Verizon Communications                                31,301,344
--------------------------------------------------------------------------------
                                                                    78,745,249
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.0%
--------------------------------------------------------------------------------
     780,152  FPL Group, Inc.                                       31,323,102
--------------------------------------------------------------------------------
     754,075  Wisconsin Energy Corp.                                26,769,663
--------------------------------------------------------------------------------
                                                                    58,092,765
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
     532,048  Emerson Electric Co.                                  34,545,877
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 1.3%
--------------------------------------------------------------------------------
   3,124,512  AVX Corp.(1)                                          38,275,272
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
     403,048  Wal-Mart Stores, Inc.                                 20,196,735
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 6.6%
--------------------------------------------------------------------------------
     799,360  Campbell Soup Company                                 23,197,427
--------------------------------------------------------------------------------
     431,992  ConAgra Foods, Inc.                                   11,672,424
--------------------------------------------------------------------------------
     524,328  Kellogg Co.                                           22,687,673
--------------------------------------------------------------------------------
   2,138,976  Kraft Foods Inc. Cl A(1)                              70,693,156
--------------------------------------------------------------------------------
     893,504  Unilever N.V. New York Shares                         61,133,544
--------------------------------------------------------------------------------
                                                                   189,384,224
--------------------------------------------------------------------------------

GAS UTILITIES -- 1.4%
--------------------------------------------------------------------------------
     311,232  AGL Resources Inc.                                    10,871,334
--------------------------------------------------------------------------------
     939,128  WGL Holdings Inc.(1)                                  29,075,403
--------------------------------------------------------------------------------
                                                                    39,946,737
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 1.1%
--------------------------------------------------------------------------------
     579,056  Universal Health
              Services, Inc. Cl B(1)                                30,342,534
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
     714,408  Brinker International, Inc.(2)                        25,875,858
--------------------------------------------------------------------------------
     425,312  Outback Steakhouse, Inc.(1)                           19,475,036
--------------------------------------------------------------------------------
     307,536  Speedway Motorsports Inc.(1)                          10,979,035
--------------------------------------------------------------------------------
                                                                    56,329,929
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.4%
--------------------------------------------------------------------------------
     383,080  Newell Rubbermaid Inc.                            $    8,404,775
--------------------------------------------------------------------------------
     453,248  Whirlpool Corp.(1)                                    30,698,487
--------------------------------------------------------------------------------
                                                                    39,103,262
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
   1,003,936  Kimberly-Clark Corp.                                  65,988,713
--------------------------------------------------------------------------------

INSURANCE -- 11.0%
--------------------------------------------------------------------------------
   2,346,384  American International
              Group, Inc.                                          130,013,137
--------------------------------------------------------------------------------
         264  Berkshire
              Hathaway Inc. Cl A(2)                                 22,968,000
--------------------------------------------------------------------------------
     368,960  Chubb Corp.                                           29,247,459
--------------------------------------------------------------------------------
     814,560  Horace Mann
              Educators Corp.(1)                                    14,450,294
--------------------------------------------------------------------------------
     715,016  Jefferson-Pilot Corp.                                 35,071,535
--------------------------------------------------------------------------------
   1,983,968  Marsh & McLennan
              Companies Inc.                                        60,352,307
--------------------------------------------------------------------------------
     579,656  MetLife, Inc.                                         22,664,550
--------------------------------------------------------------------------------
                                                                   314,767,282
--------------------------------------------------------------------------------

IT SERVICES -- 2.0%
--------------------------------------------------------------------------------
   1,080,856  Accenture Ltd. Cl A(2)                                26,102,672
--------------------------------------------------------------------------------
     659,136  DST Systems, Inc.(1)(2)                               30,438,901
--------------------------------------------------------------------------------
                                                                    56,541,573
--------------------------------------------------------------------------------

MACHINERY -- 1.2%
--------------------------------------------------------------------------------
     886,712  Dover Corp.                                           33,508,846
--------------------------------------------------------------------------------

MEDIA -- 4.1%
--------------------------------------------------------------------------------
     427,792  Dow Jones & Co. Inc.                                  15,986,587
--------------------------------------------------------------------------------
   1,734,280  New York Times
              Co. (The) Cl A(1)                                     63,439,963
--------------------------------------------------------------------------------
     774,392  Tribune Co.(1)                                        30,875,009
--------------------------------------------------------------------------------
     198,920  Valassis
              Communications, Inc.(1)(2)                             6,954,243
--------------------------------------------------------------------------------
                                                                   117,255,802
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.3%
--------------------------------------------------------------------------------
     369,472  Dollar General Corp.                                   8,095,132
--------------------------------------------------------------------------------

OIL & GAS -- 7.5%
--------------------------------------------------------------------------------
     877,288  BP plc ADR                                            54,742,771
--------------------------------------------------------------------------------
     155,584  ConocoPhillips                                        16,778,179
--------------------------------------------------------------------------------
   1,185,680  Exxon Mobil Corp.                                     70,666,528
--------------------------------------------------------------------------------
     812,832  Royal Dutch Petroleum Co.
              New York Shares(1)                                    48,802,433
--------------------------------------------------------------------------------
     410,440  Unocal Corp.                                          25,320,044
--------------------------------------------------------------------------------
                                                                   216,309,955
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.7%
--------------------------------------------------------------------------------
     339,448  Abbott Laboratories                               $   15,825,066
--------------------------------------------------------------------------------
   1,218,548  Bristol-Myers Squibb Co.(3)                           31,024,232
--------------------------------------------------------------------------------
     155,568  Eli Lilly and Company                                  8,105,093
--------------------------------------------------------------------------------
     794,912  Merck & Co., Inc.                                     25,731,301
--------------------------------------------------------------------------------
   1,001,448  Pfizer, Inc.                                          26,308,039
--------------------------------------------------------------------------------
     950,064  Watson
              Pharmaceuticals, Inc.(2)                              29,195,467
--------------------------------------------------------------------------------
                                                                   136,189,198
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.9%
--------------------------------------------------------------------------------
     797,712  Union Pacific Corp.                                   55,600,526
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
     857,376  Intel Corp.                                           19,916,844
--------------------------------------------------------------------------------

SOFTWARE -- 2.9%
--------------------------------------------------------------------------------
     812,224  Microsoft Corporation                                 19,631,454
--------------------------------------------------------------------------------
   1,206,472  Reynolds & Reynolds Co. Cl A(1)                       32,647,132
--------------------------------------------------------------------------------
   1,703,600  Synopsys, Inc.(2)                                     30,835,160
--------------------------------------------------------------------------------
                                                                    83,113,746
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.7%
--------------------------------------------------------------------------------
   1,033,160  Gap, Inc. (The)                                       22,564,214
--------------------------------------------------------------------------------
     286,888  Home Depot, Inc.                                      10,970,597
--------------------------------------------------------------------------------
     359,120  Sherwin-Williams Co.                                  15,797,689
--------------------------------------------------------------------------------
                                                                    49,332,500
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
   1,178,968  Jones Apparel Group, Inc.                             39,483,638
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.5%
--------------------------------------------------------------------------------
     624,840  Fannie Mae                                            34,022,538
--------------------------------------------------------------------------------
     806,152  Freddie Mac                                           50,948,806
--------------------------------------------------------------------------------
     269,576  MGIC Investment Corp.                                 16,624,752
--------------------------------------------------------------------------------
                                                                   101,596,096
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,513,321,398)                                            2,772,000,655
--------------------------------------------------------------------------------

PURCHASED PUT OPTIONS(4)

CONTRACTS
--------------------------------------------------------------------------------
      12,176  Bristol-Myers Squibb Co.,
              strike at $22.50,
              expires 6/18/05
(Cost $1,765,176)                                                      273,960
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Value - Schedule of Investments

MARCH 31, 2005

                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.0%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%, 2/15/26,
valued at $117,901,384), in a joint trading
account at 2.45%, dated 3/31/05,
due 4/1/05 (Delivery value $115,407,854)
(Cost $115,400,000)                                             $  115,400,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(5) -- 9.3%

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $98,414,791)                             98,407,000
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.875%, dated 3/31/05,
due 4/1/05 (Delivery value $170,013,576)                        $  170,000,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $268,407,000)                                                268,407,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.9%
(Cost $2,898,893,574)                                            3,156,081,615
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (9.9)%                                         (284,529,844)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $2,871,551,771
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell        Settlement Date       Value       Unrealized Loss
--------------------------------------------------------------------------------
2,743,140,400  JPY for USD       4/28/2005      $ 25,644,160       $ (69,239)
--------------------------------------------------------------------------------
   21,036,845  Euro for USD      4/29/2005        27,278,931         (87,850)
--------------------------------------------------------------------------------
   28,990,935  Euro for USD      4/29/2005        37,593,172        (161,978)
--------------------------------------------------------------------------------
   39,728,308  Euro for USD      4/29/2005        51,516,556        (202,384)
--------------------------------------------------------------------------------
   13,344,977  GBP for USD       4/29/2005        25,178,358        (202,782)
--------------------------------------------------------------------------------
   15,321,606  GBP for USD       4/29/2005        28,907,722        (217,255)
--------------------------------------------------------------------------------
                                                $196,118,899       $(941,488)
                                             ===================================

(Value on Settlement Date $195,177,411)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of March 31, 2005.

(2) Non-income producing.

(3) Security, or a portion thereof, is being held in connection with an open put option.

(4) Category is less than 0.05% of total net assets.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Large Company Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                          ------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE     INCEPTION
                                1 YEAR     5 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  10.73%       8.53%       6.08%       7/30/99
--------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1)     13.17%       5.19%       4.28%(2)       --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                 6.69%      -3.16%      -0.56%(2)       --
--------------------------------------------------------------------------------
Institutional Class             10.94%        --         6.46%       8/10/01
--------------------------------------------------------------------------------
Advisor Class                   10.45%        --         8.68%      10/26/00
--------------------------------------------------------------------------------
A Class                                                              1/31/03
   No sales charge*             10.25%        --        19.94%
   With sales charge*            3.91%        --        16.72%
--------------------------------------------------------------------------------
B Class                                                              1/31/03
   No sales charge*              9.59%        --        19.23%
   With sales charge*            5.59%        --        18.09%
--------------------------------------------------------------------------------
C Class                          9.62%        --         7.35%       11/7/01
--------------------------------------------------------------------------------
R Class                         10.17%(3)     --        15.85%       8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 7/31/99, the date nearest the Investor Class's inception for which data are available.

(3) Class return would have been lower if the class had not received partial reimbursements of distribution and service fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
9

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------
                             2000*    2001    2002     2003      2004     2005
--------------------------------------------------------------------------------
Investor Class             -7.22%    12.38%  10.20%   -21.19%   39.34%   10.73%
--------------------------------------------------------------------------------
Russell 1000 Value Index   -1.56%     0.27%   4.38%   -22.79%   40.82%   13.17%
--------------------------------------------------------------------------------
S&P 500 Index              13.73%   -21.68%   0.24%   -24.76%   35.12%    6.69%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Index data from 7/31/99, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Large Company Value - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE LARGE COMPANY VALUE INVESTMENT TEAM (LEFT TO RIGHT):
BRENDAN HEALY, CHUCK RITTER, AND MARK MALLON.

For the 12 months ended March 31, 2005, Large Company Value gained 10.73%(1), underperforming the 13.17% return posted by its benchmark, the Russell 1000
Value Index. For the same time period, the S&P 500 Index, considered representative of the broader market, gained 6.69%.

Large Company Value's long-term performance against its benchmark has been strong. Since the portfolio's July 30, 1999, inception, it has posted an average annual return of 6.08%, outperforming both the 4.28%(2) return posted by the
Russell 1000 Value Index and the 0.56%(2) decline of the S&P 500 for the same period.

EQUITIES GAIN AMID CHALLENGES

After languishing for much of last year, stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices. However, stock market optimism waned in the early months of 2005 as concern grew about the effects of soaring commodity and oil prices and climbing interest rates on the economy and corporate profit growth.

Though volatility prevailed, equities ultimately booked gains for the period.
Value stocks generally outpaced their growth counterparts, and Large Company
Value received positive absolute contributions from every sector in which it was invested.

ENERGY: THE BIGGEST CONTRIBUTOR

Our position in the energy sector, comprised of major oil and gas companies, delivered the greatest contribution to performance during the fiscal year.
Soaring oil prices, which reached a series of new record highs during the period, made this group the undisputed market leader, and all but one of our holdings contributed. Of those, Exxon Mobil and Royal Dutch Petroleum were the portfolio's top contributors. During the period, Exxon Mobil reported record-breaking 2004 performance, while Royal Dutch Petroleum, a holding that was not present in the index, registered

TOP TEN HOLDINGS AS OF MARCH 31, 2005

--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                AS OF
                                         3/31/05              9/30/04
--------------------------------------------------------------------------------
Citigroup Inc.                            4.4%                  4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.3%                  4.1%
--------------------------------------------------------------------------------
Freddie Mac                               3.4%                  3.7%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.2%                  3.2%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.6%                  2.7%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                       2.1%                  1.9%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.1%                  2.1%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.0%                  1.6%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1.8%                  1.7%
--------------------------------------------------------------------------------
ConocoPhillips                            1.7%                  1.4%
--------------------------------------------------------------------------------

(1) All fund returns referenced in this commentary
    are for Investor Class shares.

(2) From 7/31/99, the date nearest the Investor Class's
    inception for which data are available.                        (continued)

------
11

Large Company Value - Portfolio Commentary

record-level 2004 net income--developments for which investors rewarded both stocks. Still, based on our value criteria, many companies in this area did not merit inclusion in the portfolio, and our underweight was the primary factor behind our overall shortfall versus the benchmark.

HEALTH CARE AND INDUSTRIALS ADD VALUE

Large Company Value's holdings in the health care sector significantly bolstered performance. Major pharmaceutical companies were the strongest performers, and the search for value led us to diversified health care firm Johnson & Johnson, a top-contributing stock and another that was not included in the index. Early in
2005, the company announced record fourth-quarter sales driven by strength in each of its business segments, with especially robust sales growth in the pharmaceutical division, news that helped support the stock's climb.

Our interest in the industrials sector also provided ample contribution to returns, with aerospace and defense firms adding the most value. Higher defense spending helped underpin gains for Boeing Co., which reported a sharp increase in 2004 operating earnings generated by strength in its Integrated Defense
Systems business segment. Honeywell International and Raytheon Co. also were standout performers.

INDIVIDUAL SETBACKS

Elsewhere in the portfolio, we suffered some individual setbacks in this otherwise positive environment. In October 2004, several companies in the financial sector came under legal and regulatory scrutiny. Allegations of bid rigging sent the stock of Marsh & McLennan sharply lower. Citigroup Inc. also stumbled, becoming the period's top detractor. Despite posting record 2004 fourth-quarter earnings, the stock declined following reports late in the period that the Federal Reserve had warned Citigroup to observe more careful regulatory compliance and to curtail major acquisition activity until those matters are resolved.

OUR COMMITMENT

The Large Company Value investment team will continue to follow its strategy of searching for large, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Oil & Gas                                10.6%                  9.9%
--------------------------------------------------------------------------------
Commercial Banks                          9.7%                 10.9%
--------------------------------------------------------------------------------
Diversified Financial
Services                                  6.4%                  6.0%
--------------------------------------------------------------------------------
Insurance                                 5.8%                  6.3%
--------------------------------------------------------------------------------
Thrifts & Mortgage
Finance                                   5.2%                  5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND            % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks                            94.8%                 95.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          5.2%                  4.2%
--------------------------------------------------------------------------------

------
12

Large Company Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.7%

AEROSPACE & DEFENSE -- 0.7%
--------------------------------------------------------------------------------
      64,100  Boeing Co.                                        $    3,747,292
--------------------------------------------------------------------------------
     139,400  Northrop Grumman Corp.                                 7,524,812
--------------------------------------------------------------------------------
                                                                    11,272,104
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
     200,400  Lear Corporation                                       8,889,744
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
     264,600  General Motors Corp.                                   7,776,594
--------------------------------------------------------------------------------
     160,400  Toyota Motor Corp. ADR                                11,930,552
--------------------------------------------------------------------------------
                                                                    19,707,146
--------------------------------------------------------------------------------

BEVERAGES -- 2.3%
--------------------------------------------------------------------------------
     336,700  Coca-Cola Company (The)                               14,030,289
--------------------------------------------------------------------------------
     128,800  Molson Coors Brewing Co.                               9,939,496
--------------------------------------------------------------------------------
     380,800  Pepsi Bottling Group Inc.                             10,605,280
--------------------------------------------------------------------------------
                                                                    34,575,065
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.6%
--------------------------------------------------------------------------------
     398,600  Bank of New York
              Co., Inc. (The)                                       11,579,330
--------------------------------------------------------------------------------
     366,300  Merrill Lynch & Co., Inc.                             20,732,580
--------------------------------------------------------------------------------
     378,100  Morgan Stanley                                        21,646,225
--------------------------------------------------------------------------------
                                                                    53,958,135
--------------------------------------------------------------------------------

CHEMICALS -- 1.2%
--------------------------------------------------------------------------------
     252,300  PPG Industries, Inc.                                  18,044,496
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 9.7%
--------------------------------------------------------------------------------
   1,102,800  Bank of America Corp.                                 48,633,480
--------------------------------------------------------------------------------
     226,200  National City Corp.                                    7,577,700
--------------------------------------------------------------------------------
     306,100  PNC Financial Services Group                          15,758,028
--------------------------------------------------------------------------------
     674,900  U.S. Bancorp                                          19,450,618
--------------------------------------------------------------------------------
     445,000  Wachovia Corp.                                        22,654,950
--------------------------------------------------------------------------------
     524,800  Wells Fargo & Co.                                     31,383,040
--------------------------------------------------------------------------------
                                                                   145,457,816
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
     316,100  R.R. Donnelley & Sons
              Company                                                9,995,082
--------------------------------------------------------------------------------
     349,600  Waste Management, Inc.                                10,085,960
--------------------------------------------------------------------------------
                                                                    20,081,042
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.2%
--------------------------------------------------------------------------------
   1,437,900  Hewlett-Packard Co.                                   31,547,526
--------------------------------------------------------------------------------
     180,200  International Business
              Machines Corp.                                        16,466,676
--------------------------------------------------------------------------------
                                                                    48,014,202
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.7%
--------------------------------------------------------------------------------
     219,300  Standard and Poor's 500
              Depositary Receipt                                    25,877,400
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL  SERVICES -- 6.4%
--------------------------------------------------------------------------------
   1,474,300  Citigroup Inc.                                    $   66,255,042
--------------------------------------------------------------------------------
     871,900  J.P. Morgan Chase & Co.                               30,167,740
--------------------------------------------------------------------------------
                                                                    96,422,782
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 4.8%
--------------------------------------------------------------------------------
     215,300  ALLTEL Corp.                                          11,809,205
--------------------------------------------------------------------------------
     185,300  AT&T Corp.                                             3,474,375
--------------------------------------------------------------------------------
     613,600  BellSouth Corp.                                       16,131,544
--------------------------------------------------------------------------------
     815,300  SBC Communications Inc.                               19,314,457
--------------------------------------------------------------------------------
     512,400  Sprint Corp.                                          11,657,100
--------------------------------------------------------------------------------
     259,300  Verizon Communications                                 9,205,150
--------------------------------------------------------------------------------
                                                                    71,591,831
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.6%
--------------------------------------------------------------------------------
     465,300  Exelon Corporation                                    21,352,617
--------------------------------------------------------------------------------
     321,200  PPL Corporation                                       17,341,588
--------------------------------------------------------------------------------
                                                                    38,694,205
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.6%
--------------------------------------------------------------------------------
     208,100  CVS Corp.                                             10,950,222
--------------------------------------------------------------------------------
     776,800  Kroger Co. (The)(1)                                   12,452,104
--------------------------------------------------------------------------------
                                                                    23,402,326
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
     339,400  H.J. Heinz Company                                    12,503,496
--------------------------------------------------------------------------------
     452,600  Sara Lee Corp.                                        10,029,616
--------------------------------------------------------------------------------
     206,800  Unilever N.V.
              New York Shares                                       14,149,256
--------------------------------------------------------------------------------
                                                                    36,682,368
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%
--------------------------------------------------------------------------------
     404,100  NiSource Inc.                                          9,209,439
--------------------------------------------------------------------------------

HEALTH CARE
EQUIPMENT & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
     367,400  Baxter International, Inc.                            12,484,252
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 1.4%
--------------------------------------------------------------------------------
     103,600  CIGNA Corp.                                            9,251,480
--------------------------------------------------------------------------------
     228,900  HCA Inc.                                              12,262,173
--------------------------------------------------------------------------------
                                                                    21,513,653
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.4%
--------------------------------------------------------------------------------
     663,900  McDonald's Corporation                                20,673,846
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.3%
--------------------------------------------------------------------------------
     468,900  Newell Rubbermaid Inc.                                10,287,666
--------------------------------------------------------------------------------
     136,900  Whirlpool Corp.                                        9,272,237
--------------------------------------------------------------------------------
                                                                    19,559,903
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
13

Large Company Value - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.2%
--------------------------------------------------------------------------------
     502,400  General Electric Co.                              $   18,116,544
--------------------------------------------------------------------------------
     457,800  Tyco International Ltd.                               15,473,640
--------------------------------------------------------------------------------
                                                                    33,590,184
--------------------------------------------------------------------------------

INSURANCE -- 5.8%
--------------------------------------------------------------------------------
     390,900  Allstate Corp.                                        21,132,054
--------------------------------------------------------------------------------
     295,700  American International
              Group, Inc.                                           16,384,737
--------------------------------------------------------------------------------
     253,200  Hartford Financial Services
              Group Inc. (The)                                      17,359,392
--------------------------------------------------------------------------------
     244,700  Loews Corp.                                           17,995,238
--------------------------------------------------------------------------------
     116,800  Marsh & McLennan
              Companies Inc.                                         3,553,056
--------------------------------------------------------------------------------
     217,000  Torchmark Corp.                                       11,327,400
--------------------------------------------------------------------------------
                                                                    87,751,877
--------------------------------------------------------------------------------

IT SERVICES -- 1.4%
--------------------------------------------------------------------------------
     261,800  Computer Sciences Corp.(1)                            12,003,530
--------------------------------------------------------------------------------
     245,600  Fiserv, Inc.(1)                                        9,774,880
--------------------------------------------------------------------------------
                                                                    21,778,410
--------------------------------------------------------------------------------

MACHINERY -- 2.8%
--------------------------------------------------------------------------------
     123,800  Deere & Co.                                            8,310,694
--------------------------------------------------------------------------------
     279,000  Dover Corp.                                           10,543,410
--------------------------------------------------------------------------------
     163,100  Ingersoll-Rand Company                                12,990,915
--------------------------------------------------------------------------------
     158,100  Parker-Hannifin Corp.                                  9,631,452
--------------------------------------------------------------------------------
                                                                    41,476,471
--------------------------------------------------------------------------------

MEDIA -- 2.9%
--------------------------------------------------------------------------------
     230,100  Gannett Co., Inc.                                     18,196,308
--------------------------------------------------------------------------------
   1,457,200  Time Warner Inc.(1)                                   25,573,860
--------------------------------------------------------------------------------
                                                                    43,770,168
--------------------------------------------------------------------------------

METALS & MINING -- 1.1%
--------------------------------------------------------------------------------
     376,700  Alcoa Inc.                                            11,447,913
--------------------------------------------------------------------------------
      83,300  Nucor Corp.                                            4,794,748
--------------------------------------------------------------------------------
                                                                    16,242,661
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.9%
--------------------------------------------------------------------------------
     423,600  Dollar General Corp.                                   9,281,076
--------------------------------------------------------------------------------
     504,100  May Department
              Stores Co. (The)                                      18,661,782
--------------------------------------------------------------------------------
                                                                    27,942,858
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.5%
--------------------------------------------------------------------------------
     491,400  Xerox Corp.(1)                                         7,444,710
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

OIL & GAS -- 10.6%
--------------------------------------------------------------------------------
     474,800  ChevronTexaco Corp.                               $   27,685,588
--------------------------------------------------------------------------------
     241,800  ConocoPhillips                                        26,075,712
--------------------------------------------------------------------------------
   1,077,400  Exxon Mobil Corp.                                     64,213,040
--------------------------------------------------------------------------------
     654,600  Royal Dutch Petroleum Co.
              New York Shares                                       39,302,184
--------------------------------------------------------------------------------
                                                                   157,276,524
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
     311,700  Weyerhaeuser Co.                                      21,351,450
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.2%
--------------------------------------------------------------------------------
     385,700  Abbott Laboratories                                   17,981,334
--------------------------------------------------------------------------------
     418,600  Bristol-Myers Squibb Co.                              10,657,556
--------------------------------------------------------------------------------
     265,000  Johnson & Johnson                                     17,797,400
--------------------------------------------------------------------------------
     193,200  Merck & Co., Inc.                                      6,253,884
--------------------------------------------------------------------------------
     234,900  Wyeth                                                  9,908,082
--------------------------------------------------------------------------------
                                                                    62,598,256
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
     444,400  Intel Corp.                                           10,323,412
--------------------------------------------------------------------------------

SOFTWARE -- 1.6%
--------------------------------------------------------------------------------
     998,900  Microsoft Corporation                                 24,143,413
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.1%
--------------------------------------------------------------------------------
     171,800  Advance Auto Parts, Inc.(1)                            8,667,310
--------------------------------------------------------------------------------
     366,100  Gap, Inc. (The)                                        7,995,624
--------------------------------------------------------------------------------
                                                                    16,662,934
--------------------------------------------------------------------------------

TEXTILES, APPAREL &
LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
     238,800  Liz Claiborne, Inc.                                    9,583,044
--------------------------------------------------------------------------------
     198,000  Reebok International Ltd.                              8,771,400
--------------------------------------------------------------------------------
     179,500  VF Corp.                                              10,615,630
--------------------------------------------------------------------------------
                                                                    28,970,074
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 5.2%
--------------------------------------------------------------------------------
     806,900  Freddie Mac                                           50,996,080
--------------------------------------------------------------------------------
     131,700  MGIC Investment Corp.                                  8,121,939
--------------------------------------------------------------------------------
     497,100  Washington Mutual, Inc.                               19,635,450
--------------------------------------------------------------------------------
                                                                    78,753,469
--------------------------------------------------------------------------------

TOBACCO -- 1.5%
--------------------------------------------------------------------------------
     334,100  Altria Group Inc.                                     21,846,799
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,299,053,338)                                            1,438,035,425
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
14

Large Company Value - Schedule of Investments

MARCH 31, 2005

                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.2%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.125%-6.18%,
5/15/07-11/15/27, valued at $76,558,596),
in a joint trading account at 2.57%,
dated 3/31/05, due 4/1/05
(Delivery value $74,505,318)                                        74,500,000
--------------------------------------------------------------------------------

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 1.875%-11.25%,
11/30/05-2/15/15, valued at $4,182,571),
in a joint trading account at 2.55%,
dated 3/31/05, due 4/1/05
(Delivery value $4,100,290)                                          4,100,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $78,600,000)                                                  78,600,000
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.9%
(Cost $1,377,653,338)                                           $1,516,635,425
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- (0.9)%                                             (12,872,693)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $1,503,762,732
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
15

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
16

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------
                                                                 EXPENSES PAID
                                  BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                                 ACCOUNT VALUE  ACCOUNT VALUE     10/1/04 --       EXPENSE
                                    10/1/04        3/31/05          3/31/05       RATIO(1)
---------------------------------------------------------------------------------------------
VALUE SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------
Investor Class                      $1,000       $1,077.70          $5.13           0.99%
---------------------------------------------------------------------------------------------
Institutional Class                 $1,000       $1,078.70          $4.09           0.79%
---------------------------------------------------------------------------------------------
Advisor Class                       $1,000       $1,076.40          $6.42           1.24%
---------------------------------------------------------------------------------------------
A Class                             $1,000       $1,074.90          $6.41           1.24%
---------------------------------------------------------------------------------------------
B Class                             $1,000       $1,071.70         $10.28           1.99%
---------------------------------------------------------------------------------------------
C Class                             $1,000       $1,072.10         $10.28           1.99%
---------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------
Investor Class                      $1,000       $1,020.00          $4.99           0.99%
---------------------------------------------------------------------------------------------
Institutional Class                 $1,000       $1,020.99          $3.98           0.79%
---------------------------------------------------------------------------------------------
Advisor Class                       $1,000       $1,018.75          $6.24           1.24%
---------------------------------------------------------------------------------------------
A Class                             $1,000       $1,018.75          $6.24           1.24%
---------------------------------------------------------------------------------------------
B Class                             $1,000       $1,015.01         $10.00           1.99%
---------------------------------------------------------------------------------------------
C Class                             $1,000       $1,015.01         $10.00           1.99%
---------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
17

Shareholder Fee Examples (Unaudited)
---------------------------------------------------------------------------------------------
                                                                 EXPENSES PAID
                                  BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                                 ACCOUNT VALUE  ACCOUNT VALUE     10/1/04 -        EXPENSE
                                    10/1/04        3/31/05          3/31/05       RATIO(1)
---------------------------------------------------------------------------------------------
LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------
Investor Class                      $1,000       $1,083.50          $4.47           0.86%
---------------------------------------------------------------------------------------------
Institutional Class                 $1,000       $1,084.50          $3.43           0.66%
---------------------------------------------------------------------------------------------
Advisor Class                       $1,000       $1,082.10          $5.76           1.11%
---------------------------------------------------------------------------------------------
A Class                             $1,000       $1,082.00          $5.76           1.11%
---------------------------------------------------------------------------------------------
B Class                             $1,000       $1,079.50          $9.64           1.86%
---------------------------------------------------------------------------------------------
C Class                             $1,000       $1,077.90          $9.64           1.86%
---------------------------------------------------------------------------------------------
R Class (after reimbursement)(2)    $1,000       $1,080.70          $6.69           1.29%
---------------------------------------------------------------------------------------------
R Class (before reimbursement)      $1,000       $1,080.70          $7.05           1.36%
---------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------
Investor Class                      $1,000       $1,020.64          $4.33           0.86%
---------------------------------------------------------------------------------------------
Institutional Class                 $1,000       $1,021.64          $3.33           0.66%
---------------------------------------------------------------------------------------------
Advisor Class                       $1,000       $1,019.40          $5.59           1.11%
---------------------------------------------------------------------------------------------
A Class                             $1,000       $1,019.40          $5.59           1.11%
---------------------------------------------------------------------------------------------
B Class                             $1,000       $1,015.66          $9.35           1.86%
---------------------------------------------------------------------------------------------
C Class                             $1,000       $1,015.66          $9.35           1.86%
---------------------------------------------------------------------------------------------
R Class (after reimbursement)(2)    $1,000       $1,018.50          $6.49           1.29%
---------------------------------------------------------------------------------------------
R Class (before reimbursement)      $1,000       $1,018.15          $6.84           1.36%
---------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.36%.

------
18

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
                                                                    LARGE
                                                   VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,630,486,574 and
$1,377,653,338, respectively) --
including $265,165,373 and
$- of securities on loan, respectively         $2,887,674,615   $1,516,635,425
-------------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $268,407,000
and $-, respectively)                             268,407,000               --
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $2,898,893,574
and $1,377,653,338, respectively)               3,156,081,615    1,516,635,425
-------------------------------------------
Cash                                                       --        9,910,121
-------------------------------------------
Receivable for investments sold                    23,831,332        3,192,625
-------------------------------------------
Receivable for capital shares sold                  1,042,724        1,928,304
-------------------------------------------
Dividends and interest receivable                   3,714,776        1,950,035
--------------------------------------------------------------------------------
                                                3,184,670,447    1,533,616,510
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                            268,407,000               --
-------------------------------------------
Disbursements in excess
of demand deposit cash                             11,413,636               --
-------------------------------------------
Payable for investments purchased                  29,878,886       28,711,432
-------------------------------------------
Payable for forward foreign
currency exchange contracts                           941,488               --
-------------------------------------------
Payable for capital shares redeemed                        --           35,524
-------------------------------------------
Accrued management fees                             2,350,264          968,303
-------------------------------------------
Distribution fees payable                              62,631           55,127
-------------------------------------------
Service fees (and distribution fees --
A and R Class) payable                                 64,771           83,392
--------------------------------------------------------------------------------
                                                  313,118,676       29,853,778
--------------------------------------------------------------------------------

NET ASSETS                                     $2,871,551,771   $1,503,762,732
================================================================================

See Notes to Financial Statements.                                 (continued)

------
19

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
                                                                    LARGE
                                                   VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)        $2,600,017,077   $1,354,451,587
-------------------------------------------
Accumulated undistributed
net investment income (loss)                       (6,494,475)         235,849
-------------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                              21,783,636       10,093,209
-------------------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                             256,245,533      138,982,087
--------------------------------------------------------------------------------
                                               $2,871,551,771   $1,503,762,732
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                     $2,315,506,799     $659,277,273
-------------------------------------------
Shares outstanding                                316,797,383      103,173,466
-------------------------------------------
Net asset value per share                               $7.31            $6.39
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $251,811,904     $438,518,029
-------------------------------------------
Shares outstanding                                 34,416,797       68,630,476
-------------------------------------------
Net asset value per share                               $7.32            $6.39
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $236,959,776     $104,611,512
-------------------------------------------
Shares outstanding                                 32,427,597       16,372,865
-------------------------------------------
Net asset value per share                               $7.31            $6.39
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $48,329,892     $245,416,113
-------------------------------------------
Shares outstanding                                  6,608,100       38,377,793
-------------------------------------------
Net asset value per share                               $7.31            $6.39
-------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                     $7.76            $6.78
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $5,058,860      $13,008,606
-------------------------------------------
Shares outstanding                                    692,172        2,030,653
-------------------------------------------
Net asset value per share                               $7.31            $6.41
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $13,884,540      $40,788,690
-------------------------------------------
Shares outstanding                                  1,909,818        6,384,464
-------------------------------------------
Net asset value per share                               $7.27            $6.39
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                N/A       $2,142,509
-------------------------------------------
Shares outstanding                                        N/A          335,225
-------------------------------------------
Net asset value per share                                 N/A            $6.39
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
20

Statement of Operations

YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                                    LARGE
                                                   VALUE        COMPANY VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------
Dividends (net of foreign taxes
withheld of $1,009,513 and
$282,449, respectively)                          $ 57,289,901     $ 26,557,276
-------------------------------------------
Interest                                            1,378,960          857,484
-------------------------------------------
Securities lending                                    170,174               --
--------------------------------------------------------------------------------
                                                   58,839,035       27,414,760
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------
Management fees                                    26,177,471        7,913,649
-------------------------------------------
Distribution fees:
-------------------------------------------
  Advisor Class                                       563,617          147,084
-------------------------------------------
  B Class                                              28,036           70,529
-------------------------------------------
  C Class                                              68,200          158,880
-------------------------------------------
Service fees:
-------------------------------------------
  Advisor Class                                       563,617          147,084
-------------------------------------------
  B Class                                               9,345           23,510
-------------------------------------------
  C Class                                              22,733           52,960
-------------------------------------------
Service and distribution fees:
-------------------------------------------
  A Class                                              78,777          399,386
-------------------------------------------
  R Class                                                   -            6,916
-------------------------------------------
Directors' fees and expenses                           47,394           17,471
-------------------------------------------
Other expenses                                         23,931            4,981
--------------------------------------------------------------------------------
                                                   27,583,121        8,942,450
--------------------------------------------------------------------------------
Amount reimbursed                                        (237)          (1,728)
--------------------------------------------------------------------------------
                                                   27,582,884        8,940,722
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                              31,256,151       18,474,038
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------
Investment transactions                           292,338,341       16,666,492
-------------------------------------------
Foreign currency transactions                     (10,131,089)              --
--------------------------------------------------------------------------------
                                                  282,207,252       16,666,492
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-------------------------------------------
Investments                                       (54,534,070)      68,357,515
-------------------------------------------
Translation of assets and liabilities
in foreign currencies                               2,017,111               --
--------------------------------------------------------------------------------
                                                  (52,516,959)      68,357,515
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                  229,690,293       85,024,007
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $260,946,444     $103,498,045
================================================================================

See Notes to Financial Statements.

------
21

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
--------------------------------------------------------------------------------------------------
                                            VALUE                       LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS              2005             2004               2005            2004
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income          $   31,256,151   $   29,652,644     $   18,474,038   $  5,460,086
-----------------------------
Net realized gain                 282,207,252      317,262,251         16,666,492      1,035,451
-----------------------------
Change in net
unrealized appreciation           (52,516,959)     437,704,926         68,357,515     88,771,151
--------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         260,946,444      784,619,821        103,498,045     95,266,688
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (25,832,210)     (21,186,539)        (8,417,141)    (3,836,516)
-----------------------------
  Institutional Class              (3,092,567)      (2,637,672)        (6,012,315)      (958,366)
-----------------------------
  Advisor Class                    (1,784,966)      (2,721,990)        (1,000,392)       (71,321)
-----------------------------
  A Class                            (266,658)         (38,958)        (2,613,870)      (492,681)
-----------------------------
  B Class                             (10,572)          (1,219)           (75,779)       (13,635)
-----------------------------
  C Class                             (25,282)          (5,704)          (179,959)       (26,833)
-----------------------------
  R Class                                  --               --            (20,798)          (235)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                 (293,840,570)     (21,347,159)        (1,622,873)            --
-----------------------------
  Institutional Class             (26,249,192)      (2,057,045)        (1,122,315)            --
-----------------------------
  Advisor Class                   (29,182,366)      (3,792,591)          (244,061)            --
-----------------------------
  A Class                          (5,061,858)         (67,783)          (626,207)            --
-----------------------------
  B Class                            (546,505)         (19,684)           (35,557)            --
-----------------------------
  C Class                          (1,292,940)         (57,575)           (76,781)            --
-----------------------------
  R Class                                  --               --             (5,230)            --
--------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (387,185,686)     (53,933,919)       (22,053,278)    (5,399,587)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions   194,734,618       126,621,592        791,902,809   360,724,856
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         68,495,376       857,307,494        873,347,576   450,591,957

NET ASSETS
--------------------------------------------------------------------------------------------------
Beginning of period             2,803,056,395     1,945,748,901        630,415,156   179,823,199
--------------------------------------------------------------------------------------------------
End of period                  $2,871,551,771    $2,803,056,395     $1,503,762,732  $630,415,156
==================================================================================================

Accumulated undistributed
net investment income (loss)      $(6,494,475)       $7,050,237           $235,849       $82,065
==================================================================================================

See Notes to Financial Statements.

------
22

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and Large Company Value invests in companies with larger market capitalization. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS-- Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. Large Company Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The Investor Class is no longer available to new self-directed retail investors. Sale of Large Company Value's R Class commenced on August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

OPTIONS CONTRACTS -- The funds may purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into options contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
23

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
24

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Value is as follows:

---------------------------------------------------------------------
                            INVESTOR,
                            A, B & C      INSTITUTIONAL     ADVISOR
---------------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------------
First $2.5 billion            1.00%           0.80%          0.75%
---------------------------------------------------------------------
Next $2.5 billion             0.95%           0.75%          0.70%
---------------------------------------------------------------------
Next $5 billion               0.90%           0.70%          0.65%
---------------------------------------------------------------------
Over $10 billion              0.85%           0.65%          0.60%
---------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:

---------------------------------------------------------------------
                            INVESTOR,
                           A, B, C & R    INSTITUTIONAL     ADVISOR
---------------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------------
First $1 billion              0.90%           0.70%          0.65%
---------------------------------------------------------------------
Next $4 billion               0.80%           0.60%          0.55%
---------------------------------------------------------------------
Over $5 billion               0.70%           0.50%          0.45%
---------------------------------------------------------------------

For the year ended March 31, 2005, the effective annual management fee for each class of each fund was as follows:

--------------------------------------------------------------------------------
                            INVESTOR,
                            A, B & C      INSTITUTIONAL     ADVISOR       R
--------------------------------------------------------------------------------
Value                         0.99%           0.79%          0.74%       N/A
--------------------------------------------------------------------------------
Large Company Value           0.87%           0.67%          0.62%      0.87%
--------------------------------------------------------------------------------

(continued)

------
25

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                   ADVISOR           B & C
--------------------------------------------------------------------------------
Distribution Fee                                    0.25%            0.75%
--------------------------------------------------------------------------------
Service Fee                                         0.25%            0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B
Class, C Class and R Class shares.

During the year ended March 31, 2005, classes in each fund that received reimbursements of distribution and service fees were as follows:

--------------------------------------------------------------------------------
                                 ADVISOR         A          C           R
--------------------------------------------------------------------------------
Value                              $21         $163        $53         N/A
--------------------------------------------------------------------------------
Large
Company
Value                            $1,084         $61        --         $583
--------------------------------------------------------------------------------

The reimbursements for the Advisor Class, A Class and C Class had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets. Fees incurred under the plans during the year ended March
31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

During the year ended March 31, 2005, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment Management,
Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and Value has a securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                                                      LARGE
                                                    VALUE         COMPANY VALUE
--------------------------------------------------------------------------------
Purchases                                       $3,474,759,913    $921,223,004
--------------------------------------------------------------------------------
Proceeds from sales                             $3,707,404,420    $172,223,779
--------------------------------------------------------------------------------

(continued)

------
26

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------
                                        VALUE                     LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED            900,000,000                      225,000,000
===========================================================================================
Sold                          54,137,079    $ 413,341,905      57,321,994    $356,142,315
---------------------------
Issued in reinvestment
of distributions              43,471,448      311,757,276       1,161,249       7,305,324
---------------------------
Redeemed                     (59,706,385)    (458,369,768)    (14,773,794)    (90,395,543)
-------------------------------------------------------------------------------------------
Net increase                  37,902,142    $ 266,729,413      43,709,449    $273,052,096
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED            800,000,000                      100,000,000
===========================================================================================
Sold                          52,217,114    $ 367,918,467      33,961,150    $182,433,867
---------------------------
Issued in reinvestment
of distributions               5,639,922       40,227,665         497,529       2,754,427
---------------------------
Redeemed                     (55,965,210)    (383,934,039)    (10,590,421)    (56,725,426)
-------------------------------------------------------------------------------------------
Net increase                   1,891,826    $  24,212,093      23,868,258    $128,462,868
===========================================================================================

INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED            100,000,000                      150,000,000
===========================================================================================
Sold                          13,241,759     $ 99,555,877      50,249,305    $307,944,753
---------------------------
Issued in reinvestment
of distributions               4,026,704       28,975,346       1,080,815       6,811,517
---------------------------
Redeemed                     (11,760,861)     (91,132,852)     (8,425,071)    (52,473,492)
-------------------------------------------------------------------------------------------
Net increase                   5,507,602     $ 37,398,371      42,905,049    $262,282,778
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED            100,000,000                       50,000,000
===========================================================================================
Sold                           8,572,339     $ 60,347,588      24,963,161    $145,037,955
---------------------------
Issued in reinvestment
of distributions                 650,383        4,640,539         170,563         958,109
---------------------------
Redeemed                     (12,244,006)     (82,237,755)     (4,329,673)    (25,234,220)
-------------------------------------------------------------------------------------------
Net increase (decrease)       (3,021,284)    $(17,249,628)     20,804,051    $120,761,844
===========================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED            150,000,000                       50,000,000
===========================================================================================
Sold                          17,999,184    $ 138,240,317      14,856,722    $ 91,116,353
---------------------------
Issued in reinvestment
of distributions               4,252,150       30,453,455         152,991         968,407
---------------------------
Redeemed                     (42,086,922)    (324,135,711)     (1,905,518)    (11,849,450)
-------------------------------------------------------------------------------------------
Net increase (decrease)      (19,835,588)   $(155,441,939)     13,104,195    $ 80,235,310
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED            110,000,000                       12,500,000
===========================================================================================
Sold                          23,972,510     $165,968,462       3,170,282     $18,125,512
---------------------------
Issued in reinvestment
of distributions                 903,550        6,449,545           8,327          46,763
---------------------------
Redeemed                     (10,286,502)     (71,491,749)       (164,213)       (906,546)
-------------------------------------------------------------------------------------------
Net increase                  14,589,558     $100,926,258       3,014,396     $17,265,729
===========================================================================================

(continued)

------
27

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------
                                        VALUE                     LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------
A CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             50,000,000                      100,000,000
===========================================================================================
Sold                           4,931,624      $37,824,307      26,778,812    $164,683,249
---------------------------
Issued in reinvestment
of distributions                 721,822        5,166,206         500,422       3,159,614
---------------------------
Redeemed                        (991,741)      (7,378,593)     (4,528,289)    (28,040,263)
-------------------------------------------------------------------------------------------
Net increase                   4,661,705      $35,611,920      22,750,945    $139,802,600
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED             10,000,000                       20,000,000
===========================================================================================
Sold                           1,908,841      $13,773,320      15,569,657     $84,857,875
---------------------------
Issued in reinvestment
of distributions                  14,682          105,840          84,229         472,507
---------------------------
Redeemed                         (45,897)        (333,204)       (897,619)     (4,909,192)
-------------------------------------------------------------------------------------------
Net increase                   1,877,626      $13,545,956      14,756,267     $80,421,190
===========================================================================================

B CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             10,000,000                       10,000,000
===========================================================================================
Sold                             305,161       $2,320,112       1,158,139      $7,071,961
---------------------------
Issued in reinvestment
of distributions                  71,921          513,678          15,674          98,984
---------------------------
Redeemed                         (28,415)        (209,838)        (97,985)       (611,379)
-------------------------------------------------------------------------------------------
Net increase                     348,667       $2,623,952       1,075,828      $6,559,566
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED             10,000,000                       10,000,000
===========================================================================================
Sold                             325,475       $2,262,656         941,958      $5,004,654
---------------------------
Issued in reinvestment
of distributions                   2,870           20,369           2,194          12,206
---------------------------
Redeemed                          (1,037)          (6,826)         (9,734)        (55,649)
-------------------------------------------------------------------------------------------
Net increase                     327,308       $2,276,199         934,418      $4,961,211
===========================================================================================

C CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED             20,000,000                       15,000,000
===========================================================================================
Sold                           1,036,747      $ 7,771,690       4,899,475     $30,517,204
---------------------------
Issued in reinvestment
of distributions                 166,121        1,179,861          22,275         140,307
---------------------------
Redeemed                        (152,244)      (1,138,650)       (408,986)     (2,529,253)
-------------------------------------------------------------------------------------------
Net increase                   1,050,624      $ 7,812,901       4,512,764     $28,128,258
===========================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED             20,000,000                       10,000,000
===========================================================================================
Sold                             448,094       $3,133,894       1,684,759      $9,139,813
---------------------------
Issued in reinvestment
of distributions                   8,150           57,775           3,044          16,875
---------------------------
Redeemed                         (38,154)        (280,955)        (87,941)       (471,870)
-------------------------------------------------------------------------------------------
Net increase                     418,090       $2,910,714       1,599,862      $8,684,818
===========================================================================================

(continued)

------
28

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------
                                        VALUE                     LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------
R CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                N/A                           10,000,000
===========================================================================================
Sold                                                              323,617      $1,949,168
---------------------------
Issued in reinvestment
of distributions                                                    4,149          26,028
---------------------------
Redeemed                                                          (21,103)       (132,995)
-------------------------------------------------------------------------------------------
Net increase                                                      306,663      $1,842,201
===========================================================================================
PERIOD ENDED MARCH 31, 2004(1)
SHARES AUTHORIZED                N/A                           10,000,000
===========================================================================================
Sold                                                               28,522        $166,961
---------------------------
Issued in reinvestment
of distributions                                                       40             235
-------------------------------------------------------------------------------------------
Net increase                                                       28,562        $167,196
===========================================================================================

(1) August 29, 2003 (commencement of sale) through March 31, 2004 for Large
    Company Value.

5. SECURITIES LENDING

As of March 31, 2005, securities in Value valued at $265,165,373 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$268,407,000. Value's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Value may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2005.

(continued)

------
29

Notes to Financial Statements

MARCH 31, 2005

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

-------------------------------------------------------------------------------------
                                       VALUE                  LARGE COMPANY VALUE
-------------------------------------------------------------------------------------
                                 2005           2004           2005         2004
-------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
-------------------------------------------------------------------------------------
Ordinary income              $210,162,524   $26,592,109    $19,004,026   $5,399,587
-------------------------------------------------------------------------------------
Long-term capital gains      $177,023,162   $27,341,810     $3,049,252       --
-------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                                    LARGE
                                                  VALUE         COMPANY VALUE
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments               $2,975,297,765    $1,379,927,942
================================================================================
Gross tax appreciation of investments           $262,325,019      $152,341,598
-------------------------------------------
Gross tax depreciation of investments            (81,541,169)      (15,634,115)
--------------------------------------------------------------------------------
Net tax appreciation of investments             $180,783,850      $136,707,483
================================================================================
Net tax depreciation on derivatives and
translation of assets and liabilities
in foreign currencies                           $       (438)               --
--------------------------------------------------------------------------------
Net tax appreciation                            $180,783,412      $136,707,483
================================================================================
Undistributed ordinary income                    $64,799,210        $4,781,853
-------------------------------------------
Accumulated long-term gains                      $32,447,130        $7,821,809
-------------------------------------------
Currency loss deferral                           $(6,495,058)               --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The currency loss deferrals represent net foreign currency losses incurred in the five-month period ended March 31, 2005. Value has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

(continued)

------
30

Notes to Financial Statements

MARCH 31, 2005

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain dividends for the fiscal year ended
March 31, 2005, as follows:

--------------------------------------------------------------------------------
                 VALUE                            LARGE COMPANY VALUE
--------------------------------------------------------------------------------
             $177,023,162                             $3,049,252
--------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended March 31, 2005, qualify for the corporate dividends received deduction:

--------------------------------------------------------------------------------
                 VALUE                            LARGE COMPANY VALUE
--------------------------------------------------------------------------------
              $68,649,061                             $19,004,026
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
March 31, 2005, as follows:

--------------------------------------------------------------------------------
                 VALUE                           LARGE COMPANY VALUE
--------------------------------------------------------------------------------
              $75,427,300                            $19,004,026
--------------------------------------------------------------------------------

------
31

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                INVESTOR CLASS
----------------------------------------------------------------------------------------
                             2005         2004        2003         2002         2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72        $5.61       $7.19        $6.27         $5.35
----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(1)                  0.09         0.09        0.07         0.08          0.10
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.64         2.18       (1.48)        1.03          0.92
----------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 0.73         2.27       (1.41)        1.11          1.02
----------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income         (0.09)       (0.08)      (0.07)       (0.08)        (0.10)
----------------------
  From Net
  Realized Gains            (1.05)       (0.08)      (0.10)       (0.11)           --
----------------------------------------------------------------------------------------
  Total Distributions       (1.14)       (0.16)      (0.17)       (0.19)        (0.10)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.31        $7.72       $5.61        $7.19         $6.27
========================================================================================
  TOTAL RETURN(2)            9.95%       40.66%     (19.85)%      17.96%        19.20%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.99%        1.00%        1.00%       1.00%         1.00%
----------------------
Ratio of Net
Investment Income
to Average Net Assets        1.16%        1.26%        1.19%       1.11%         1.71%
----------------------
Portfolio
Turnover Rate                 130%         122%         102%        151%          150%
----------------------
Net Assets,
End of Period
(in thousands)          $2,315,507   $2,152,265   $1,552,632   $2,068,901   $1,532,113
----------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
32

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
                             2005        2004        2003          2002         2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72        $5.61       $7.20         $6.27        $5.36
----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(1)                  0.10         0.10        0.09          0.09         0.11
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.65         2.18       (1.50)         1.04         0.91
----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.75         2.28       (1.41)         1.13         1.02
----------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income         (0.10)       (0.09)      (0.08)        (0.09)       (0.11)
----------------------
  From Net
  Realized Gains            (1.05)       (0.08)      (0.10)        (0.11)          --
----------------------------------------------------------------------------------------
  Total Distributions       (1.15)       (0.17)      (0.18)        (0.20)       (0.11)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.32        $7.72       $5.61         $7.20        $6.27
========================================================================================
  TOTAL RETURN(2)           10.30%       40.93%     (19.70)%       18.19%       19.24%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.79%        0.80%        0.80%        0.80%        0.80%
----------------------
Ratio of Net
Investment Income
to Average Net Assets        1.36%        1.46%        1.38%        1.31%        1.91%
----------------------
Portfolio
Turnover Rate                 130%         122%         102%         151%         150%
----------------------
Net Assets,
End of Period
(in thousands)            $251,812     $223,282     $179,196     $226,681     $186,987
----------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
33

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------
                                               ADVISOR CLASS
----------------------------------------------------------------------------------------
                             2005        2004       2003          2002          2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.72       $5.60       $7.19          $6.27        $5.36
----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(1)                  0.07        0.07        0.06           0.06         0.08
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.64        2.19       (1.49)          1.03         0.92
----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.71        2.26       (1.43)          1.09         1.00
----------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income         (0.07)      (0.06)      (0.06)         (0.06)       (0.09)
----------------------
  From Net
  Realized Gains            (1.05)      (0.08)      (0.10)         (0.11)         --
----------------------------------------------------------------------------------------
  Total Distributions       (1.12)      (0.14)      (0.16)         (0.17)       (0.09)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.31       $7.72       $5.60          $7.19        $6.27
========================================================================================
  TOTAL RETURN(2)            9.67%      40.56%     (20.07)%        17.51%       18.72%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           1.24%       1.25%        1.25%         1.25%        1.25%
----------------------
Ratio of Net
Investment Income
to Average Net Assets        0.91%       1.01%        0.94%         0.86%        1.46%
----------------------
Portfolio
Turnover Rate                 130%        122%         102%          151%         150%
----------------------
Net Assets,
End of Period
(in thousands)            $236,960     $403,212     $210,984     $208,311     $102,357
----------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
34

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           A CLASS
--------------------------------------------------------------------------------
                                                  2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $7.72      $5.60      $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income(2)                        0.07       0.07       0.01
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.64       2.19      (0.16)
--------------------------------------------------------------------------------
  Total From Investment Operations                0.71       2.26      (0.15)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                     (0.07)     (0.06)     (0.02)
----------------------------------------------
  From Net Realized Gains                        (1.05)     (0.08)       --
--------------------------------------------------------------------------------
  Total Distributions                            (1.12)     (0.14)     (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $7.31      $7.72      $5.60
================================================================================
  TOTAL RETURN(3)                                 9.67%     40.55%     (2.67)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.24%      1.25%    1.25%(4)
----------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             0.91%      1.01%    0.62%(4)
----------------------------------------------
Portfolio Turnover Rate                            130%       122%     102%(5)
----------------------------------------------
Net Assets, End of Period (in thousands)        $48,330    $15,029     $385
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
35

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        B CLASS
--------------------------------------------------------------------------------
                                                2005      2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $7.73     $5.61      $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Income(2)                       0.01      0.01       --(3)
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.65      2.20      (0.15)
--------------------------------------------------------------------------------
  Total From Investment Operations               0.66      2.21      (0.15)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------
  From Net Investment Income                    (0.03)    (0.01)     (0.01)
----------------------------------------------
  From Net Realized Gains                       (1.05)    (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions                           (1.08)    (0.09)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.31     $7.73      $5.61
================================================================================
  TOTAL RETURN(4)                                8.93%    39.51%     (2.59)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.99%    2.00%     1.98%(5)(6)
----------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            0.16%    0.26%   (0.17)%(5)(6)
----------------------------------------------
Portfolio Turnover Rate                           130%     122%      102%(7)
----------------------------------------------
Net Assets, End of Period (in thousands)        $5,059   $2,656          $91
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 2.00% and (0.19)%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
36

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                       2005       2004       2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $7.70      $5.58      $7.18       $6.90
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)      0.01       0.02       0.01        --(3)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.64       2.19      (1.50)       0.42
--------------------------------------------------------------------------------
  Total From Investment Operations     0.65       2.21      (1.49)       0.42
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.03)     (0.01)     (0.01)      (0.03)
-----------------------------------
  From Net Realized Gains             (1.05)     (0.08)     (0.10)      (0.11)
--------------------------------------------------------------------------------
  Total Distributions                 (1.08)     (0.09)     (0.11)      (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $7.27      $7.70      $5.58       $7.18
================================================================================
  TOTAL RETURN(4)                      8.84%     39.73%    (20.90)%      6.33%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.99%      2.00%      2.00%     2.00%(5)
-----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                  0.16%      0.26%      0.19%   (0.06)%(5)
-----------------------------------
Portfolio Turnover Rate                 130%       122%       102%      151%(6)
-----------------------------------
Net Assets, End of Period
(in thousands)                       $13,885     $6,613     $2,461       $1,866
--------------------------------------------------------------------------------

(1) June 4, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
37

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
----------------------------------------------------------------------------------------
                             2005         2004      2003           2002         2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $5.89        $4.29      $5.53          $5.08        $4.59
----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(1)                  0.12         0.09       0.08           0.07         0.08
----------------------
  Net Realized and
  Unrealized
  Gain (Loss)                0.51         1.59      (1.25)          0.45         0.48
----------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 0.63         1.68      (1.17)          0.52         0.56
----------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income         (0.11)       (0.08)     (0.07)         (0.07)       (0.07)
----------------------
  From Net
  Realized Gains            (0.02)          --         --             --           --
----------------------------------------------------------------------------------------
  Total Distributions       (0.13)       (0.08)     (0.07)         (0.07)       (0.07)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $6.39        $5.89      $4.29          $5.53        $5.08
========================================================================================
  TOTAL RETURN(2)           10.73%       39.34%    (21.19)%        10.20%       12.38%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.87%        0.90%       0.90%         0.90%        0.90%
----------------------
Ratio of Net
Investment Income
to Average Net Assets        1.90%        1.58%       1.75%         1.34%        1.62%
----------------------
Portfolio
Turnover Rate                  18%          14%         30%           34%          55%
----------------------
Net Assets,
End of Period
(in thousands)            $659,277     $350,516     $152,641      $69,961      $19,348
----------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
38

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                    2005        2004       2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.89       $4.29      $5.53        $5.44
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)          0.13        0.10       0.09         0.06
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.51        1.59      (1.25)        0.08
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.64        1.69      (1.16)        0.14
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income       (0.12)      (0.09)     (0.08)       (0.05)
-------------------------------
  From Net Realized Gains          (0.02)         --         --           --
--------------------------------------------------------------------------------
  Total Distributions              (0.14)      (0.09)     (0.08)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $6.39       $5.89      $4.29        $5.53
================================================================================
  TOTAL RETURN(3)                  10.94%      39.61%    (21.03)%       2.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.67%       0.70%       0.70%    0.70%(4)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets               2.10%       1.78%       1.95%    1.74%(4)
-------------------------------
Portfolio Turnover Rate               18%         14%         30%      34%(5)
-------------------------------
Net Assets, End of Period
(in thousands)                   $438,518    $151,622     $21,110      $2,632
--------------------------------------------------------------------------------

(1) August 10, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31,2002.

See Notes to Financial Statements.

------
39

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                  ADVISOR CLASS
----------------------------------------------------------------------------------------
                             2005         2004       2003          2002        2001(1)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $5.89        $4.29       $5.53         $5.08       $4.69
----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(2)                  0.10         0.07        0.07          0.06        0.03
----------------------
  Net Realized and
  Unrealized
  Gain (Loss)                0.51         1.60       (1.25)         0.44        0.39
----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.61         1.67       (1.18)         0.50        0.42
----------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income         (0.09)       (0.07)      (0.06)        (0.05)      (0.03)
----------------------
  From Net
  Realized Gains            (0.02)          --          --            --          --
----------------------------------------------------------------------------------------
  Total Distributions       (0.11)       (0.07)      (0.06)        (0.05)      (0.03)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $6.39        $5.89       $4.29         $5.53       $5.08
========================================================================================
  TOTAL RETURN(3)           10.45%       38.99%     (21.38)%        9.93%       8.94%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   1.12%        1.15%        1.15%        1.15%     1.15%(4)
----------------------
Ratio of Net
Investment Income
to Average Net Assets        1.65%        1.33%        1.50%        1.09%     1.53%(4)
----------------------
Portfolio
Turnover Rate                  18%          14%          30%          34%       55%(5)
----------------------
Net Assets,
End of Period
(in thousands)            $104,612      $19,265       $1,090           $6         $121
----------------------------------------------------------------------------------------

(1) October 26, 2000 (commencement of sale) through March 31, 2001.

(2) Computed using the average shares throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2001.

See Notes to Financial Statements.

------
40

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           A CLASS
--------------------------------------------------------------------------------
                                                 2005        2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $5.90       $4.29      $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(2)                       0.10        0.07       0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.50        1.61      (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations               0.60        1.68      (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.09)      (0.07)     (0.01)
-----------------------------------------
  From Net Realized Gains                       (0.02)         --         --
--------------------------------------------------------------------------------
  Total Distributions                           (0.11)      (0.07)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.39       $5.90      $4.29
================================================================================
  TOTAL RETURN(3)                               10.25%      39.22%     (3.49)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.12%       1.15%    1.15%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            1.65%       1.33%    1.79%(4)
-----------------------------------------
Portfolio Turnover Rate                            18%         14%      30%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)      $245,416     $92,171      $3,733
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         B CLASS
--------------------------------------------------------------------------------
                                               2005        2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.91       $4.29       $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(2)                     0.05        0.03       0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.52        1.62      (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.57        1.65      (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.05)      (0.03)     (0.01)
-----------------------------------------
  From Net Realized Gains                     (0.02)         --         --
--------------------------------------------------------------------------------
  Total Distributions                         (0.07)      (0.03)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.41       $5.91       $4.29
================================================================================
  TOTAL RETURN(3)                              9.59%      38.41%     (3.58)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.87%       1.90%    1.88%(4)(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          0.90%       0.58%    0.74%(4)(5)
-----------------------------------------
Portfolio Turnover Rate                          18%         14%         30%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)     $13,009      $5,642         $88
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.90% and 0.72%, respectively.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    C CLASS
--------------------------------------------------------------------------------
                                    2005        2004      2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.89       $4.28      $5.53        $5.14
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)          0.05        0.03       0.03         0.01
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.52        1.61      (1.25)        0.39
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.57        1.64      (1.22)        0.40
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income       (0.05)      (0.03)     (0.03)       (0.01)
-------------------------------
  From Net Realized Gains          (0.02)         --         --           --
--------------------------------------------------------------------------------
  Total Distributions              (0.07)      (0.03)     (0.03)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $6.39       $5.89      $4.28        $5.53
================================================================================
  TOTAL RETURN(3)                   9.62%      38.27%    (22.13)%       7.78%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.87%       1.90%       1.90%      1.90%(4)
-------------------------------
Ratio of Net
Investment Income
to Average Net Assets               0.90%       0.58%       0.75%      0.33%(4)
-------------------------------
Portfolio Turnover Rate               18%         14%         30%        34%(5)
-------------------------------
Net Assets,
End of Period
(in thousands)                    $40,789     $11,030      $1,163        $257
--------------------------------------------------------------------------------

(1) November 7, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
43

Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2005       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $5.89        $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                                  0.09         0.03
------------------------------------------------------
  Net Realized and Unrealized Gain                          0.51         0.72
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.60         0.75
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                               (0.08)       (0.04)
------------------------------------------------------
  From Net Realized Gains                                  (0.02)          --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.10)       (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.39         $5.89
================================================================================
  TOTAL RETURN(3)                                          10.17%       14.63%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.33%(4)    1.40%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.44%(4)    0.77%(5)
------------------------------------------------------
Portfolio Turnover Rate                                       18%       14%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $2,143         $168
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through March 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37%
    and 1.40%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
44

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Capital Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Value Fund and Large Company Value Fund,
(collectively, the "Funds"), two of the funds comprising American Century
Capital Portfolios, Inc., as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Value
Fund and Large Company Value Fund as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2005

------
45

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
46

Management

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc., a technology products and service provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 10

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President-Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 46

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director, and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 14

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present), Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
47

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC, Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998  to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
48

Share Class Information

Six classes of shares are authorized for sale by Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class and C Class. Seven classes of shares are authorized for sale by Large Company Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The expense ratios of Advisor, A, B, C and R Class shares are higher that that of Investor Class shares. ON JANUARY 30, 2003, INVESTOR CLASS
SHARES BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
49

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
50

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
51

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
52

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0505
SH-ANN-43386S

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2005

Equity Index Fund

{american century investments logo and text logo]

Our Message to You                                                          1

EQUITY INDEX

Performance                                                                 2
Portfolio Commentary                                                        3
   Top Ten Holdings                                                         3
   Top Five Industries                                                      4
   Types of Investments in Portfolio                                        4
Shareholder Fee Example                                                     5
Schedule of Investments                                                     7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities                                        15
Statement of Operations                                                    16
Statement of Changes in Net Assets                                         17
Notes to Financial Statements                                              18
Financial Highlights                                                       22
Report of Independent Registered Public Accounting Firm                    24

OTHER INFORMATION
Management                                                                 25
Share Class Information                                                    28
Additional Information                                                     29
Index Definition                                                           30

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Equity Index fund for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Equity Index - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                       ----------------------
                                       AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------
                                                      SINCE      INCEPTION
                          1 YEAR       5 YEARS      INCEPTION       DATE
----------------------------------------------------------------------------
INVESTOR CLASS             6.04%       -3.64%         0.21%        2/26/99
----------------------------------------------------------------------------
S&P 500 INDEX(1)           6.69%       -3.16%         0.72%(2)       --
----------------------------------------------------------------------------
Institutional Class        6.47%       -3.40%         0.44%        2/26/99
----------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

   The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
   Although carefully verified, data on compilations is not guaranteed by Lipper
   Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/28/99, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31, 2005
--------------------------------------------------------------------------------
                   1999*    2000      2001     2002      2003     2004    2005
--------------------------------------------------------------------------------
Investor Class     4.00%   17.17%   -22.04%   -0.16%   -25.02%   34.27%   6.04%
--------------------------------------------------------------------------------
S&P 500 Index      4.00%   17.94%   -21.68%    0.24%   -24.76%   35.12%   6.69%
--------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Index data from 2/28/99, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Equity Index - Portfolio Commentary

BARCLAYS GLOBAL FUND ADVISORS: THE SUBADVISOR FOR THE EQUITY INDEX FUND.

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, Equity Index returned 6.04%,* compared with the 6.69% return of the benchmark it tracks, the S&P 500 Index. The portfolio's results reflect expenses that reduce returns, whereas the index return does not.

STOCK MARKET REVIEW

After a sluggish start, U.S. stocks gained ground during the fiscal year. The market was choppy during the first half of the period, edging slightly lower.
Despite evidence of healthy corporate profit growth, investors fretted about the potential negative impact of soaring oil prices and higher interest rates on the economy.

However, stocks rebounded sharply in the last three months of 2004 as oil prices fell from record high levels and the presidential election ended decisively.
Most of the major stock indexes posted double-digit gains in the fourth quarter of 2004. The market grew choppy again in the first three months of 2005, and stocks gave up some of their gains, but they remained in positive territory for the full year.

For the fiscal year, the broad S&P 500 Index returned 6.69%. The positive performance extended across all market capitalizations. Value stocks continued
to perform well, generally outpacing growth-oriented issues by a wide margin during the fiscal year--the S&P 500/BARRA Value Index returned 9.24%, while the
S&P 500/BARRA Growth Index returned 4.13%.

ECONOMICALLY SENSITIVE SECTORS LED THE ADVANCE

Nearly all of the major sectors in the portfolio posted positive results during the fiscal year. The top performers were the most cyclical sectors of the market--including energy, industrials, and utilities--that tend to benefit most from a healthy economy. Energy stocks, which returned 47% as a group, were far and away the best performers as oil prices surged by nearly 55% over the one-year period. Three of the top six contributors to portfolio performance were energy companies--Exxon Mobil, ChevronTexaco, and ConocoPhillips.

The portfolio's industrial stocks were led by conglomerate General Electric, the portfolio's second-best performance contributor, which benefited from strong growth in nearly all of its businesses. Aerospace and defense stocks also performed well; the top contributor in this industry was aircraft manufacturer

TOP TEN HOLDINGS
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
General Electric Co.                      3.5%                  3.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.5%                  3.0%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.2%                  2.8%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.1%                  2.2%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.8%                  1.6%
--------------------------------------------------------------------------------
Pfizer, Inc.                              1.8%                  2.2%
--------------------------------------------------------------------------------
Bank of America Corp.                     1.6%                  1.7%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     1.5%                  2.1%
--------------------------------------------------------------------------------
International Business
Machines Corp.                            1.4%                  1.4%
--------------------------------------------------------------------------------
Intel Corp.                               1.3%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
(continued)

------
3

Equity Index - Portfolio Commentary

Boeing, which boosted 2004 earnings projections thanks in part to strength in its defense and commercial airplane units.

In the utilities sector, the best performer was Texas-based electric utility
TXU, which returned 185% during the one-year period. TXU boosted shareholder value by selling some of its unprofitable businesses, reducing debt, and increasing its dividend.

MATERIALS, CONSUMER DISCRETIONARY STOCKS RALLY

Other economically sensitive sectors that performed well during the one-year period were materials and consumer discretionary. Chemical companies posted the best results in the materials sector, led by Dow Chemical, DuPont, and Monsanto.
Among consumer discretionary stocks, retailers contributed the most to the sector's positive performance. Coffee chain Starbucks, hotel operator Marriott
International, and discount retailer Target were among the best contributors.
Selected media companies also performed well, including cable operator Comcast and entertainment conglomerate Walt Disney.

TECHNOLOGY AND FINANCIALS SLID

Financials and information technology, the two largest sectors in the portfolio, were also the only two sectors to post negative returns during the fiscal year.
Five of the ten biggest detractors from performance came from these two sectors.
In the financial sector, the most significant detractor was American
International Group, which fell in the wake of an investigation into several improper insurance transactions and the departures of the company's CEO and CFO.
Other decliners included diversified financial services provider Citigroup and government-sponsored mortgage lender Fannie Mae.

The decline in technology stocks was led by semiconductor and communications equipment stocks, both of which declined by more than 15% as a group. The two biggest detractors were chipmaker Intel and network equipment manufacturer Cisco
Systems.

PORTFOLIO STRATEGY

Going forward, the fund will continue to focus on matching, as closely as possible, the performance of the S&P 500.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Oil & Gas                                 7.5%                  6.4%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.9%                  7.3%
--------------------------------------------------------------------------------
Commerical Banks                          5.7%                  6.0%
--------------------------------------------------------------------------------
Industrial Conglomerates                  4.8%                  4.7%
--------------------------------------------------------------------------------
Insurance                                 4.1%                  4.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Common Stocks
& Futures                                99.9%                 99.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.1%                  0.2%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                                                       EXPENSES PAID
                                       BEGINNING         ENDING        DURING PERIOD*   ANNUALIZED
                                      ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 -        EXPENSE
                                         10/1/04         3/31/05         3/31/05          RATIO*
---------------------------------------------------------------------------------------------------
EQUITY INDEX SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------------
Investor Class                            $1,000        $1,066.10          $2.52          0.49%
---------------------------------------------------------------------------------------------------
Institutional Class                       $1,000        $1,067.00          $1.49          0.29%
---------------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------------
Investor Class                            $1,000        $1,022.49          $2.47          0.49%
---------------------------------------------------------------------------------------------------
Institutional Class                       $1,000        $1,023.49          $1.46          0.29%
---------------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 2.1%
--------------------------------------------------------------------------------
            79,988  Boeing Co.                                    $    4,676,098
--------------------------------------------------------------------------------
            19,223  General Dynamics Corp.                             2,057,822
--------------------------------------------------------------------------------
            11,502  Goodrich Corporation                                 440,412
--------------------------------------------------------------------------------
            81,635  Honeywell International Inc.                       3,037,638
--------------------------------------------------------------------------------
            11,009  L-3 Communications
                    Holdings, Inc.                                       781,859
--------------------------------------------------------------------------------
            38,761  Lockheed Martin Corp.                              2,366,747
--------------------------------------------------------------------------------
            34,820  Northrop Grumman Corp.                             1,879,584
--------------------------------------------------------------------------------
            43,513  Raytheon Company                                   1,683,953
--------------------------------------------------------------------------------
            17,115  Rockwell Collins                                     814,503
--------------------------------------------------------------------------------
            49,217  United Technologies Corp.                          5,003,400
--------------------------------------------------------------------------------
                                                                      22,742,016
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
            28,947  FedEx Corporation                                  2,719,571
--------------------------------------------------------------------------------
             6,032  Ryder System, Inc.                                   251,534
--------------------------------------------------------------------------------
           107,562  United Parcel Service, Inc. Cl B                   7,824,060
--------------------------------------------------------------------------------
                                                                      10,795,165
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
            12,455  Delta Air Lines Inc.(1)                               50,443
--------------------------------------------------------------------------------
            71,546  Southwest Airlines Co.                             1,018,815
--------------------------------------------------------------------------------
                                                                       1,069,258
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
             7,014  Cooper Tire & Rubber                                 128,777
--------------------------------------------------------------------------------
            14,324  Dana Corp.                                           183,204
--------------------------------------------------------------------------------
            53,018  Delphi Corp.                                         237,521
--------------------------------------------------------------------------------
            16,559  Goodyear Tire & Rubber
                    Co. (The)(1)                                         221,063
--------------------------------------------------------------------------------
            18,349  Johnson Controls, Inc.                             1,023,140
--------------------------------------------------------------------------------
            12,019  Visteon Corp.                                         68,628
--------------------------------------------------------------------------------
                                                                       1,862,333
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.5%
--------------------------------------------------------------------------------
           175,859  Ford Motor Company                                 1,992,483
--------------------------------------------------------------------------------
            54,242  General Motors Corp.                               1,594,172
--------------------------------------------------------------------------------
            27,971  Harley-Davidson, Inc.                              1,615,605
--------------------------------------------------------------------------------
                                                                       5,202,260
--------------------------------------------------------------------------------
BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
            74,772  Anheuser-Busch Companies, Inc.                     3,543,445
--------------------------------------------------------------------------------
             8,858  Brown-Forman Corp.                                   484,976
--------------------------------------------------------------------------------
           218,013  Coca-Cola Company (The)                            9,084,602
--------------------------------------------------------------------------------
            34,401  Coca-Cola Enterprises                                705,909
--------------------------------------------------------------------------------
             7,707  Molson Coors Brewing Co.                             594,749
--------------------------------------------------------------------------------
            19,379  Pepsi Bottling Group Inc.                            539,705
--------------------------------------------------------------------------------
           161,281  PepsiCo, Inc.                                      8,552,731
--------------------------------------------------------------------------------
                                                                      23,506,117
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.2%
--------------------------------------------------------------------------------
           120,309  Amgen Inc.(1)                                 $    7,003,187
--------------------------------------------------------------------------------
            18,595  Applera Corporation-Applied
                    Biosystems Group                                     367,065
--------------------------------------------------------------------------------
            32,022  Biogen Idec Inc.(1)                                1,105,079
--------------------------------------------------------------------------------
            14,478  Chiron Corp.(1)                                      507,599
--------------------------------------------------------------------------------
            23,799  Genzyme Corp.(1)                                   1,362,255
--------------------------------------------------------------------------------
            41,570  Gilead Sciences, Inc.(1)                           1,488,206
--------------------------------------------------------------------------------
            23,845  MedImmune, Inc.(1)                                   567,749
--------------------------------------------------------------------------------
                                                                      12,401,140
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            17,539  American Standard Companies Inc.                     815,213
--------------------------------------------------------------------------------
            43,018  Masco Corp.                                        1,491,434
--------------------------------------------------------------------------------
                                                                       2,306,647
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.8%
--------------------------------------------------------------------------------
            74,774  Bank of New York Co., Inc. (The)                   2,172,185
--------------------------------------------------------------------------------
            10,875  Bear Stearns Companies Inc. (The)                  1,086,413
--------------------------------------------------------------------------------
            35,427  E*TRADE Group Inc.(1)                                425,124
--------------------------------------------------------------------------------
             9,503  Federated Investors Inc.                             269,030
--------------------------------------------------------------------------------
            19,158  Franklin Resources, Inc.                           1,315,197
--------------------------------------------------------------------------------
            43,135  Goldman Sachs Group, Inc. (The)                    4,744,419
--------------------------------------------------------------------------------
            22,435  Janus Capital Group Inc.                             312,968
--------------------------------------------------------------------------------
            26,517  Lehman Brothers Holdings Inc.                      2,496,841
--------------------------------------------------------------------------------
            40,511  Mellon Financial Corp.                             1,156,184
--------------------------------------------------------------------------------
            89,447  Merrill Lynch & Co., Inc.                          5,062,699
--------------------------------------------------------------------------------
           106,932  Morgan Stanley                                     6,121,856
--------------------------------------------------------------------------------
            19,794  Northern Trust Corp.                                 859,851
--------------------------------------------------------------------------------
           111,351  Schwab (Charles) Corp.                             1,170,299
--------------------------------------------------------------------------------
            32,026  State Street Corp.                                 1,400,177
--------------------------------------------------------------------------------
            11,931  T. Rowe Price Group Inc.                             708,463
--------------------------------------------------------------------------------
                                                                      29,301,706
--------------------------------------------------------------------------------
CHEMICALS -- 1.8%
--------------------------------------------------------------------------------
            21,854  Air Products & Chemicals, Inc.                     1,383,140
--------------------------------------------------------------------------------
            91,630  Dow Chemical Co.                                   4,567,756
--------------------------------------------------------------------------------
            95,805  du Pont (E.I.) de Nemours & Co.                    4,909,047
--------------------------------------------------------------------------------
             7,392  Eastman Chemical Company                             436,128
--------------------------------------------------------------------------------
            21,546  Ecolab Inc.                                          712,095
--------------------------------------------------------------------------------
            11,701  Engelhard Corporation                                351,381
--------------------------------------------------------------------------------
             4,817  Great Lakes Chemical Corp.                           154,722
--------------------------------------------------------------------------------
            10,655  Hercules Inc.(1)                                     154,284
--------------------------------------------------------------------------------
             8,753  International Flavors
                    & Fragrances Inc.                                    345,744
--------------------------------------------------------------------------------
            25,570  Monsanto Co.                                       1,649,265
--------------------------------------------------------------------------------
            16,628  PPG Industries, Inc.                               1,189,235
--------------------------------------------------------------------------------
            30,919  Praxair, Inc.                                      1,479,783
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
            18,904  Rohm and Haas Co.                             $      907,392
--------------------------------------------------------------------------------
             6,547  Sigma-Aldrich Corp.                                  401,004
--------------------------------------------------------------------------------
                                                                      18,640,976
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.7%
--------------------------------------------------------------------------------
            33,944  AmSouth Bancorporation                               880,847
--------------------------------------------------------------------------------
           389,611  Bank of America Corp.                             17,181,845
--------------------------------------------------------------------------------
            52,558  BB&T Corporation                                   2,053,967
--------------------------------------------------------------------------------
            16,278  Comerica Inc.                                        896,592
--------------------------------------------------------------------------------
            11,779  Compass Bancshares Inc.                              534,767
--------------------------------------------------------------------------------
            50,236  Fifth Third Bancorp                                2,159,143
--------------------------------------------------------------------------------
            11,799  First Horizon National Corp.                         481,281
--------------------------------------------------------------------------------
            22,221  Huntington Bancshares Inc.                           531,082
--------------------------------------------------------------------------------
            38,859  KeyCorp                                            1,260,975
--------------------------------------------------------------------------------
             9,557  M&T Bank Corp.                                       975,387
--------------------------------------------------------------------------------
            20,225  Marshall & Ilsley Corp.                              844,394
--------------------------------------------------------------------------------
            57,427  National City Corp.                                1,923,805
--------------------------------------------------------------------------------
            45,187  North Fork Bancorporation, Inc.                    1,253,487
--------------------------------------------------------------------------------
            27,139  PNC Financial Services Group                       1,397,116
--------------------------------------------------------------------------------
            44,612  Regions Financial Corp.                            1,445,429
--------------------------------------------------------------------------------
            32,747  SunTrust Banks, Inc.                               2,360,076
--------------------------------------------------------------------------------
            29,825  Synovus Financial Corp.                              830,925
--------------------------------------------------------------------------------
           178,098  U.S. Bancorp                                       5,132,784
--------------------------------------------------------------------------------
           152,373  Wachovia Corp.                                     7,757,309
--------------------------------------------------------------------------------
           162,975  Wells Fargo & Co.                                  9,745,905
--------------------------------------------------------------------------------
             8,615  Zions Bancorporation                                 594,607
--------------------------------------------------------------------------------
                                                                      60,241,723
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
            27,362  Allied Waste Industries Inc.(1)                      200,016
--------------------------------------------------------------------------------
            16,067  Apollo Group Inc. Cl A(1)                          1,189,922
--------------------------------------------------------------------------------
             9,936  Avery Dennison Corp.                                 615,336
--------------------------------------------------------------------------------
            15,782  Block (H & R), Inc.                                  798,254
--------------------------------------------------------------------------------
           101,353  Cendant Corporation                                2,081,790
--------------------------------------------------------------------------------
            14,611  Cintas Corp.                                         603,580
--------------------------------------------------------------------------------
            12,936  Equifax Inc.                                         397,006
--------------------------------------------------------------------------------
            11,440  Monster Worldwide Inc.(1)                            320,892
--------------------------------------------------------------------------------
            22,155  Pitney Bowes, Inc.                                   999,634
--------------------------------------------------------------------------------
            20,536  R.R. Donnelley & Sons Company                        649,348
--------------------------------------------------------------------------------
            15,783  Robert Half International Inc.                       425,510
--------------------------------------------------------------------------------
            54,463  Waste Management, Inc.                             1,571,258
--------------------------------------------------------------------------------
                                                                       9,852,546
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
            76,042  ADC Telecommunications Inc.(1)                       151,324
--------------------------------------------------------------------------------
            15,049  Andrew Corporation(1)                                176,224
--------------------------------------------------------------------------------
            46,013  Avaya Inc.(1)                                        537,432
--------------------------------------------------------------------------------
            53,243  CIENA Corporation(1)                                  91,578
--------------------------------------------------------------------------------
           621,906  Cisco Systems Inc.(1)                             11,125,897
--------------------------------------------------------------------------------
            18,861  Comverse Technology, Inc.(1)                         475,674
--------------------------------------------------------------------------------
           135,367  Corning Inc.(1)                                    1,506,635
--------------------------------------------------------------------------------
           136,291  JDS Uniphase Corp.(1)                                227,606
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
           425,376  Lucent Technologies Inc.                      $    1,169,784
--------------------------------------------------------------------------------
           235,572  Motorola, Inc.                                     3,526,513
--------------------------------------------------------------------------------
           158,155  QUALCOMM Inc.                                      5,796,381
--------------------------------------------------------------------------------
            14,421  Scientific-Atlanta, Inc.                             406,961
--------------------------------------------------------------------------------
            43,749  Tellabs, Inc.(1)                                     319,368
--------------------------------------------------------------------------------
                                                                      25,511,377
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.8%
--------------------------------------------------------------------------------
            78,514  Apple Computer, Inc.(1)                            3,271,678
--------------------------------------------------------------------------------
           236,326  Dell Inc.(1)                                       9,079,645
--------------------------------------------------------------------------------
           231,103  EMC Corp.(1)                                       2,847,189
--------------------------------------------------------------------------------
            30,554  Gateway, Inc.(1)                                     123,133
--------------------------------------------------------------------------------
           278,844  Hewlett-Packard Co.                                6,117,837
--------------------------------------------------------------------------------
           157,048  International Business
                    Machines Corp.                                    14,351,047
--------------------------------------------------------------------------------
            12,252  Lexmark International, Inc.(1)                       979,792
--------------------------------------------------------------------------------
            17,861  NCR Corp.(1)                                         602,630
--------------------------------------------------------------------------------
            35,139  Network Appliance, Inc.(1)                           971,945
--------------------------------------------------------------------------------
             8,784  QLogic Corp.(1)                                      355,752
--------------------------------------------------------------------------------
           324,329  Sun Microsystems, Inc.(1)                          1,310,289
--------------------------------------------------------------------------------
                                                                      40,010,937
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING(2)
--------------------------------------------------------------------------------
             8,197  Fluor Corp.                                          454,360
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
             9,866  Vulcan Materials Co.                                 560,685
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.2%
--------------------------------------------------------------------------------
           112,962  American Express Co.                               5,802,858
--------------------------------------------------------------------------------
            23,740  Capital One Financial Corp.                        1,775,040
--------------------------------------------------------------------------------
           122,752  MBNA Corporation                                   3,013,562
--------------------------------------------------------------------------------
            28,089  Providian Financial Corp.(1)                         482,007
--------------------------------------------------------------------------------
            41,286  SLM Corporation                                    2,057,694
--------------------------------------------------------------------------------
                                                                      13,131,161
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
            10,535  Ball Corp.                                           436,991
--------------------------------------------------------------------------------
            10,092  Bemis Co.                                            314,063
--------------------------------------------------------------------------------
            14,017  Pactiv Corp.(1)                                      327,297
--------------------------------------------------------------------------------
             8,003  Sealed Air Corp.(1)                                  415,676
--------------------------------------------------------------------------------
             5,481  Temple-Inland Inc.                                   397,647
--------------------------------------------------------------------------------
                                                                       1,891,674
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            16,759  Genuine Parts Company                                728,849
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
            20,130  CIT Group Inc.                                       764,940
--------------------------------------------------------------------------------
           502,240  Citigroup Inc.                                    22,570,665
--------------------------------------------------------------------------------
           341,547  J.P. Morgan Chase & Co.                           11,817,526
--------------------------------------------------------------------------------
            18,290  McGraw-Hill Companies, Inc. (The)                  1,595,803
--------------------------------------------------------------------------------
            13,310  Moody's Corp.                                      1,076,247
--------------------------------------------------------------------------------
            29,028  Principal Financial Group                          1,117,288
--------------------------------------------------------------------------------
                                                                      38,942,469
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
--------------------------------------------------------------------------------
            29,053  ALLTEL Corp.                                  $    1,593,557
--------------------------------------------------------------------------------
            76,850  AT&T Corp.                                         1,440,938
--------------------------------------------------------------------------------
           175,993  BellSouth Corp.                                    4,626,856
--------------------------------------------------------------------------------
            12,785  CenturyTel Inc.                                      419,859
--------------------------------------------------------------------------------
            32,017  Citizens Communications Company                      414,300
--------------------------------------------------------------------------------
           163,356  Qwest Communications
                    International Inc.(1)                                604,417
--------------------------------------------------------------------------------
           317,469  SBC Communications Inc.                            7,520,841
--------------------------------------------------------------------------------
           142,004  Sprint Corp.                                       3,230,591
--------------------------------------------------------------------------------
           266,212  Verizon Communications                             9,450,526
--------------------------------------------------------------------------------
                                                                      29,301,885
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.1%
--------------------------------------------------------------------------------
            13,252  Allegheny Energy, Inc.(1)                            273,786
--------------------------------------------------------------------------------
            18,743  Ameren Corp.                                         918,594
--------------------------------------------------------------------------------
            37,121  American Electric Power                            1,264,341
--------------------------------------------------------------------------------
            28,620  CenterPoint Energy, Inc.                             344,299
--------------------------------------------------------------------------------
            18,268  Cinergy Corp.                                        740,219
--------------------------------------------------------------------------------
            23,174  Consolidated Edison, Inc.                            977,479
--------------------------------------------------------------------------------
            16,629  DTE Energy Company                                   756,287
--------------------------------------------------------------------------------
            31,152  Edison International                               1,081,597
--------------------------------------------------------------------------------
            20,636  Entergy Corp.                                      1,458,140
--------------------------------------------------------------------------------
            63,870  Exelon Corporation                                 2,930,995
--------------------------------------------------------------------------------
            31,668  FirstEnergy Corp.                                  1,328,473
--------------------------------------------------------------------------------
            37,564  FPL Group, Inc.                                    1,508,195
--------------------------------------------------------------------------------
            34,694  PG&E Corp.                                         1,183,065
--------------------------------------------------------------------------------
             8,682  Pinnacle West Capital Corp.                          369,072
--------------------------------------------------------------------------------
            18,078  PPL Corporation                                      976,031
--------------------------------------------------------------------------------
            23,616  Progress Energy Inc.                                 990,691
--------------------------------------------------------------------------------
            71,355  Southern Co.                                       2,271,230
--------------------------------------------------------------------------------
            19,757  TECO Energy, Inc.                                    309,790
--------------------------------------------------------------------------------
            23,072  TXU Corp.                                          1,837,223
--------------------------------------------------------------------------------
            38,448  XCEL Energy Inc.                                     660,537
--------------------------------------------------------------------------------
                                                                      22,180,044
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
            17,487  American Power Conversion Corp.                      456,586
--------------------------------------------------------------------------------
             8,830  Cooper Industries, Ltd.                              631,522
--------------------------------------------------------------------------------
            40,284  Emerson Electric Co.                               2,615,639
--------------------------------------------------------------------------------
            16,987  Rockwell Automation Inc.                             962,144
--------------------------------------------------------------------------------
                                                                       4,665,891
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
            42,008  Agilent Technologies, Inc.(1)                        932,577
--------------------------------------------------------------------------------
            17,990  Jabil Circuit, Inc.(1)                               513,075
--------------------------------------------------------------------------------
            16,517  Molex Inc.                                           435,388
--------------------------------------------------------------------------------
            49,344  Sanmina-SCI Corp.(1)                                 257,576
--------------------------------------------------------------------------------
            93,011  Solectron Corp.(1)                                   322,748
--------------------------------------------------------------------------------
            23,038  Symbol Technologies, Inc.                            333,821
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
             8,415  Tektronix, Inc.                               $      206,420
--------------------------------------------------------------------------------
                                                                       3,001,605
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.2%
--------------------------------------------------------------------------------
            32,473  Baker Hughes Inc.                                  1,444,724
--------------------------------------------------------------------------------
            15,585  BJ Services Co.                                      808,550
--------------------------------------------------------------------------------
            48,455  Halliburton Co.                                    2,095,679
--------------------------------------------------------------------------------
            13,764  Nabors Industries Ltd.(1)                            814,003
--------------------------------------------------------------------------------
            16,010  National-Oilwell, Inc.(1)                            747,667
--------------------------------------------------------------------------------
            12,953  Noble Corp.                                          728,088
--------------------------------------------------------------------------------
            10,257  Rowan Companies, Inc.                                306,992
--------------------------------------------------------------------------------
            56,652  Schlumberger Ltd.                                  3,992,832
--------------------------------------------------------------------------------
            30,841  Transocean Inc.(1)                                 1,587,078
--------------------------------------------------------------------------------
                                                                      12,525,613
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.8%
--------------------------------------------------------------------------------
            35,168  Albertson's Inc.                                     726,219
--------------------------------------------------------------------------------
            45,369  Costco Wholesale Corporation                       2,004,402
--------------------------------------------------------------------------------
            38,426  CVS Corp.                                          2,021,976
--------------------------------------------------------------------------------
            70,282  Kroger Co. (The)(1)                                1,126,620
--------------------------------------------------------------------------------
            42,770  Safeway Inc.(1)                                      792,528
--------------------------------------------------------------------------------
            12,798  Supervalu Inc.                                       426,813
--------------------------------------------------------------------------------
            61,175  Sysco Corp.                                        2,190,065
--------------------------------------------------------------------------------
           325,855  Wal-Mart Stores, Inc.                             16,328,595
--------------------------------------------------------------------------------
            98,144  Walgreen Co.                                       4,359,557
--------------------------------------------------------------------------------
                                                                      29,976,775
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
            60,336  Archer-Daniels-Midland Co.                         1,483,059
--------------------------------------------------------------------------------
            31,664  Campbell Soup Company                                918,889
--------------------------------------------------------------------------------
            49,495  ConAgra Foods, Inc.                                1,337,355
--------------------------------------------------------------------------------
            35,063  General Mills, Inc.                                1,723,346
--------------------------------------------------------------------------------
            33,607  H.J. Heinz Company                                 1,238,082
--------------------------------------------------------------------------------
            21,199  Hershey Foods Corp.                                1,281,692
--------------------------------------------------------------------------------
            33,978  Kellogg Co.                                        1,470,228
--------------------------------------------------------------------------------
            12,944  McCormick & Company, Inc.                            445,662
--------------------------------------------------------------------------------
            75,802  Sara Lee Corp.                                     1,679,772
--------------------------------------------------------------------------------
            18,960  Wrigley (Wm.) Jr. Company                          1,243,207
--------------------------------------------------------------------------------
                                                                      12,821,292
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
            15,420  KeySpan Corporation                                  600,918
--------------------------------------------------------------------------------
             4,048  NICOR Inc.                                           150,140
--------------------------------------------------------------------------------
            26,006  NiSource Inc.                                        592,677
--------------------------------------------------------------------------------
             3,532  People's Energy Corp.                                148,061
--------------------------------------------------------------------------------
                                                                       1,491,796
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
            10,045  Bard (C.R.), Inc.                                    683,864
--------------------------------------------------------------------------------
             5,136  Bausch & Lomb Inc. Cl A                              376,469
--------------------------------------------------------------------------------
            59,523  Baxter International, Inc.                         2,022,592
--------------------------------------------------------------------------------
            24,285  Becton Dickinson & Co.                             1,418,730
--------------------------------------------------------------------------------
            24,251  Biomet Inc.                                          880,311
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
            73,410  Boston Scientific Corp.(1)                    $    2,150,179
--------------------------------------------------------------------------------
            11,248  Fisher Scientific International(1)                   640,236
--------------------------------------------------------------------------------
            30,989  Guidant Corp.                                      2,290,086
--------------------------------------------------------------------------------
            14,806  Hospira Inc.(1)                                      477,790
--------------------------------------------------------------------------------
           116,233  Medtronic, Inc.                                    5,922,070
--------------------------------------------------------------------------------
             4,660  Millipore Corp.(1)                                   202,244
--------------------------------------------------------------------------------
            12,154  PerkinElmer, Inc.                                    250,737
--------------------------------------------------------------------------------
            34,650  St. Jude Medical, Inc.(1)                          1,247,400
--------------------------------------------------------------------------------
            36,236  Stryker Corp.                                      1,616,488
--------------------------------------------------------------------------------
            15,154  Thermo Electron Corp.(1)                             383,245
--------------------------------------------------------------------------------
            11,583  Waters Corp.(1)                                      414,556
--------------------------------------------------------------------------------
            23,694  Zimmer Holdings Inc.(1)                            1,843,630
--------------------------------------------------------------------------------
                                                                      22,820,627
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
--------------------------------------------------------------------------------
            28,275  Aetna Inc.                                         2,119,211
--------------------------------------------------------------------------------
            10,596  AmerisourceBergen Corp.                              607,045
--------------------------------------------------------------------------------
            41,652  Cardinal Health, Inc.                              2,324,182
--------------------------------------------------------------------------------
            43,887  Caremark Rx Inc.(1)                                1,745,825
--------------------------------------------------------------------------------
            12,744  CIGNA Corp.                                        1,138,039
--------------------------------------------------------------------------------
             7,295  Express Scripts, Inc. Cl A(1)                        636,051
--------------------------------------------------------------------------------
            39,749  HCA Inc.                                           2,129,354
--------------------------------------------------------------------------------
            23,188  Health Management
                    Associates, Inc. Cl A                                607,062
--------------------------------------------------------------------------------
            15,288  Humana Inc.(1)                                       488,299
--------------------------------------------------------------------------------
            22,101  IMS Health Inc.                                      539,043
--------------------------------------------------------------------------------
            13,004  Laboratory Corporation
                    of America Holdings(1)                               626,793
--------------------------------------------------------------------------------
             8,104  Manor Care, Inc.                                     294,661
--------------------------------------------------------------------------------
            28,335  McKesson Corp.                                     1,069,646
--------------------------------------------------------------------------------
            26,435  Medco Health Solutions Inc.(1)                     1,310,383
--------------------------------------------------------------------------------
             8,877  Quest Diagnostics Inc.                               933,239
--------------------------------------------------------------------------------
            44,873  Tenet Healthcare Corp.(1)                            517,386
--------------------------------------------------------------------------------
            61,744  UnitedHealth Group Incorporated                    5,889,143
--------------------------------------------------------------------------------
            29,303  WellPoint Inc.(1)                                  3,673,131
--------------------------------------------------------------------------------
                                                                      26,648,493
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
            50,843  Carnival Corporation                               2,634,176
--------------------------------------------------------------------------------
            14,523  Darden Restaurants, Inc.                             445,566
--------------------------------------------------------------------------------
            10,918  Harrah's Entertainment, Inc.                         705,084
--------------------------------------------------------------------------------
            36,710  Hilton Hotels Corporation                            820,469
--------------------------------------------------------------------------------
            32,967  International Game Technology                        878,900
--------------------------------------------------------------------------------
            19,474  Marriott International, Inc.                       1,302,032
--------------------------------------------------------------------------------
           122,231  McDonald's Corporation                             3,806,272
--------------------------------------------------------------------------------
            38,385  Starbucks Corporation(1)                           1,982,969
--------------------------------------------------------------------------------
            20,397  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,224,432
--------------------------------------------------------------------------------
            10,814  Wendy's International, Inc.                          422,179
--------------------------------------------------------------------------------
            27,907  Yum! Brands, Inc.                                  1,445,862
--------------------------------------------------------------------------------
                                                                      15,667,941
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
             7,637  Black & Decker Corporation                    $      603,247
--------------------------------------------------------------------------------
            12,139  Centex Corp.                                         695,201
--------------------------------------------------------------------------------
            13,908  Fortune Brands, Inc.                               1,121,402
--------------------------------------------------------------------------------
             4,093  KB Home                                              480,764
--------------------------------------------------------------------------------
            18,156  Leggett & Platt, Inc.                                524,345
--------------------------------------------------------------------------------
             7,220  Maytag Corporation                                   100,863
--------------------------------------------------------------------------------
            26,343  Newell Rubbermaid Inc.                               577,965
--------------------------------------------------------------------------------
            11,533  Pulte Homes Inc.                                     849,175
--------------------------------------------------------------------------------
             5,521  Snap-on Incorporated                                 175,513
--------------------------------------------------------------------------------
             7,375  Stanley Works (The)                                  333,866
--------------------------------------------------------------------------------
             6,141  Whirlpool Corp.                                      415,930
--------------------------------------------------------------------------------
                                                                       5,878,271
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
            14,719  Clorox Company                                       927,150
--------------------------------------------------------------------------------
            50,393  Colgate-Palmolive Co.                              2,629,003
--------------------------------------------------------------------------------
            46,172  Kimberly-Clark Corp.                               3,034,886
--------------------------------------------------------------------------------
           242,448  Procter & Gamble Co. (The)                        12,849,743
--------------------------------------------------------------------------------
                                                                      19,440,782
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.8%
--------------------------------------------------------------------------------
            74,229  3M Co.                                             6,360,683
--------------------------------------------------------------------------------
         1,018,775  General Electric Co.                              36,737,026
--------------------------------------------------------------------------------
            13,058  Textron Inc.                                         974,388
--------------------------------------------------------------------------------
           193,471  Tyco International Ltd.                            6,539,320
--------------------------------------------------------------------------------
                                                                      50,611,417
--------------------------------------------------------------------------------
INSURANCE -- 4.1%
--------------------------------------------------------------------------------
            27,283  Ace, Ltd.                                          1,125,969
--------------------------------------------------------------------------------
            48,107  Aflac Inc.                                         1,792,467
--------------------------------------------------------------------------------
            65,258  Allstate Corp.                                     3,527,846
--------------------------------------------------------------------------------
            10,386  Ambac Financial Group, Inc.                          776,354
--------------------------------------------------------------------------------
           250,331  American International Group, Inc.                13,870,840
--------------------------------------------------------------------------------
            30,246  AON Corp.                                            690,819
--------------------------------------------------------------------------------
            18,394  Chubb Corp.                                        1,458,092
--------------------------------------------------------------------------------
            15,402  Cincinnati Financial Corp.                           671,681
--------------------------------------------------------------------------------
            28,403  Hartford Financial Services
                    Group Inc. (The)                                   1,947,310
--------------------------------------------------------------------------------
            13,091  Jefferson-Pilot Corp.                                642,114
--------------------------------------------------------------------------------
            16,726  Lincoln National Corp.                               755,012
--------------------------------------------------------------------------------
            15,491  Loews Corp.                                        1,139,208
--------------------------------------------------------------------------------
            50,792  Marsh & McLennan Companies Inc.                    1,545,093
--------------------------------------------------------------------------------
            13,450  MBIA Inc.                                            703,166
--------------------------------------------------------------------------------
            70,470  MetLife, Inc.                                      2,755,377
--------------------------------------------------------------------------------
            19,227  Progressive Corp.                                  1,764,270
--------------------------------------------------------------------------------
            50,343  Prudential Financial Inc.                          2,889,688
--------------------------------------------------------------------------------
            12,141  Safeco Corp.                                         591,388
--------------------------------------------------------------------------------
            64,309  St. Paul Travelers Companies,
                    Inc. (The)                                         2,362,070
--------------------------------------------------------------------------------
            10,363  Torchmark Corp.                                      540,949
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
            28,518  UnumProvident Corp.                           $      485,376
--------------------------------------------------------------------------------
            13,343  XL Capital Ltd. Cl A                                 965,633
--------------------------------------------------------------------------------
                                                                      43,000,722
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.4%
--------------------------------------------------------------------------------
           116,627  eBay Inc.(1)                                       4,345,522
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           125,667  Yahoo! Inc.(1)                                     4,260,111
--------------------------------------------------------------------------------
IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
            12,063  Affiliated Computer Services Inc(1)                  642,234
--------------------------------------------------------------------------------
            56,015  Automatic Data Processing, Inc.                    2,517,874
--------------------------------------------------------------------------------
            18,336  Computer Sciences Corp.(1)                           840,706
--------------------------------------------------------------------------------
            13,390  Convergys Corp.(1)                                   199,913
--------------------------------------------------------------------------------
            49,685  Electronic Data Systems Corp.                      1,026,989
--------------------------------------------------------------------------------
            77,336  First Data Corp.                                   3,040,077
--------------------------------------------------------------------------------
            18,594  Fiserv, Inc.(1)                                      740,041
--------------------------------------------------------------------------------
            34,519  Paychex, Inc.                                      1,132,914
--------------------------------------------------------------------------------
            12,428  Sabre Holdings Corp.                                 271,925
--------------------------------------------------------------------------------
            27,604  SunGard Data Systems Inc.(1)                         952,338
--------------------------------------------------------------------------------
            31,704  Unisys Corp.(1)                                      223,830
--------------------------------------------------------------------------------
                                                                      11,588,841
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
             9,202  Brunswick Corp.                                      431,114
--------------------------------------------------------------------------------
            27,407  Eastman Kodak Co.                                    892,097
--------------------------------------------------------------------------------
            16,273  Hasbro, Inc.                                         332,783
--------------------------------------------------------------------------------
            39,979  Mattel, Inc.                                         853,552
--------------------------------------------------------------------------------
                                                                       2,509,546
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
            32,948  Caterpillar Inc.                                   3,012,764
--------------------------------------------------------------------------------
             4,177  Cummins Inc.                                         293,852
--------------------------------------------------------------------------------
            26,643  Danaher Corp.                                      1,423,003
--------------------------------------------------------------------------------
            23,640  Deere & Co.                                        1,586,953
--------------------------------------------------------------------------------
            19,460  Dover Corp.                                          735,393
--------------------------------------------------------------------------------
            14,675  Eaton Corp.                                          959,745
--------------------------------------------------------------------------------
            26,520  Illinois Tool Works Inc.                           2,374,336
--------------------------------------------------------------------------------
            16,642  Ingersoll-Rand Company                             1,325,535
--------------------------------------------------------------------------------
             8,854  ITT Industries, Inc.                                 798,985
--------------------------------------------------------------------------------
             6,414  Navistar International Corp.(1)                      233,470
--------------------------------------------------------------------------------
            16,609  Paccar Inc.                                        1,202,326
--------------------------------------------------------------------------------
            11,863  Pall Corp.                                           321,725
--------------------------------------------------------------------------------
            11,464  Parker-Hannifin Corp.                                698,387
--------------------------------------------------------------------------------
                                                                      14,966,474
--------------------------------------------------------------------------------
MEDIA -- 3.8%
--------------------------------------------------------------------------------
            50,972  Clear Channel Communications, Inc.                 1,757,005
--------------------------------------------------------------------------------
           212,585  Comcast Corporation(1)                             7,181,121
--------------------------------------------------------------------------------
           196,745  Disney (Walt) Co.                                  5,652,484
--------------------------------------------------------------------------------
             7,063  Dow Jones & Co. Inc.                                 263,944
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
            24,182  Gannett Co., Inc.                             $    1,912,313
--------------------------------------------------------------------------------
            40,269  Interpublic Group of
                    Companies, Inc.(1)                                   494,503
--------------------------------------------------------------------------------
             7,220  Knight-Ridder, Inc.                                  485,545
--------------------------------------------------------------------------------
             4,496  Meredith Corp.                                       210,188
--------------------------------------------------------------------------------
            13,970  New York Times Co. (The) Cl A                        511,023
--------------------------------------------------------------------------------
           277,010  News Corp.                                         4,687,009
--------------------------------------------------------------------------------
            17,893  Omnicom Group Inc.                                 1,583,888
--------------------------------------------------------------------------------
           441,684  Time Warner Inc.(1)                                7,751,555
--------------------------------------------------------------------------------
            28,935  Tribune Co.                                        1,153,638
--------------------------------------------------------------------------------
            28,432  Univision Communications
                    Inc. Cl A(1)                                         787,282
--------------------------------------------------------------------------------
           163,850  Viacom, Inc. Cl B                                  5,706,896
--------------------------------------------------------------------------------
                                                                      40,138,394
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
--------------------------------------------------------------------------------
            83,725  Alcoa Inc.                                         2,544,403
--------------------------------------------------------------------------------
             8,585  Allegheny Technologies Inc.                          206,984
--------------------------------------------------------------------------------
            17,044  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    675,113
--------------------------------------------------------------------------------
            42,635  Newmont Mining Corporation                         1,801,329
--------------------------------------------------------------------------------
            15,259  Nucor Corp.                                          878,308
--------------------------------------------------------------------------------
             9,277  Phelps Dodge Corp.                                   943,749
--------------------------------------------------------------------------------
            10,860  United States Steel Corp.                            552,231
--------------------------------------------------------------------------------
                                                                       7,602,117
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.9%
--------------------------------------------------------------------------------
            62,277  AES Corporation (The)(1)                           1,020,097
--------------------------------------------------------------------------------
            49,879  Calpine Corporation(1)                               139,661
--------------------------------------------------------------------------------
            18,620  CMS Energy Corp.(1)                                  242,805
--------------------------------------------------------------------------------
            16,884  Constellation Energy Group Inc.                      872,903
--------------------------------------------------------------------------------
            32,718  Dominion Resources Inc.                            2,435,201
--------------------------------------------------------------------------------
            90,474  Duke Energy Corp.                                  2,534,177
--------------------------------------------------------------------------------
            33,674  Dynegy Inc. Cl A(1)                                  131,665
--------------------------------------------------------------------------------
            22,883  Public Service Enterprise
                    Group Inc.                                         1,244,606
--------------------------------------------------------------------------------
            22,840  Sempra Energy                                        909,946
--------------------------------------------------------------------------------
                                                                       9,531,061
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.2%
--------------------------------------------------------------------------------
            10,746  Big Lots Inc.(1)                                     129,167
--------------------------------------------------------------------------------
             7,126  Dillard's Inc.                                       191,689
--------------------------------------------------------------------------------
            29,461  Dollar General Corp.                                 645,491
--------------------------------------------------------------------------------
            15,982  Family Dollar Stores, Inc.                           485,214
--------------------------------------------------------------------------------
            16,240  Federated Department Stores, Inc.                  1,033,514
--------------------------------------------------------------------------------
            27,420  J.C. Penney Co. Inc.
                    Holding Company                                    1,423,646
--------------------------------------------------------------------------------
            31,536  Kohl's Corp.(1)                                    1,628,204
--------------------------------------------------------------------------------
            27,924  May Department Stores Co. (The)                    1,033,746
--------------------------------------------------------------------------------
            12,317  Nordstrom, Inc.                                      682,115
--------------------------------------------------------------------------------
             9,226  Sears Holdings Corp.(1)                            1,228,626
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
            86,040  Target Corporation                            $    4,303,721
--------------------------------------------------------------------------------
                                                                      12,785,133
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
            91,920  Xerox Corp.(1)                                     1,392,588
--------------------------------------------------------------------------------
OIL & GAS -- 7.5%
--------------------------------------------------------------------------------
             8,301  Amerada Hess Corp.                                   798,639
--------------------------------------------------------------------------------
            22,902  Anadarko Petroleum Corp.                           1,742,842
--------------------------------------------------------------------------------
            31,357  Apache Corp.                                       1,919,989
--------------------------------------------------------------------------------
             6,523  Ashland Inc.                                         440,107
--------------------------------------------------------------------------------
            37,113  Burlington Resources, Inc.                         1,858,248
--------------------------------------------------------------------------------
           202,258  ChevronTexaco Corp.                               11,793,664
--------------------------------------------------------------------------------
            66,869  ConocoPhillips                                     7,211,153
--------------------------------------------------------------------------------
            46,059  Devon Energy Corporation                           2,199,317
--------------------------------------------------------------------------------
            61,346  El Paso Corp.                                        649,041
--------------------------------------------------------------------------------
            22,940  EOG Resources Inc.                                 1,118,096
--------------------------------------------------------------------------------
           613,750  Exxon Mobil Corp.                                 36,579,500
--------------------------------------------------------------------------------
            15,671  Kerr-McGee Corp.                                   1,227,509
--------------------------------------------------------------------------------
            10,692  Kinder Morgan, Inc.                                  809,384
--------------------------------------------------------------------------------
            33,324  Marathon Oil Corp.                                 1,563,562
--------------------------------------------------------------------------------
            38,162  Occidental Petroleum Corp.                         2,715,990
--------------------------------------------------------------------------------
             6,723  Sunoco, Inc.                                         695,965
--------------------------------------------------------------------------------
            25,984  Unocal Corp.                                       1,602,953
--------------------------------------------------------------------------------
            24,647  Valero Energy Corp.                                1,805,886
--------------------------------------------------------------------------------
            54,730  Williams Companies, Inc. (The)                     1,029,471
--------------------------------------------------------------------------------
            33,347  XTO Energy Inc.                                    1,095,115
--------------------------------------------------------------------------------
                                                                      78,856,431
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
            24,935  Georgia-Pacific Corp.                                884,943
--------------------------------------------------------------------------------
            47,092  International Paper Company                        1,732,515
--------------------------------------------------------------------------------
            10,506  Louisiana-Pacific Corp.                              264,121
--------------------------------------------------------------------------------
            19,433  MeadWestvaco Corp.                                   618,358
--------------------------------------------------------------------------------
            23,310  Weyerhaeuser Co.                                   1,596,735
--------------------------------------------------------------------------------
                                                                       5,096,672
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
             8,338  Alberto-Culver Company Cl B                          399,057
--------------------------------------------------------------------------------
            45,289  Avon Products, Inc.                                1,944,710
--------------------------------------------------------------------------------
            95,258  Gillette Company                                   4,808,623
--------------------------------------------------------------------------------
                                                                       7,152,390
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.9%
--------------------------------------------------------------------------------
           149,814  Abbott Laboratories                                6,984,329
--------------------------------------------------------------------------------
            12,570  Allergan, Inc.                                       873,238
--------------------------------------------------------------------------------
           187,769  Bristol-Myers Squibb Co.                           4,780,599
--------------------------------------------------------------------------------
           108,851  Eli Lilly and Company                              5,671,137
--------------------------------------------------------------------------------
            34,057  Forest Laboratories, Inc. Cl A(1)                  1,258,406
--------------------------------------------------------------------------------
           285,813  Johnson & Johnson                                 19,195,201
--------------------------------------------------------------------------------
            23,051  King Pharmaceuticals, Inc.(1)                        191,554
--------------------------------------------------------------------------------
           212,195  Merck & Co., Inc.                                  6,868,752
--------------------------------------------------------------------------------
            25,795  Mylan Laboratories Inc.                              457,087
--------------------------------------------------------------------------------
           717,075  Pfizer, Inc.                                      18,837,560
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
           141,692  Schering-Plough Corp.                         $    2,571,710
--------------------------------------------------------------------------------
            10,336  Watson Pharmaceuticals, Inc.(1)                      317,625
--------------------------------------------------------------------------------
           128,386  Wyeth                                              5,415,321
--------------------------------------------------------------------------------
                                                                      73,422,519
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
--------------------------------------------------------------------------------
             9,038  Apartment Investment and
                    Management Co.                                       336,214
--------------------------------------------------------------------------------
            19,160  Archstone-Smith Trust                                653,548
--------------------------------------------------------------------------------
            38,557  Equity Office Properties Trust                     1,161,722
--------------------------------------------------------------------------------
            27,133  Equity Residential                                   873,954
--------------------------------------------------------------------------------
            17,626  Plum Creek Timber Co. Inc.                           629,248
--------------------------------------------------------------------------------
            17,637  Prologis                                             654,333
--------------------------------------------------------------------------------
            21,235  Simon Property Group, Inc.                         1,286,416
--------------------------------------------------------------------------------
                                                                       5,595,435
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
            36,342  Burlington Northern Santa
                    Fe Corp.                                           1,959,923
--------------------------------------------------------------------------------
            20,592  CSX Corporation                                      857,657
--------------------------------------------------------------------------------
            38,436  Norfolk Southern Corp.                             1,424,054
--------------------------------------------------------------------------------
            25,065  Union Pacific Corp.                                1,747,031
--------------------------------------------------------------------------------
                                                                       5,988,665
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
--------------------------------------------------------------------------------
            37,771  Advanced Micro Devices, Inc.(1)                      608,869
--------------------------------------------------------------------------------
            35,481  Altera Corp.(1)                                      701,814
--------------------------------------------------------------------------------
            35,644  Analog Devices, Inc.                               1,288,174
--------------------------------------------------------------------------------
           160,790  Applied Materials, Inc.(1)                         2,612,838
--------------------------------------------------------------------------------
            28,221  Applied Micro Circuits Corp.(1)                       92,847
--------------------------------------------------------------------------------
            28,308  Broadcom Corp.(1)                                    846,975
--------------------------------------------------------------------------------
            38,513  Freescale Semiconductor Inc.(1)                      664,349
--------------------------------------------------------------------------------
           598,335  Intel Corp.                                       13,899,322
--------------------------------------------------------------------------------
            18,759  KLA-Tencor Corp.(1)                                  863,102
--------------------------------------------------------------------------------
            29,359  Linear Technology Corp.                            1,124,743
--------------------------------------------------------------------------------
            36,253  LSI Logic Corp.(1)                                   202,654
--------------------------------------------------------------------------------
            31,368  Maxim Integrated Products, Inc.                    1,282,010
--------------------------------------------------------------------------------
            58,596  Micron Technology, Inc.(1)                           605,883
--------------------------------------------------------------------------------
            33,885  National Semiconductor Corp.                         698,370
--------------------------------------------------------------------------------
            13,381  Novellus Systems, Inc.(1)                            357,674
--------------------------------------------------------------------------------
            15,916  NVIDIA Corp.(1)                                      378,164
--------------------------------------------------------------------------------
            16,765  PMC-Sierra, Inc.(1)                                  147,532
--------------------------------------------------------------------------------
            18,303  Teradyne, Inc.(1)                                    267,224
--------------------------------------------------------------------------------
           165,397  Texas Instruments Inc.                             4,215,970
--------------------------------------------------------------------------------
            33,315  Xilinx, Inc.                                         973,797
--------------------------------------------------------------------------------
                                                                      31,832,311
--------------------------------------------------------------------------------
SOFTWARE -- 3.7%
--------------------------------------------------------------------------------
            23,367  Adobe Systems Inc.                                 1,569,561
--------------------------------------------------------------------------------
            22,008  Autodesk, Inc.                                       654,958
--------------------------------------------------------------------------------
            21,041  BMC Software Inc.(1)                                 315,615
--------------------------------------------------------------------------------
            16,187  Citrix Systems, Inc.(1)                              385,574
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Equity Index - Schedule of Investments

MARCH 31, 2005

Shares                                                                   Value
--------------------------------------------------------------------------------
            51,534  Computer Associates
                    International, Inc.                           $    1,396,571
--------------------------------------------------------------------------------
            36,461  Compuware Corp.(1)                                   262,519
--------------------------------------------------------------------------------
            29,577  Electronic Arts Inc.(1)                            1,531,497
--------------------------------------------------------------------------------
            17,702  Intuit Inc.(1)                                       774,817
--------------------------------------------------------------------------------
             8,002  Mercury Interactive Corp.(1)                         379,135
--------------------------------------------------------------------------------
           973,053  Microsoft Corporation                             23,518,691
--------------------------------------------------------------------------------
            35,627  Novell, Inc.(1)                                      212,337
--------------------------------------------------------------------------------
           432,738  Oracle Corp.(1)                                    5,400,570
--------------------------------------------------------------------------------
            25,245  Parametric Technology Corp.(1)                       141,120
--------------------------------------------------------------------------------
            48,818  Siebel Systems, Inc.(1)                              445,708
--------------------------------------------------------------------------------
            68,129  Symantec Corp.(1)                                  1,453,192
--------------------------------------------------------------------------------
            40,344  Veritas Software Corp.(1)                            936,788
--------------------------------------------------------------------------------
                                                                      39,378,653
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
--------------------------------------------------------------------------------
            22,265  AutoNation, Inc.(1)                                  421,699
--------------------------------------------------------------------------------
             6,627  Autozone Inc.(1)                                     567,934
--------------------------------------------------------------------------------
            29,045  Bed Bath & Beyond Inc.(1)                          1,061,304
--------------------------------------------------------------------------------
            28,900  Best Buy Co., Inc.                                 1,560,889
--------------------------------------------------------------------------------
            18,220  Circuit City Stores-Circuit
                    City Group                                           292,431
--------------------------------------------------------------------------------
            71,278  Gap, Inc. (The)                                    1,556,712
--------------------------------------------------------------------------------
           211,040  Home Depot, Inc.                                   8,070,169
--------------------------------------------------------------------------------
            37,154  Limited Brands                                       902,842
--------------------------------------------------------------------------------
            74,253  Lowe's Companies, Inc.                             4,239,103
--------------------------------------------------------------------------------
            29,999  Office Depot, Inc.(1)                                665,378
--------------------------------------------------------------------------------
             8,968  OfficeMax Inc.                                       300,428
--------------------------------------------------------------------------------
            15,103  RadioShack Corp.                                     370,024
--------------------------------------------------------------------------------
            12,399  Sherwin-Williams Co.                                 545,432
--------------------------------------------------------------------------------
            47,431  Staples, Inc.                                      1,490,756
--------------------------------------------------------------------------------
            13,826  Tiffany & Co.                                        477,274
--------------------------------------------------------------------------------
            46,074  TJX Companies, Inc. (The)                          1,134,803
--------------------------------------------------------------------------------
            20,614  Toys 'R' Us, Inc.(1)                                 531,017
--------------------------------------------------------------------------------
                                                                      24,188,195
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
            18,351  Coach Inc.(1)                                      1,039,217
--------------------------------------------------------------------------------
            11,720  Jones Apparel Group, Inc.                            392,503
--------------------------------------------------------------------------------
            10,316  Liz Claiborne, Inc.                                  413,981
--------------------------------------------------------------------------------
            22,206  NIKE, Inc. Cl B                                    1,849,981
--------------------------------------------------------------------------------
             5,529  Reebok International Ltd.                            244,935
--------------------------------------------------------------------------------
             9,790  VF Corp.                                             578,981
--------------------------------------------------------------------------------
                                                                       4,519,598
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
            55,745  Countrywide Financial Corporation                  1,809,483
--------------------------------------------------------------------------------
            93,010  Fannie Mae                                         5,064,394
--------------------------------------------------------------------------------

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------
            66,109  Freddie Mac                                   $    4,178,088
--------------------------------------------------------------------------------
            27,319  Golden West Financial Corp.                        1,652,800
--------------------------------------------------------------------------------
             9,225  MGIC Investment Corp.                                568,906
--------------------------------------------------------------------------------
            35,772  Sovereign Bancorp Inc.                               792,709
--------------------------------------------------------------------------------
            83,901  Washington Mutual, Inc.                            3,314,089
--------------------------------------------------------------------------------
                                                                      17,380,469
--------------------------------------------------------------------------------
TOBACCO -- 1.4%
--------------------------------------------------------------------------------
           198,816  Altria Group Inc.                                 13,000,579
--------------------------------------------------------------------------------
            11,326  Reynolds American Inc.                               912,762
--------------------------------------------------------------------------------
            15,862  UST Inc.                                             820,065
--------------------------------------------------------------------------------
                                                                      14,733,406
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
             8,180  Grainger (W.W.), Inc.                                509,369
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
           108,251  Nextel Communications, Inc.(1)                     3,076,493
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $903,139,367)                                                1,040,036,946
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES* -- 1.5%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations,
7.125% - 8.875%, 2/15/19 - 2/15/23,
valued at $16,954,669), in a joint trading
account at 2.62%, dated 3/31/05, due
4/1/05 (Delivery value $15,860,054)(3)
(Cost $15,858,900)                                                    15,858,900
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.2%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations,
7.125% - 8.875%, 2/15/19 - 2/15/23,
valued at $686,231), in a joint trading
account at 2.62%, dated 3/31/05, due
4/1/05 (Delivery value $641,147)                                         641,100
--------------------------------------------------------------------------------
          $900,000  U.S. Treasury Bills,
                    2.77%, 6/23/05(4)                                    894,434
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,535,352)                                                      1,535,534
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $920,533,620)                                                1,057,431,380
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     908,465
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $1,058,339,845
================================================================================

See Notes to Financial Statements.                                   (continued)

------
13

Equity Index - Schedule of Investments

MARCH 31, 2005

FUTURES CONTRACTS*
                                              Underlying Face
Contracts Purchased          Expiration Date  Amount at Value   Unrealized Loss
--------------------------------------------------------------------------------
268  S&P 500 E-Mini Futures     June 2005      $15,858,900        $(452,578)
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
14

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $920,533,620)                                           $1,057,431,380
--------------------------------------------------------
Receivable for investments sold                                         107,459
--------------------------------------------------------
Dividends and interest receivable                                     1,376,279
--------------------------------------------------------------------------------
                                                                  1,058,915,118
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          259,663
--------------------------------------------------------
Payable for investments purchased                                         2,299
--------------------------------------------------------
Payable for variation margin on futures contracts                        25,415
--------------------------------------------------------
Accrued management fees                                                 287,896
--------------------------------------------------------------------------------
                                                                        575,273
--------------------------------------------------------------------------------

NET ASSETS                                                       $1,058,339,845
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $1,052,475,755
--------------------------------------------------------
Undistributed net investment income                                     381,217
--------------------------------------------------------
Accumulated net realized loss
on investment transactions                                        (130,962,309)
--------------------------------------------------------
Net unrealized appreciation on investments                          136,445,182
--------------------------------------------------------------------------------
                                                                 $1,058,339,845
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $150,453,588
--------------------------------------------------------
Shares outstanding                                                   31,994,918
--------------------------------------------------------
Net asset value per share                                                 $4.70
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $907,886,257
--------------------------------------------------------
Shares outstanding                                                  192,877,733
--------------------------------------------------------
Net asset value per share                                                 $4.71
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
15

Statement of Operations

YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------
Dividends                                                           $20,768,347
--------------------------------------------------------
Interest                                                                344,509
--------------------------------------------------------------------------------
                                                                     21,112,856
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------
Management fees                                                       3,225,669
--------------------------------------------------------
Directors' fees and expenses                                             14,642
--------------------------------------------------------
Other expenses                                                            5,693
--------------------------------------------------------------------------------
                                                                      3,246,004
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                17,866,852
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------
Net realized loss on investment transactions                        (1,953,984)
--------------------------------------------------------
Change in net unrealized appreciation on investments                 46,094,055
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     44,140,071
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $62,006,923
================================================================================

See Notes to Financial Statements.

------
16

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005          2004
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                           $   17,866,852   $ 10,744,225
---------------------------------------------
Net realized loss                                   (1,953,984)   (20,901,861)
---------------------------------------------
Change in net unrealized appreciation               46,094,055    204,487,313
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           62,006,923    194,329,677
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
   Investor Class                                   (2,272,345)    (1,549,115)
---------------------------------------------
   Institutional Class                             (15,298,033)    (8,965,901)
-------------------------------------------------------------------------------
Decrease in net assets from distributions          (17,570,378)   (10,515,016)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          29,310,350    359,870,681
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          73,746,895    543,685,342
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                984,592,950    440,907,608
-------------------------------------------------------------------------------
End of period                                   $1,058,339,845   $984,592,950
===============================================================================

Undistributed net investment income                   $381,217       $196,465
===============================================================================

See Notes to Financial Statements.

------
17

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite
Price Index (S&P 500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amoritized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                     (continued)

------
18

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

------------------------------------------------------------------------------
                                            INVESTOR          INSTITUTIONAL
                                              CLASS               CLASS
------------------------------------------------------------------------------
STRATEGY ASSETS
------------------------------------------------------------------------------
First $1 billion                              0.490%              0.290%
------------------------------------------------------------------------------
Next $1 billion                               0.470%              0.270%
------------------------------------------------------------------------------
Next $1 billion                               0.455%              0.255%
------------------------------------------------------------------------------
Next $1 billion                               0.445%              0.245%
------------------------------------------------------------------------------
Next $1 billion                               0.435%              0.235%
------------------------------------------------------------------------------
Over $5 billion                               0.430%              0.230%
------------------------------------------------------------------------------

The effective annual management fee for the year ended March 31, 2005 was 0.49%
and 0.29% for the Investor and Institutional Classes, respectively.

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the

                                                                     (continued)

------
19

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

parent of the corporation investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

During the year ended March 31, 2005, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment Management,
Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended March 31, 2005, were $64,938,763 and $37,830,347, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                  SHARES               AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                             7,784,039          $35,591,587
-------------------------------------------
Issued in reinvestment of distributions            469,320            2,203,475
-------------------------------------------
Redeemed                                        (7,909,176)         (36,048,575)
--------------------------------------------------------------------------------
Net increase                                       344,183          $ 1,746,487
================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                            14,336,422          $59,091,604
-------------------------------------------
Issued in reinvestment of distributions            351,675            1,503,313
-------------------------------------------
Redeemed                                        (9,650,868)         (40,717,436)
--------------------------------------------------------------------------------
Net increase                                     5,037,229          $19,877,481
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                              550,000,000
================================================================================
Sold                                            46,883,023         $216,938,331
-------------------------------------------
Issued in reinvestment of distributions          3,256,513           15,298,033
-------------------------------------------
Redeemed                                       (44,361,828)        (204,672,501)
--------------------------------------------------------------------------------
Net increase                                     5,777,708         $ 27,563,863
================================================================================
YEAR ENDED MARCH 31, 2004
SHARES AUTHORIZED                              400,000,000
================================================================================
Sold                                           122,967,665         $501,104,432
-------------------------------------------
Issued in reinvestment of distributions          2,088,596            8,965,901
-------------------------------------------
Redeemed                                       (41,439,189)        (170,077,133)
--------------------------------------------------------------------------------
Net increase                                    83,617,072         $339,993,200
================================================================================

                                                                     (continued)

------
20

Notes to Financial Statements

MARCH 31, 2005

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2005.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

                                                2005             2004
--------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------
Oridinary income                             $17,570,378     $10,515,016
--------------------------------------------------------------------------
Long-term capital gains                               --              --
--------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $ 984,014,543
================================================================================
Gross tax appreciation of investments                            $ 184,876,765
------------------------------------------------------------
Gross tax depreciation of investments                            $(111,459,928)
--------------------------------------------------------------------------------
Net tax appreciation of investments                              $  73,416,837
================================================================================
Net tax depreciation on derivatives                              $          --
--------------------------------------------------------------------------------
Net tax appreciation                                             $  73,416,837
================================================================================
Undistributed ordinary income                                    $     383,521
------------------------------------------------------------
Accumulated capital losses                                       $ (66,588,425)
------------------------------------------------------------
Capital loss deferral                                            $  (1,347,843)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2005, the fund had net capital losses of $2,917,398,
$10,639,477, $49,081,783, $1,957,751, and $1,992,016 expiring in 2009, 2010,
2011, 2012, and 2013, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. OTHER TAX INFORMATION

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $17,570,378 of qualified dividend income for the fiscal year ended March 31, 2005.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended March 31, 2005, of $17,570,378 qualify for the corporate dividends received deduction.

------
21

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                           2005        2004      2003        2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $4.50       $3.39     $4.58       $4.63       $5.99
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(1)                0.07        0.05      0.05        0.04        0.05
------------------------
  Net Realized
  and Unrealized
  Gain (Loss)              0.20        1.11     (1.19)      (0.05)      (1.36)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.27        1.16     (1.14)      (0.01)      (1.31)
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income       (0.07)      (0.05)    (0.05)      (0.04)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.70       $4.50     $3.39       $4.58       $4.63
================================================================================
  TOTAL RETURN(2)          6.04%      34.27%   (25.02)%     (0.16)%    (22.04)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.49%       0.49%      0.49%       0.49%       0.49%
------------------------
Ratio of Net
Investment Income
to Average Net Assets      1.59%       1.23%      1.24%       0.91%       0.83%
------------------------
Portfolio
Turnover Rate                 4%         16%        21%          4%         10%
------------------------
Net Assets,
End of Period
(in thousands)          $150,454    $142,324    $90,093    $108,760     $71,415
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                           2005       2004       2003        2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $4.50      $3.39      $4.58       $4.64       $5.99
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income(1)                0.08       0.06       0.05        0.05        0.06
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)              0.21       1.11      (1.19)      (0.06)      (1.35)
--------------------------------------------------------------------------------
  Total From
  Investment Operations    0.29       1.17      (1.14)      (0.01)      (1.29)
--------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income       (0.08)     (0.06)     (0.05)      (0.05)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $4.71      $4.50      $3.39       $4.58       $4.64
================================================================================
  TOTAL RETURN(2)          6.47%     34.53%    (24.87)%     (0.17)%    (21.72)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.29%      0.29%       0.29%       0.29%       0.29%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets      1.79%      1.43%       1.44%       1.11%       1.03%
-------------------------
Portfolio
Turnover Rate                 4%        16%         21%          4%         10%
-------------------------
Net Assets,
End of Period
(in thousands)          $907,886   $842,269    $350,815    $449,591    $441,959
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
23

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Capital Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Equity Index Fund, (the "Fund"), one of the funds comprising American Century Capital Portfolios, Inc., as of March 31,
2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity
Index Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2005

------
24

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and
the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                     (continued)

------
25

Management

--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc., a technology products and service provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 10

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President-Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 46

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director, and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 14

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present), Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------
26

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC, Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
27

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
28

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
29

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/BARRA VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/BARRA GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:  1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0505

SH-ANN-43384N

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2005

Real Estate Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III WITH James E. Stowers, Jr.

We are pleased to provide you with the annual report for the Real Estate fund for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Real Estate - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                ----------------------
                                AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------
                                               SINCE       INCEPTION
                      1 YEAR     5 YEARS     INCEPTION        DATE
----------------------------------------------------------------------
INVESTOR CLASS         9.53%     20.11%       14.83%       9/21/95(1)
----------------------------------------------------------------------
MSCI REIT INDEX        8.62%     19.18%       13.37%(2)        --
----------------------------------------------------------------------
Institutional Class    9.74%     20.33%       11.99%       6/16/97
----------------------------------------------------------------------
Advisor Class          9.30%     19.83%       15.83%       10/6/98
----------------------------------------------------------------------

(1) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(2) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental  contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Real Estate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 21, 1995

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
------------------------------------------------------------------------------------------------------
                  1996*   1997     1998      1999     2000    2001     2002     2003    2004     2005
------------------------------------------------------------------------------------------------------
Investor Class    8.83%   40.77%   20.03%   -21.04%   2.87%   24.57%   20.23%   0.93%   50.97%   9.53%
------------------------------------------------------------------------------------------------------
MSCI REIT Index   6.51%   33.51%   17.47%   -20.32%   2.94%   22.93%   22.79%  -3.28%   51.60%   8.62%
------------------------------------------------------------------------------------------------------

* From 9/21/95, the Investor Class's inception date. Index data from 9/30/95, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental  contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Real Estate - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGER ON THE REAL ESTATE INVESTMENT TEAM: SCOTT BLASDELL

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, the Real Estate fund posted a total return of 9.53%*, outperforming both the 8.62% return of its benchmark, the
Morgan Stanley Capital International (MSCI) REIT Index, and the 6.69% return of the S&P 500 Index, a broad stock market measure. The fund's longer-term returns also fared well against the two indexes.

MARKET REVIEW

The major U.S. stock indexes posted positive results during the past year.
Stocks traded in a fairly narrow range during the first half of the fiscal year, declining slightly as strong corporate earnings growth was offset by concerns about soaring oil prices and higher interest rates. However, the market rallied sharply in the final quarter of 2004 as oil prices fell from their record high levels and the presidential election ended decisively. Although stocks slid back somewhat in the first three months of 2005, they remained in positive territory overall; the broad S&P 500 Index returned 6.69% for the one-year period.

Real estate investment trusts (REITs) followed a different path but outpaced the broader market. REITs plunged by 18% in the first six weeks of the period in response to an anticipated rise in long-term interest rates, which attracted investors away from the relatively high dividend yields of REITs. By mid-May, however, the REIT sector began a rebound that lasted through the end of 2004;
from its bottom on May 10 to its peak at the end of December, the MSCI REIT
Index gained 43%. The index gave up some of its gains in the first quarter of
2005 but finished the period with a return of 8.62%.

Apartment and hotel REITs, which tend to respond quickly to a strengthening economy, were among the best performers in the REIT market over the past year.
Health care REITs were the only major segment of the REIT sector to decline during the period.

TOP TEN HOLDINGS
AS OF MARCH 31, 2005
-------------------------------------------------------------------------------
                                            % OF                  % OF
                                          NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
-------------------------------------------------------------------------------
Simon Property Group, Inc.                  6.7%                  6.7%
-------------------------------------------------------------------------------
Prologis                                    6.5%                  4.7%
-------------------------------------------------------------------------------
Kimco Realty Corporation                    5.2%                  5.2%
-------------------------------------------------------------------------------
Host Marriott Corp.                         5.0%                  0.6%
-------------------------------------------------------------------------------
Camden Property Trust                       4.4%                  3.4%
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                      4.4%                  3.9%
-------------------------------------------------------------------------------
General Growth
Properties, Inc.                            3.9%                  2.9%
-------------------------------------------------------------------------------
Mid-America Apartment
Communities Inc.                            3.6%                  0.6%
-------------------------------------------------------------------------------
Arden Realty Inc.                           3.4%                  0.7%
-------------------------------------------------------------------------------
CarrAmerica Realty Corp.                    2.9%                  3.5%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                            (continued)

------
4

Real Estate - Portfolio Commentary

PORTFOLIO OVERVIEW

The Real Estate fund outperformed the MSCI REIT Index in part because of an overweight in the hotel segment and an underweight in health care REITs. On average, hotel companies comprised approximately 9% of the portfolio during the fiscal year, compared with about 5% for the index. The top contributor in this group was extended-stay hotel owner Innkeepers USA, which benefited from strong revenue per available room growth and increased occupancy. Non-REIT hotel holdings such as Hilton Group and InterContinental Hotels also boosted results.

In the health care sector, the fund held an average position of less than 1%
during the fiscal year and had just one small holding--Universal Health
Realty--as of March 31, 2005. In contrast, health care REITs made up 5.5% of the benchmark on average. This underweight proved valuable as health care REITs posted negative returns over the past year.

On an absolute basis, the best contributors in the portfolio were apartment and retail REITs, though each detracted slightly from results relative to the benchmark. The portfolio's top individual performance contributor, on both an absolute and relative basis, was retail REIT Kimco Realty. Kimco, a fund overweight, reported improved occupancy and raised earnings projections.

Office REITs detracted the most from performance relative to the benchmark. The fund's average weighting in office REITs was comparable to that of the benchmark, so stock selection was the main reason for the underperformance of this segment. Underweights in Boston Properties and SL Green Realty, both of which posted double-digit gains, and overweights in Duke Realty and Brandywine
Realty, which declined during the year, hampered relative results.

OUR COMMITMENT

Going forward, we intend to maintain our focus on long-term capital appreciation in the REIT sector through superior stock selection and risk management.

INDUSTRY ALLOCATION
-------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
-------------------------------------------------------------------------------
Office Management                           26.9%                 24.8%
-------------------------------------------------------------------------------
Multi-Family Residential                    17.7%                 14.4%
-------------------------------------------------------------------------------
Regional Malls                              13.7%                 16.3%
-------------------------------------------------------------------------------
Neighborhood &
Community Shopping
Centers                                     10.6%                  8.7%
-------------------------------------------------------------------------------
Industrials                                  9.0%                  7.6%
-------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                    8.7%                  6.0%
-------------------------------------------------------------------------------
Diversified Companies                        7.0%                 10.4%
-------------------------------------------------------------------------------
Storage                                      3.3%                  3.9%
-------------------------------------------------------------------------------
Other                                        0.7%                  3.3%
-------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
-------------------------------------------------------------------------------
Common Stocks                               98.1%                 97.4%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.9%                  2.6%
-------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                       BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                      ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 -       EXPENSE
                                        10/1/04          3/31/05        3/31/05         RATIO*
-------------------------------------------------------------------------------------------------
REAL ESTATE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------------------------
Investor Class                          $1,000          $1,062.00        $5.96           1.16%
-------------------------------------------------------------------------------------------------
Institutional Class                     $1,000          $1,063.00        $4.94           0.96%
-------------------------------------------------------------------------------------------------
Advisor Class                           $1,000          $1,060.70        $7.24           1.41%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------------------------
Investor Class                          $1,000          $1,019.15        $5.84           1.16%
-------------------------------------------------------------------------------------------------
Institutional Class                     $1,000          $1,020.14        $4.84           0.96%
-------------------------------------------------------------------------------------------------
Advisor Class                           $1,000          $1,017.90        $7.09           1.41%
-------------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Real Estate - Schedule of Investments

MARCH 31, 2005

Shares                                                               Value
-------------------------------------------------------------------------------

COMMON STOCKS - 97.6%

DIVERSIFIED COMPANIES - 7.0%
-------------------------------------------------------------------------------
      503,415  Capital Automotive REIT                           $ 16,673,105
-------------------------------------------------------------------------------
      445,800  Colonial Properties Trust                           17,123,178
-------------------------------------------------------------------------------
       90,400  Cousins Properties Inc.                              2,338,648
-------------------------------------------------------------------------------
      625,200  Henderson Land Development
               Co. Ltd. ORD                                         2,781,570
-------------------------------------------------------------------------------
          123  NTT Urban Development ORD                              568,039
-------------------------------------------------------------------------------
       52,900  Trustreet Properties, Inc.                             814,131
-------------------------------------------------------------------------------
      114,400  Vornado Realty Trust                                 7,924,488
-------------------------------------------------------------------------------
      332,800  Washington REIT                                      9,568,000
-------------------------------------------------------------------------------
                                                                   57,791,159
-------------------------------------------------------------------------------

HEALTH CARE - 0.1%
-------------------------------------------------------------------------------
       33,900  Universal Health Realty
               Income Trust                                           957,675
-------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 8.7%
-------------------------------------------------------------------------------
       62,000  Boykin Lodging Co.(1)                                  590,860
-------------------------------------------------------------------------------
      259,600  Eagle Hospitality Properties
               Trust Inc.                                           2,328,612
-------------------------------------------------------------------------------
    2,491,000  Host Marriott Corp.                                 41,250,960
-------------------------------------------------------------------------------
    1,162,600  Innkeepers USA Trust                                15,009,166
-------------------------------------------------------------------------------
      573,303  InterContinental Hotels
               Group plc ORD                                        6,688,221
-------------------------------------------------------------------------------
      438,400  Strategic Hotel Capital Inc.                         6,444,480
-------------------------------------------------------------------------------
                                                                   72,312,299
-------------------------------------------------------------------------------

INDUSTRIALS - 9.0%
-------------------------------------------------------------------------------
      511,000  Centerpoint Properties Corp.                        20,951,000
-------------------------------------------------------------------------------
    1,443,910  Prologis                                            53,569,061
-------------------------------------------------------------------------------
                                                                   74,520,061
-------------------------------------------------------------------------------

MULTI-FAMILY RESIDENTIAL - 17.7%
-------------------------------------------------------------------------------
       86,200  AMLI Residential
               Properties Trust                                     2,361,018
-------------------------------------------------------------------------------
      260,500  Apartment Investment and
               Management Co.                                       9,690,600
-------------------------------------------------------------------------------
      614,500  Archstone-Smith Trust                               20,960,595
-------------------------------------------------------------------------------
      122,800  AvalonBay Communities Inc.                           8,214,092
-------------------------------------------------------------------------------
      767,000  Camden Property Trust                               36,072,010
-------------------------------------------------------------------------------
      143,600  Essex Property Trust, Inc.                           9,899,784
-------------------------------------------------------------------------------
      444,500  Gables Residential Trust                            14,801,850
-------------------------------------------------------------------------------
      378,900  GMH Communities Trust                                4,436,919
-------------------------------------------------------------------------------
      805,900  Mid-America Apartment
               Communities Inc.                                    29,415,350
-------------------------------------------------------------------------------
       65,600  Post Properties, Inc.                                2,036,224
-------------------------------------------------------------------------------
      322,500  Town & Country Trust (The)                           8,530,125
-------------------------------------------------------------------------------
                                                                  146,418,567
-------------------------------------------------------------------------------

Shares                                                               Value
-------------------------------------------------------------------------------

NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS - 10.6%
-------------------------------------------------------------------------------
       14,600  Cedar Shopping Centers, Inc.                      $    207,904
-------------------------------------------------------------------------------
      136,500  Equity One, Inc.                                     2,810,535
-------------------------------------------------------------------------------
      340,800  Federal Realty Investors Trust                      16,477,680
-------------------------------------------------------------------------------
      701,200  Heritage Property
               Investment Trust                                    20,811,616
-------------------------------------------------------------------------------
      797,200  Kimco Realty Corporation                            42,969,080
-------------------------------------------------------------------------------
       88,200  Regency Centers Corp.                                4,200,966
-------------------------------------------------------------------------------
                                                                   87,477,781
-------------------------------------------------------------------------------

OFFICE MANAGEMENT - 26.9%
-------------------------------------------------------------------------------
       30,400  Alexandria Real Estate
               Equities Inc.                                        1,957,152
-------------------------------------------------------------------------------
      819,300  Arden Realty Inc.                                   27,733,305
-------------------------------------------------------------------------------
      136,700  Boston Properties Inc.                               8,233,441
-------------------------------------------------------------------------------
      580,700  Brandywine Realty Trust                             16,491,880
-------------------------------------------------------------------------------
      763,300  CarrAmerica Realty Corp.                            24,082,115
-------------------------------------------------------------------------------
      768,824  Duke Realty Corporation                             22,949,396
-------------------------------------------------------------------------------
      527,948  Equity Office
               Properties Trust                                    15,907,073
-------------------------------------------------------------------------------
      382,100  Kilroy Realty Corp.                                 15,631,711
-------------------------------------------------------------------------------
      422,500  Liberty Property Trust                              16,498,625
-------------------------------------------------------------------------------
      850,100  Mack-Cali Realty Corp.                              36,001,735
-------------------------------------------------------------------------------
      456,200  Maguire Properties, Inc.                            10,894,056
-------------------------------------------------------------------------------
      551,100  Prentiss Properties Trust                           18,825,576
-------------------------------------------------------------------------------
      136,800  SL Green Realty Corp.                                7,690,896
-------------------------------------------------------------------------------
                                                                  222,896,961
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.6%
-------------------------------------------------------------------------------
      100,400  Rayonier, Inc.                                       4,972,812
-------------------------------------------------------------------------------

REGIONAL MALLS - 13.7%
-------------------------------------------------------------------------------
      934,810  General Growth
               Properties, Inc.                                    31,877,021
-------------------------------------------------------------------------------
      488,176  Pennsylvania REIT                                   19,683,256
-------------------------------------------------------------------------------
      908,600  Simon Property Group, Inc.                          55,042,988
-------------------------------------------------------------------------------
      228,800  Taubman Centers Inc.                                 6,346,912
-------------------------------------------------------------------------------
                                                                  112,950,177
-------------------------------------------------------------------------------

STORAGE - 3.3%
-------------------------------------------------------------------------------
      252,810  Extra Space Storage Inc.                             3,412,935
-------------------------------------------------------------------------------
      322,600  Public Storage Inc.                                 18,368,844
-------------------------------------------------------------------------------
      313,600  U-Store-It Trust                                     5,456,640
-------------------------------------------------------------------------------
                                                                   27,238,419
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $740,303,312)                                               807,535,911
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Real Estate - Schedule of Investments

MARCH 31, 2005

                                                                     Value
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 1.9%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.125% -6.18%,
5/15/07-11/15/27, valued at $15,825,535),
in a joint trading account at 2.57%,
dated 3/31/05, due 4/1/05
(Delivery value $15,401,099)
(Cost $15,400,000)                                               $ 15,400,000
-------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES - 99.5%
(Cost $755,703,312)                                               822,935,911
-------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.5%                                 4,513,865
-------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                        $827,449,776
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

REIT = Real Estate Investment Trust

(1) Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

MARCH 31, 2005
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investment securities, at value (cost of $755,703,312)           $822,935,911
---------------------------------------------------------------
Receivable for investments sold                                    12,262,324
---------------------------------------------------------------
Receivable for capital shares sold                                    273,985
---------------------------------------------------------------
Dividends and interest receivable                                   3,358,639
-------------------------------------------------------------------------------
                                                                  838,830,859
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        667,879
---------------------------------------------------------------
Payable for investments purchased                                   9,877,272
---------------------------------------------------------------
Accrued management fees                                               766,846
---------------------------------------------------------------
Distribution fees payable                                              34,543
---------------------------------------------------------------
Service fees payable                                                   34,543
-------------------------------------------------------------------------------
                                                                   11,381,083
-------------------------------------------------------------------------------

NET ASSETS                                                       $827,449,776

===============================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $732,148,139
---------------------------------------------------------------
Undistributed net realized gain on investment transactions         28,068,510
---------------------------------------------------------------
Net unrealized appreciation on investments                         67,233,127
-------------------------------------------------------------------------------
                                                                 $827,449,776
===============================================================================

INVESTOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                                       $522,675,715
---------------------------------------------------------------
Shares outstanding                                                 22,492,940
---------------------------------------------------------------
Net asset value per share                                              $23.24
-------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                                       $143,182,558
---------------------------------------------------------------
Shares outstanding                                                  6,158,289
---------------------------------------------------------------
Net asset value per share                                              $23.25
-------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                                       $161,591,503
---------------------------------------------------------------
Shares outstanding                                                  6,947,323
---------------------------------------------------------------
Net asset value per share                                              $23.26
-------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED MARCH 31, 2005
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends                                                        $ 19,350,001
---------------------------------------------------------------
Interest                                                              450,248
-------------------------------------------------------------------------------
                                                                   19,800,249
-------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                     7,025,450
---------------------------------------------------------------
Distribution fees - Advisor Class                                     295,577
---------------------------------------------------------------
Service fees - Advisor Class                                          295,577
---------------------------------------------------------------
Directors' fees and expenses                                           12,208
---------------------------------------------------------------
Other expenses                                                          4,954
-------------------------------------------------------------------------------
                                                                    7,633,766
-------------------------------------------------------------------------------
Amount reimbursed                                                        (405)
-------------------------------------------------------------------------------
                                                                    7,633,361
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              12,166,888
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain on investment transactions                       62,324,964
---------------------------------------------------------------
Change in net unrealized appreciation on investments              (23,159,699)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   39,165,265
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 51,332,153
===============================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2005         2004
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                              $ 12,166,888   $  7,343,729
---------------------------------------------
Net realized gain                                    62,324,964      42,799,68
---------------------------------------------
Change in net unrealized appreciation               (23,159,699)    79,332,958
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            51,332,153    129,476,375
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Investor Class                                     (9,161,435)    (6,654,103)
---------------------------------------------
  Institutional Class                                (2,444,048)    (1,351,811)
---------------------------------------------
  Advisor Class                                      (2,229,836)    (1,115,975)
---------------------------------------------
From net realized gains:
---------------------------------------------
  Investor Class                                    (32,154,057)    (1,939,003)
---------------------------------------------
  Institutional Class                                (8,421,830)      (368,420)
---------------------------------------------
  Advisor Class                                      (9,230,800)      (351,604)
-------------------------------------------------------------------------------
Decrease in net assets from distributions           (63,642,006)   (11,780,916)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                     281,197,182    263,319,823
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          268,887,329    381,015,282

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 558,562,447    177,547,165
--------------------------------------------------------------------------------
End of period                                      $827,449,776   $558,562,447
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital appreciation.
Income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure

(continued)

------
13

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

RECLASSIFICATION -- Certain amounts in the Statement of Changes in Net Assets and Financial Highlights of prior years have been reclassified to conform to the current year presentation.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

(continued)

------
14

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of the fund is as follows:

                               INVESTOR         INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $100 million              1.20%              1.00%               0.95%
--------------------------------------------------------------------------------
Next $900 million               1.15%              0.95%               0.90%
--------------------------------------------------------------------------------
Next $1 billion                 1.10%              0.90%               0.85%
--------------------------------------------------------------------------------
Over $2 billion                 1.05%              0.85%               0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended March 31, 2005 was 1.16%,
0.96%, and 0.91% for the Investor Class, Institutional Class and Advisor Class,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. During the year ended March 31,
2005, the Advisor Class received distribution fee reimbursements of $405. The reimbursements had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets. Fees incurred under the plan during the year ended March 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. During the year ended March 31, 2005, the fund invested in a money market fund for temporary purposes, which was managed by JPMIM. The fund has a bank line of credit agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sells of investment securities, excluding short-term investments, for the year ended March 31, 2005, were $1,312,792,649 and $1,072,144,038, respectively.

(continued)

------
15

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                   SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005

SHARES AUTHORIZED                                60,000,000
================================================================================
Sold                                             14,386,470     $ 336,831,952
--------------------------------------------
Issued in reinvestment of distributions           1,590,210         38,518,53
--------------------------------------------
Redeemed                                        (10,532,821)     (238,141,936)
--------------------------------------------------------------------------------
Net increase                                      5,443,859     $ 137,208,552
================================================================================
YEAR ENDED MARCH 31, 2004

SHARES AUTHORIZED                                30,000,000
================================================================================
Sold                                              5,731,167     $ 313,919,072
--------------------------------------------
Issued in reinvestment of distributions             394,405         7,932,727
--------------------------------------------
Redeemed                                         (7,596,877)     (149,060,464)
--------------------------------------------------------------------------------
Net increase                                      8,528,695     $ 172,791,335
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005

SHARES AUTHORIZED                                20,000,000
================================================================================
Sold                                              4,316,766     $ 102,211,672
--------------------------------------------
Issued in reinvestment of distributions             427,538        10,368,377
--------------------------------------------
Redeemed                                         (2,157,437)      (48,305,160)
--------------------------------------------------------------------------------
Net increase                                      2,586,867     $  64,274,889
================================================================================
YEAR ENDED MARCH 31, 2004

SHARES AUTHORIZED                                12,500,000
================================================================================
Sold                                              2,821,119     $  57,135,278

--------------------------------------------
Issued in reinvestment of distributions              84,111         1,698,449
--------------------------------------------
Redeemed                                           (808,602)      (15,771,895)
--------------------------------------------------------------------------------
Net increase                                      2,096,628     $  43,061,832
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005

SHARES AUTHORIZED                                20,000,000
================================================================================
Sold                                              4,829,792     $ 112,373,294
--------------------------------------------
Issued in reinvestment of distributions             461,765        11,207,628
--------------------------------------------
Redeemed                                         (1,913,596)      (43,867,181)
--------------------------------------------------------------------------------
Net increase                                      3,377,961     $  79,713,741
================================================================================
YEAR ENDED MARCH 31, 2004

SHARES AUTHORIZED                                12,500,000
================================================================================
Sold                                              3,635,944     $  73,541,512
--------------------------------------------
Issued in reinvestment of distributions              72,017         1,456,615
--------------------------------------------
Redeemed                                         (1,356,159)      (27,531,471)
--------------------------------------------------------------------------------
Net increase                                      2,351,802     $  47,466,656
================================================================================

(continued)

------
16

Notes to Financial Statements

MARCH 31, 2005

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2005.

6. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    2005               2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                  $33,137,764         $9,121,889
--------------------------------------------------------------------------------
Long-term capital gains                          $30,504,242         $2,659,027
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                  $759,160,051
================================================================================
Gross tax appreciation of investments                             $69,378,526
--------------------------------------------------------------------------------
Gross tax depreciation of investments                              (5,602,666)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $63,775,860
================================================================================
Net tax appreciation on translation of assets
and liabilities in foreign currencies                             $       528
--------------------------------------------------------------------------------
Net tax appreciation                                              $63,776,388
================================================================================
Undistributed ordinary income                                     $15,461,475
--------------------------------------------------------------------------------
Accumulated long-term gains                                       $16,063,774
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

(continued)

------
17

Notes to Financial Statements

MARCH 31, 2005

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $1,500,152 of qualified dividend income for the fiscal year ended March 31, 2005.

During the fiscal year ended March 31, 2005, the fund distributed $30,504,242, which was designated as capital gains dividends.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended March 31, 2005, of $76,066 qualify for the corporate dividends received deduction.

------
18

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
-------------------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
                                                 2005        2004        2003        2002       2001
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------
Net Asset Value, Beginning of Period            $23.09      $15.83      $16.22      $14.00     $11.74
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                        0.46        0.46        0.59        0.57       0.58
------------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.79        7.49       (0.44)       2.21       2.27
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                2.25        7.95        0.15        2.78       2.85
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.46)      (0.54)      (0.54)      (0.56)     (0.59)
------------------------------------------
  From Net Realized Gains                        (1.64)      (0.15)       --          --         --
-------------------------------------------------------------------------------------------------------
  Total Distributions                            (2.10)      (0.69)      (0.54)      (0.56)     (0.59)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $23.24      $23.09      $15.83      $16.22     $14.00
=======================================================================================================
  TOTAL RETURN(2)                                 9.53%      50.97%       0.93%      20.23%     24.57%

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.16%       1.17%       1.18%       1.20%      1.19%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             1.88%       2.28%       3.74%       3.83%      4.35%
------------------------------------------
Portfolio Turnover Rate                            171%        158%        162%        156%       242%
------------------------------------------
Net Assets, End of Period (in thousands)         $522,676    $393,604    $134,898    $107,599    $74,776
-------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
19

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------
                                                 2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $23.10      $15.85      $16.23      $14.01      $11.75
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(1)                        0.44        0.51        0.63        0.59        0.60
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.86        7.47       (0.44)       2.22        2.28
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations                2.30        7.98        0.19        2.81        2.88
--------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.51)      (0.58)      (0.57)      (0.59)      (0.62)
-----------------------------------------
  From Net Realized Gains                        (1.64)      (0.15)       --          --          --
--------------------------------------------------------------------------------------------------------
  Total Distributions                            (2.15)      (0.73)      (0.57)      (0.59)      (0.62)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $23.25      $23.10      $15.85      $16.23      $14.01
========================================================================================================
  TOTAL RETURN(2)                                 9.74%      51.14%       1.19%      20.45%      24.80%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             0.96%       0.97%       0.98%       1.00%       0.99%
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             2.08%       2.48%       3.94%       4.03%       4.55%
-----------------------------------------
Portfolio Turnover Rate                            171%        158%        162%        156%        242%
-----------------------------------------
Net Assets, End of Period (in thousands)         $143,183    $82,488     $23,371     $16,305     $12,390
--------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
                                                 2005        2004        2003        2002       2001
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $23.11      $15.83      $16.22      $14.00     $11.74
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(1)                        0.35        0.42        0.55        0.53       0.55
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.84        7.50       (0.44)       2.21       2.27
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations                2.19        7.92        0.11        2.74       2.82
--------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.40)      (0.49)      (0.50)      (0.52)     (0.56)
-----------------------------------------
  From Net Realized Gains                        (1.64)      (0.15)       --          --         --
--------------------------------------------------------------------------------------------------------
  Total Distributions                            (2.04)      (0.64)      (0.50)      (0.52)     (0.56)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $23.26      $23.11      $15.83      $16.22     $14.00
========================================================================================================
  TOTAL RETURN(2)                                 9.30%      50.66%       0.69%      19.93%     24.28%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.41%       1.42%       1.43%       1.45%      1.44%
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             1.63%       2.03%       3.49%       3.58%      4.10%
-----------------------------------------
Portfolio Turnover Rate                            171%        158%        162%        156%       242%
-----------------------------------------
Net Assets, End of Period (in thousands)         $161,592    $82,471     $19,278     $16,759    $9,046
--------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century Capital Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Real Estate Fund (the "Fund"), one of the funds comprising American Century Capital Portfolios, Inc., as of March 31, 2005, and
the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Real
Estate Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
May 12, 2005

------
22

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and
the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service  Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
23

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder,  Sayers 40, Inc., a technology products and service provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 10

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President-Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President-Finance, Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 46

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director, and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other  ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

LENGTH OF TIME SERVED (YEARS): 14

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present), Co-Chairman, ACC (September 2000 to December 2004); Chief Executive
Officer, ACC (June 1996 to September 2000); Chairman, ACS LLC and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS LLC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
24

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM, ACGIM, ACS LLC and
other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC, Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present);  Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present);  Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
25

Share Class Information

Three classes of shares are authorized for sale by Real Estate: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
26

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

(continued)

------
27

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
28

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL REAL ESTATE INVESTMENT TRUST (MSCI
REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
29

Notes

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES: 1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0505
SH-ANN-43385N

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D. D.  (Del)  Hock,  Donald  H.  Pratt  and  Timothy  Webster  are the
          registrant's  designated audit committee  financial experts.  They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2004:  $92,327
          FY 2005:  $115,236

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $10,714
          FY 2005:  $14,395

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2004:  $640,669
          FY 2005:  $176,286

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following information to the Corporate Secretary,  American Century Funds, P. O.
Box 41041, Kansas City, Missouri 64141:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005